UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-713 3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.99%
Air freight & logistics	1.26
Airlines	0.33
Auto components	0.28
Automobiles	0.46
Beverages	1.49
Biotechnology	0.55
Building products	0.80
Capital markets	1.19
Chemicals	1.82
Commercial banks	4.54
Commercial services & supplies	0.53
Communications equipment	1.79
Computers & peripherals	2.01
Construction & engineering	0.26
Construction materials	0.27
Consumer finance	0.18
Distributors	0.12
Diversified consumer services	0.46
Diversified financial services	1.31
Diversified telecommunication services	0.34
Electric utilities	1.21
Electrical equipment	0.65
Electronic equipment, instruments & components	0.53
Energy equipment & services	1.42
Food & staples retailing	0.86
Food products	2.03
Health care equipment & supplies	2.03
Health care providers & services	1.94
Hotels, restaurants & leisure	2.11
Household durables	0.64
Household products	0.99
Independent power producers & energy traders	0.16
Industrial conglomerates	0.24
Insurance	2.08
Internet & catalog retail	0.71
Internet software & services	0.68
IT services	1.51
Life sciences tools & services	0.30
Machinery	2.12
Media	1.77
Metals & mining	1.79
Multiline retail	0.40
Multi-utilities	0.88
Office electronics	0.15
Oil, gas & consumable fuels	4.37
Paper & forest products	0.04
Personal products	0.26
Pharmaceuticals	3.28
Professional services	0.08
Real estate investment trusts (REITs)	0.10
Real estate management & development	0.50
Road & rail	0.98
Semiconductors & semiconductor equipment	1.48
Software	3.41
Specialty retail	1.78
Textiles, apparel & luxury goods	0.27
Tobacco	0.12
Trading companies & distributors	0.97
Wireless telecommunication services	2.17
Total common stocks	67.99

Bonds
Corporate bonds
Agriculture	0.10
Auto loans	0.08
Banks	0.03
Chemicals	0.05
Commercial banks	0.21
Commercial services & supplies	0.05
Diversified consumer services	0.27
Diversified financial services	0.10
Electric utilities	0.23
Food & staples retailing	0.06
Gaming	0.05
Health care providers & services	0.09
Health services	0.04
Household durables	0.09
Independent power producers & energy traders	0.21
Insurance	0.13
Iron/steel	0.05
Media	0.32
Metals & mining	0.15
Non-food & drug retailers	0.04
Oil, gas & consumable fuels	0.45
Paper & forest products	0.23
Pharmaceuticals	0.10
Pipelines	0.10
Retail	0.04
Road & rail	0.05
Sovereign	0.09
Telecommunications	0.10
Total corporate bonds	3.51
Asset-backed securities	1.03
Collateralized debt obligations	0.47
Commercial mortgage-backed securities	2.07
Mortgage & agency debt securities	1.08
Municipal bond	0.10
US government obligation	0.36
Total bonds	8.62
Rights	0.02

Investment companies
UBS Global Aggregate Bond Relationship Fund	5.25
UBS Opportunistic Emerging Markets Debt Relationship Fund	3.02
UBS U.S. Equity Alpha Relationship Fund	12.81
Total investment companies	21.08
Short-term investment	3.38
Options purchased	0.64
Investment of cash collateral from securities loaned	1.28
Total investments before investments sold short	103.01

Investments sold short
Common stocks
Aerospace & defense	(0.51)
Air freight & logistics	(0.64)
Airlines	(0.20)
Beverages	(0.26)
Biotechnology	(0.19)
Capital markets	(0.24)
Commercial banks	(0.33)
Communications equipment	(0.19)
Computers & peripherals	(0.40)
Diversified financial services	(0.03)
Diversified telecommunication services	(0.22)
Electric utilities	(0.32)

Electrical equipment	(0.29)
Electronic equipment & instruments	(0.05)
Electronic equipment, instruments & components	(0.10)
Energy equipment & services	(0.11)
Food & staples retailing	(0.36)
Food products	(0.84)
Gas utilities	(0.31)
Health care equipment & supplies	(0.61)
Health care providers & services	(0.31)
Hotels, restaurants & leisure	(0.26)
Household durables	(0.12)
Household products	(0.34)
Independent power producers & energy traders	(0.16)
Insurance	(0.37)
Internet & catalog retail	(0.05)
Internet software & services	(0.03)
IT services	(0.26)
Leisure equipment & products	(0.04)
Life sciences tools & services	(0.32)
Machinery	(0.90)
Media	(0.39)
Metals & mining	(0.06)
Multiline retail	(0.10)
Multi-utilities	(0.85)
Oil, gas & consumable fuels	(1.29)
Pharmaceuticals	(0.97)
Road & rail	(0.24)
Semiconductors & semiconductor equipment	(0.55)
Software	(0.90)
Specialty retail	(0.73)
Thrifts & mortgage finance	(0.06)
Trading companies & distributors	(0.32)
Water utilities	(0.14)
Total investments sold short	(15.96)
Total investments, net of investments sold short	87.05
Cash and other assets, less liabilities	12.95
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Dynamic Alpha Fund — Portfolio of investments
September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—67.99%
Australia—0.79%
AMP Ltd.	249,430	$1,434,707
BHP Billiton Ltd.	52,996	1,763,993
Incitec Pivot Ltd.	363,721	908,075
MacArthur Coal Ltd.	45,006	374,809
National Australia Bank Ltd.	28,298	767,908
Total Australia common stocks		5,249,492

Belgium—0.53%
Anheuser-Busch InBev NV	77,750	3,550,363

Bermuda—0.16%
Seadrill Ltd.	52,600	1,098,243

Brazil—0.28%
BM&F BOVESPA SA	102,000	753,658
Gafisa SA	46,000	695,868
Itau Unibanco Holding SA ADR	21,560	434,434
Total Brazil common stocks		1,883,960

Canada—0.14%
Research In Motion Ltd.*	13,400	905,170

Cayman Islands—0.23%
Seagate Technology(1)	46,100	701,181
Subsea 7, Inc.*(2)	61,000	818,459
Total Cayman Islands common stocks		1,519,640

China—0.89%
Belle International Holdings Ltd.	817,000	839,133
China Life Insurance Co., Ltd., H Shares	136,000	592,254
China Resources Land Ltd.	292,000	639,759
China Zhongwang Holdings Ltd.*(2)	786,800	773,597
Hong Kong Exchanges and Clearing Ltd.	41,100	745,099
Industrial & Commercial Bank of China, H Shares	465,000	350,398
Shangri-La Asia Ltd.	246,000	463,429
Sino Land Co., Ltd.	356,000	637,580
Sun Hung Kai Properties Ltd.	60,000	884,123
Total China common stocks		5,925,372

Denmark—0.21%
FLSmidth & Co. A/S	9,573	521,269
Novo Nordisk A/S, Class B	5,521	345,670
Vestas Wind Systems A/S*	7,018	507,341
Total Denmark common stocks		1,374,280

Finland—0.60%
Nokia Oyj	176,682	2,598,403
Sampo Oyj, Class A	46,002	1,158,526
UPM-Kymmene Oyj	22,691	272,280
Total Finland common stocks		4,029,209

France—1.97%
Alstom SA	6,014	438,885
BNP Paribas	57,572	4,599,940
Cie de Saint-Gobain	14,291	741,356
Cie Generale de Geophysique-Veritas*	30,394	709,187
Compagnie Generale des Etablissements Michelin, Class B	8,824	692,245
Nexans SA	7,995	646,162
PPR	5,946	762,128
Remy Cointreau SA(2)	9,642	403,323
Sanofi-Aventis SA	17,601	1,291,685
Silicon-On-Insulator Technologies NPV*(2)	49,683	696,137
Societe Generale	14,866	1,196,479
Total SA ADR	3,800	225,188
Vallourec SA	4,179	708,156
Total France common stocks		13,110,871

Germany—1.68%
Allianz SE	10,876	1,358,697
Bayerische Motoren Werke AG	18,660	899,737
Daimler AG	16,892	850,454
Deutsche Post AG	146,346	2,741,189
E.ON AG	11,614	492,525
Fresenius Medical Care AG & Co. KGaA ADR	12,800	636,672
GEA Group AG	28,002	584,328
Henkel AG & Co KGaA, Preference shares	74,766	3,218,808
United Internet AG*	25,754	388,554
Total Germany common stocks		11,170,964

Greece—0.27%
National Bank of Greece SA*	39,000	1,398,231
Public Power Corp. SA*	19,000	422,893
Total Greece common stocks		1,821,124

Guernsey—0.10%
Resolution Ltd.*	467,787	693,393

India—0.24%
ICICI Bank Ltd. ADR	42,300	1,631,088

Ireland—0.83%
Covidien PLC(1)	86,300	3,733,338
CRH PLC	64,551	1,785,780
Total Ireland common stocks		5,519,118

Italy—0.55%
ENI SpA(2)	103,579	2,588,855
Intesa Sanpaolo SpA*	68,075	301,094
Saipem SpA	25,332	762,892
Total Italy common stocks		3,652,841

Japan—1.72%
Advantest Corp.	49,800	1,381,407
Asahi Glass Co., Ltd.	89,000	718,821
Canon, Inc.	24,300	982,666
Fanuc Ltd.	8,000	717,429
Hosiden Corp.	17,700	239,970
Ibiden Co., Ltd.	8,100	301,387
JTEKT Corp.	41,100	478,924
Komatsu Ltd.	38,300	717,658
Mitsubishi Corp.	37,800	764,717
Mitsui Fudosan Co., Ltd.	35,000	592,269
Nippon Steel Corp.	81,000	295,973
Nomura Holdings, Inc.(2)	150,200	925,311
Shin-Etsu Chemical Co., Ltd.	11,000	676,433
Sumco Corp.	34,200	777,229
Tokyu Land Corp.(2)	147,000	587,902
Toyota Motor Corp.	32,700	1,300,496
Total Japan common stocks		11,458,592

Luxembourg—0.35%
ArcelorMittal	27,927	1,044,151
Evraz Group SA GDR*(3)	24,929	649,401
Millicom International Cellular SA*	9,000	654,660
Total Luxembourg common stocks		2,348,212

Netherlands—2.00%
ASML Holding NV	18,642	548,323
ASML Holding NV, Class G	18,800	555,916
Heineken NV	43,051	1,984,774
Hunter Douglas NV	12,921	520,347
Koninklijke Philips Electronics NV	26,300	640,668
New World Resources NV, Class A	37,329	367,489
Ordina NV*	72,267	451,561
Qiagen NV*(2)	23,300	495,824
Royal Dutch Shell PLC, Class A	14,791	421,588

Netherlands—(concluded)
Royal Dutch Shell PLC, Class B	131,033	3,635,364
STMicroelectronics NV	72,547	687,397
TNT NV	63,928	1,715,689
TomTom NV*	42,744	733,079
Wolters Kluwer NV	26,026	555,853
Total Netherlands common stocks		13,313,872

Norway—0.08%
Telenor ASA*	46,800	542,047

Russia—0.11%
Gazprom OAO ADR	31,291	727,516

Singapore—0.04%
Golden Agri-Resources Ltd.*	933,000	284,805

South Korea—0.11%
KB Financial Group, Inc. ADR*	14,600	751,462

Spain—1.09%
Banco Santander SA	241,896	3,893,764
Gamesa Corp.Tecnologica SA	13,172	295,104
Gestevision Telecinco SA	38,031	479,726
Iberdrola SA	31,496	309,031
Inditex SA	11,419	655,199
Tecnicas Reunidas SA	7,021	383,843
Telefonica SA	46,411	1,280,548
Total Spain common stocks		7,297,215

Sweden—0.83%
Assa Abloy AB, Class B	195,738	3,181,180
Nordea Bank AB	233,387	2,350,157
Total Sweden common stocks		5,531,337

Switzerland—3.14%
Alcon, Inc.	22,800	3,161,676
Credit Suisse Group AG	12,702	704,781
Givaudan SA	3,391	2,542,514
Julius Baer Holding AG	16,444	821,169
Nestle SA	125,093	5,330,606
Novartis AG	38,887	1,945,663
Roche Holding AG	12,336	2,047,166
Swatch Group AG	19,400	881,733
Xstrata PLC*	167,511	2,469,604
Zurich Financial Services AG	4,297	1,022,108
Total Switzerland common stocks		20,927,020

United Kingdom—11.70%
31 Group PLC	81,740	377,006
Anglo American PLC*	55,950	1,782,071
Antofagasta PLC	51,241	621,961
Associated British Foods PLC	46,664	631,659
AstraZeneca PLC	43,766	1,961,248
Autonomy Corp. PLC*	28,886	752,014
Aviva PLC	216,537	1,550,689
Barclays PLC*	150,883	892,195
BG Group PLC	66,365	1,152,886
BP PLC	517,983	4,577,814
British Airways PLC*	239,248	843,091
British Sky Broadcasting Group PLC	70,081	640,080
Cadbury PLC	49,813	639,257
Carnival PLC	26,314	896,585
Cattles PLC*(4)	404,007	44,422
Centrica PLC	296,909	1,193,855
Daily Mail & General Trust (Non-voting), Class A	93,600	686,903
DSG International PLC*	1,436,158	613,965
Electrocomponents PLC	124,486	305,583
Entertainment Rights PLC*	458,314	0

United Kingdom—(concluded)
F&C Asset Management PLC	71,659	88,754
Friends Provident Group PLC	311,354	413,995
GlaxoSmithKline PLC	298,691	5,869,055
HMV Group PLC(2)	322,847	541,240
Home Retail Group PLC	110,427	479,846
HSBC Holdings PLC	446,480	5,108,961
IMI PLC	64,422	460,831
International Power PLC	86,766	400,742
ITV PLC	149,933	105,838
John Wood Group PLC	48,883	237,570
Kingfisher PLC	239,748	815,733
Ladbrokes PLC	184,127	551,448
Leaf Clean Energy Co.*	233,146	359,561
Lloyds Banking Group PLC*	616,126	1,021,094
Logica PLC	337,104	700,904
Monitise PLC*	682,286	160,833
Northern Foods PLC	288,302	324,598
Pearson PLC	195,404	2,407,717
Premier Farnell PLC	191,789	455,164
Prudential PLC	404,035	3,883,937
Psion PLC	148,288	260,685
Reckitt Benckiser Group PLC	16,383	800,661
Reed Elsevier PLC	223,637	1,673,730
Regus PLC	256,535	410,801
Rio Tinto PLC	42,395	1,808,004
Royal Bank of Scotland Group PLC*	384,611	325,466
Sage Group PLC	1,126,114	4,200,498
Standard Chartered PLC	140,286	3,457,134
STV Group PLC*	63,794	95,835
Taylor Wimpey PLC*	1,012,610	681,629
Tomkins PLC	100,201	302,017
Tullow Oil PLC	34,491	621,774
Unilever PLC	133,359	3,789,410
Vodafone Group PLC	4,292,666	9,618,175
William Hill PLC	336,449	947,958
Wolseley PLC*	171,656	4,134,184
Yule Catto & Co. PLC	145,813	319,835
Total United Kingdom common stocks		77,998,901

United States—37.35%
A123 Systems, Inc.*(2)	10,200	217,464
ACE Ltd.*(1)	24,800	1,325,808
Activision Blizzard, Inc.*	35,600	441,084
Adobe Systems, Inc.*	47,100	1,556,184
Aetna, Inc.	14,100	392,403
Aflac, Inc.(1)	22,000	940,280
Air Products & Chemicals, Inc.	6,600	512,028
Allergan, Inc.(1)	93,500	5,307,060
Amazon.com, Inc.*	32,200	3,006,192
American Electric Power Co., Inc.(1)	63,500	1,967,865
American Tower Corp., Class A*	79,000	2,875,600

United States—(continued)
Amphenol Corp., Class A	42,500	1,601,400
Anadarko Petroleum Corp.(1)	13,500	846,855
Apple, Inc.*(1)	37,200	6,895,764
Arch Coal, Inc.(1)	34,200	756,846
Artio Global Investors, Inc.*	33,200	868,180
Associated Banc-Corp.(1)	9,300	106,206
AT&T, Inc.(1)	17,800	480,778
Atmel Corp.*	257,200	1,077,668
Autodesk, Inc.*(1)	52,300	1,244,740
Avon Products, Inc.(1)	12,200	414,312
Baker Hughes, Inc.(1)	22,900	976,914
Bank of New York Mellon Corp.(1)	21,700	629,083
Baxter International, Inc.(1)	29,200	1,664,692
Becton Dickinson and Co.(1)	6,400	446,400
BioMarin Pharmaceutical, Inc.*	30,100	544,208
BlackRock, Inc.	7,200	1,561,104
BorgWarner, Inc.(1)	28,200	853,332
Broadcom Corp., Class A*(1)	52,100	1,598,949
Bucyrus International, Inc.	15,400	548,548
Burlington Northern Santa Fe Corp.(1)	39,100	3,121,353
C.H. Robinson Worldwide, Inc.	9,500	548,625
C.R. Bard, Inc.	17,300	1,359,953
Carnival Corp.(1)	40,300	1,341,184
CBS Corp., Class B(1)	43,500	524,175
Central European Distribution Corp.*	45,400	1,487,304
Cephalon, Inc.*(1)	9,000	524,160
Cisco Systems, Inc.*	126,900	2,987,226
Citrix Systems, Inc.*(1)	33,700	1,322,051
City National Corp.(1)	20,900	813,637
CME Group, Inc.	9,000	2,773,710
Coach, Inc.(1)	27,600	908,592
Coca-Cola Co.(1)	5,700	306,090
Cognizant Technology Solutions Corp., Class A*	55,200	2,134,032
Colgate-Palmolive Co.	20,800	1,586,624
Comcast Corp., Class A(1)	56,500	954,285
Concur Technologies, Inc.*	19,400	771,344
ConocoPhillips(1)	7,400	334,184
Constellation Brands, Inc., Class A*(1)	75,700	1,146,855
Continental Resources, Inc.*(2)	43,100	1,688,227
Danaher Corp.(1)	28,300	1,905,156
Darden Restaurants, Inc.	23,200	791,816
DaVita, Inc.*(1)	30,400	1,721,856
DeVry, Inc.	26,700	1,477,044
Dick’s Sporting Goods, Inc.*	25,400	568,960
Digital Realty Trust, Inc.	14,700	671,937
Discover Financial Services(1)	68,300	1,108,509
Dolby Laboratories, Inc., Class A*(1)	16,200	618,678
Dr. Pepper Snapple Group, Inc.*(1)	12,800	368,000
Dynegy, Inc., Class A*(1)	250,900	639,795
Ecolab, Inc.	32,500	1,502,475
EnergySolutions, Inc.	120,600	1,111,932
ENSCO International, Inc.(1)	11,200	476,448
EOG Resources, Inc.(1)	15,400	1,286,054
Estee Lauder Cos., Inc., Class A(1)	35,700	1,323,756
Exelon Corp.(1)	59,600	2,957,352
Express Scripts, Inc.*	57,100	4,429,818
F5 Networks, Inc.*	8,600	340,818
FedEx Corp.(1)	44,800	3,369,856
FirstEnergy Corp.(1)	16,500	754,380
Flowers Foods, Inc.	33,100	870,199
Fortune Brands, Inc.(1)	33,500	1,439,830
GameStop Corp., Class A*	50,100	1,326,147
General Dynamics Corp.(1)	48,300	3,120,180
General Electric Co.(1)	38,500	632,170
Genzyme Corp.*(1)	41,700	2,365,641
Gilead Sciences, Inc.*(1)	5,600	260,848

United States—(continued)
Google, Inc., Class A*	8,400	4,165,140
Halliburton Co.(1)	30,300	821,736
Henry Schein, Inc.*	21,900	1,202,529
Hess Corp.(1)	6,100	326,106
Hewlett-Packard Co.(1)	16,400	774,244
Home Depot, Inc.(1)	63,100	1,680,984
Illinois Tool Works, Inc.(1)	63,900	2,729,169
Immucor, Inc.*	53,400	945,180
IntercontinentalExchange, Inc.*	25,700	2,497,783
International Game Technology	141,800	3,045,864
Interpublic Group of Cos., Inc.*(1)	53,200	400,064
Intersil Corp., Class A(1)	41,700	638,427
Intuit, Inc.*(1)	65,300	1,861,050
Johnson & Johnson(1)	18,800	1,144,732
Johnson Controls, Inc.(1)	12,600	322,056
Joy Global, Inc.	12,800	626,432
JPMorgan Chase & Co.(1)	7,500	328,650
Kellogg Co.	33,000	1,624,590
Kimberly-Clark Corp.(1)	5,100	300,798
Kla-Tencor Corp.(1)	14,600	523,556
Kroger Co.(1)	64,400	1,329,216
L-3 Communications Holdings, Inc.(1)	7,900	634,528
Laboratory Corp. of America Holdings*	15,700	1,031,490
LKQ Corp.*	41,400	767,556
Lowe’s Cos., Inc.(1)	30,400	636,576
Marathon Oil Corp.(1)	14,600	465,740
Marvell Technology Group Ltd.*(1)	44,400	718,836
Masco Corp.(1)	49,500	639,540
MasterCard, Inc., Class A	15,800	3,193,970
McDonald’s Corp.	37,400	2,134,418
MDU Resources Group, Inc.(1)	56,800	1,184,280
Medco Health Solutions, Inc.*(1)	53,200	2,942,492
Medtronic, Inc.(1)	14,300	526,240
Merck & Co., Inc.(1)	21,700	686,371
Micros Systems, Inc.*	19,400	585,686
Microsoft Corp.(1)	110,100	2,850,489
Millipore Corp.*(1)	8,800	618,904
Monsanto Co.(1)	27,300	2,113,020
Monster Worldwide, Inc.*	30,300	529,644
Morgan Stanley(1)	15,400	475,552
MSC Industrial Direct Co., Class A	37,300	1,625,534
MSCI, Inc., Class A*	34,400	1,018,928
National Oilwell Varco, Inc.*	11,200	483,056
National Semiconductor Corp.(1)	42,700	609,329
NCR Corp.*	74,100	1,024,062
NetApp, Inc.*	50,300	1,342,004
Newfield Exploration Co.*	24,400	1,038,464
NiSource, Inc.(1)	88,100	1,223,709
Noble Corp.(1)	11,400	432,744
Northrop Grumman Corp.(1)	28,500	1,474,875
Omnicom Group, Inc.(1)	34,500	1,274,430
Oracle Corp.	70,000	1,458,800
O’Reilly Automotive, Inc.*	38,400	1,387,776
PACCAR, Inc.(1)	52,900	1,994,859
Pall Corp.(1)	23,900	771,492
Parker Hannifin Corp.	20,100	1,041,984
Peabody Energy Corp.(1)	11,100	413,142
Pepco Holdings, Inc.(1)	82,500	1,227,600
PepsiCo, Inc.(1)	11,300	662,858
Pfizer, Inc.(1)	81,700	1,352,135
Philip Morris International, Inc.(1)	15,900	774,966
Praxair, Inc.	27,800	2,270,982
priceline.com, Inc.*	7,800	1,293,396
Principal Financial Group, Inc.(1)	10,600	290,334

United States—(concluded)
Procter & Gamble Co.(1)		11,500	666,080
Pulte Homes, Inc.(1)		19,800	217,602
QUALCOMM, Inc.		73,800	3,319,524
Quanta Services, Inc.*		55,500	1,228,215
Regal-Beloit Corp.		48,700	2,226,077
Ryder System, Inc.(1)		26,500	1,035,090
Salesforce.com, Inc.*		33,700	1,918,541
SBA Communications Corp., Class A*		27,000	729,810
Schlumberger Ltd.		10,700	637,720
Scotts Miracle-Gro Co., Class A		16,300	700,085
Sempra Energy(1)		44,900	2,236,469
Sherwin-Williams Co.		31,200	1,876,992
Smith International, Inc.		20,400	585,480
Solera Holdings, Inc.		61,300	1,907,043
Southwest Airlines Co.(1)		140,600	1,349,760
Southwestern Energy Co.*		81,700	3,486,956
Sprint Nextel Corp.*(1)		156,700	618,965
SPX Corp.		12,300	753,621
Starent Networks Corp.*		67,300	1,710,766
STEC, Inc.*(2)		37,700	1,108,003
Strayer Education, Inc.		7,500	1,632,600
Sunoco, Inc.(1)		17,300	492,185
SUPERVALU, Inc.(1)		18,200	274,092
Sysco Corp.(1)		120,900	3,004,365
Target Corp.(1)		41,300	1,927,884
TD Ameritrade Holding Corp.*		77,300	1,516,626
Teradata Corp.*		45,400	1,249,408
Terra Industries, Inc.		14,400	499,248
Tetra Tech, Inc.*		63,200	1,676,696
Thermo Fisher Scientific, Inc.*		21,200	925,804
Time Warner Cable, Inc.		39,902	1,719,377
Ultra Petroleum Corp.*(1)		30,500	1,493,280
Union Pacific Corp.		39,600	2,310,660
United Technologies Corp.		21,700	1,322,181
Urban Outfitters, Inc.*		29,800	899,066
Valero Energy Corp.(1)		15,300	296,667
Viacom, Inc., Class B*(1)		12,400	347,696
Visa, Inc., Class A		51,500	3,559,165
VMware, Inc., Class A*(1)		39,600	1,590,732
Wal-Mart Stores, Inc.		22,900	1,124,161
Weatherford International Ltd.*		51,400	1,065,522
WellPoint, Inc.*(1)		13,300	629,888
Wells Fargo & Co.(1)		32,600	918,668
Williams Cos., Inc.(1)		12,300	219,801
WMS Industries, Inc.*		79,900	3,560,344
Wynn Resorts Ltd.*		4,700	333,183
XTO Energy, Inc.		53,400	2,206,488
Zimmer Holdings, Inc.*		30,800	1,646,260
Total United States common stocks			248,997,156
Total common stocks (cost $389,581,947)			453,313,263

		Face amount
Bonds—8.62%
Corporate bonds—3.51%
Australia—0.16%
Commonwealth Bank of Australia,
6.500%, due 07/14/14	AUD	250,000	219,434
Leighton Finance Ltd., MTN,
9.500%, due 07/28/14		250,000	220,685
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19		$300,000	368,272
Wesfarmers Ltd., MTN,
8.250%, due 09/11/14	AUD	250,000	224,862
Total Australia corporate bonds			1,033,253

Canada—0.21%
Citigroup Finance Canada, Inc.,
6.750%, due 09/22/14	CAD	500,000	456,080
Manulife Financial Corp., MTN,
7.768%, due 04/08/19		250,000	277,871
Shaw Communications, Inc.,
5.650%, due 10/01/19		250,000	237,267
Suncor Energy, Inc.,
6.100%, due 06/01/18		$153,000	159,895
Teck Resources Ltd.,
10.250%, due 05/15/16		250,000	282,500
Total Canada corporate bonds			1,413,613

Luxembourg—0.12%
ArcelorMittal,
9.000%, due 02/15/15		300,000	345,000
GAZ Capital SA, EMTN,
6.580%, due 10/31/13	GBP	300,000	478,246
Total Luxembourg corporate bonds			823,246

Sweden—0.10%
Svenska Handelsbanken AB,
2.875%, due 09/14/12(5)		$300,000	300,755
Vattenfall AB, EMTN,
6.875%, due 04/15/39	GBP	180,000	349,392
Total Sweden corporate bonds			650,147

United Kingdom—0.30%
Anglo American Capital PLC,
9.375%, due 04/08/14(5)		$270,000	314,550
Barclays Bank PLC,
6.750%, due 05/22/19		300,000	335,531
National Grid Gas PLC, EMTN,
6.000%, due 05/13/38	GBP	180,000	313,039
Scottish & Southern Energy PLC, EMTN,
6.250%, due 08/27/38		180,000	317,468
Tesco PLC, EMTN,
5.125%, due 04/10/47	EUR	300,000	378,958
WPP PLC,
4.375%, due 12/05/13		210,000	302,374
Total United Kingdom corporate bonds			1,961,920

United States—2.62%
Aetna, Inc.,
6.625%, due 06/15/36		$270,000	280,478
Allied Waste North America, Inc.,
6.875%, due 06/01/17		300,000	316,853
Altria Group, Inc.,
9.250%, due 08/06/19		270,000	329,928
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		300,000	317,868
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16		600,000	648,000
Bank of America Corp.,
5.750%, due 12/01/17		300,000	299,453
Bear Stearns Cos. LLC,
6.400%, due 10/02/17		300,000	326,361
Biomet, Inc.,
10.375%, due 10/15/17(6)		250,000	265,625
Boise Cascade LLC,
7.125%, due 10/15/14		1,490,000	1,184,550
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14		300,000	321,000
Chesapeake Energy Corp.,
9.500%, due 02/15/15		250,000	263,125
Comcast Corp.,
7.050%, due 03/15/33		300,000	340,220
ConocoPhillips Holding Co.,
6.950%, due 04/15/29		300,000	352,067

United States—(concluded)
DirecTV Financing Co., Inc.,
7.625%, due 05/15/16		300,000	321,000
DISH DBS Corp.,
6.625%, due 10/01/14		250,000	243,125
Exelon Generation Co. LLC,
6.200%, due 10/01/17		300,000	327,409
FireKeepers Development Authority,
13.875%, due 05/01/15(5)		300,000	318,750
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39(5)		280,000	296,783
Ford Motor Credit Co. LLC,
9.750%, due 09/15/10		250,000	255,473
9.875%, due 08/10/11		250,000	253,549
Fortune Brands, Inc.,
5.375%, due 01/15/16		600,000	599,500
HSBC Finance Corp.,
6.375%, due 11/27/12		550,000	591,463
Kinder Morgan Energy Partners LP,
6.000%, due 02/01/17		300,000	313,527
Merrill Lynch & Co., Inc.,
5.450%, due 02/05/13		550,000	570,307
MetLife, Inc.,
6.500%, due 12/15/32		270,000	298,456
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16(2)		530,000	349,800
Nisource Finance Corp.,
10.750%, due 03/15/16		250,000	293,926
Norfolk Southern Corp.,
7.700%, due 05/15/17		270,000	319,105
Nustar Logistics,
7.650%, due 04/15/18		330,000	357,680
Pacific Bell Telephone Co.,
6.625%, due 10/15/34		300,000	308,543
Plains All American Pipeline LP,
8.750%, due 05/01/19		275,000	330,111
Prudential Financial, Inc., MTN,
6.000%, due 12/01/17		300,000	304,051
Reynolds American, Inc.,
6.750%, due 06/15/17		300,000	311,868
Tennessee Valley Authority,
5.250%, due 09/15/39		600,000	633,074
5.880%, due 04/01/36		1,200,000	1,379,877
Time Warner Cable, Inc.,
8.250%, due 04/01/19		270,000	326,348
Truvo Subsidiary Corp.,
8.500%, due 12/01/14	EUR	1,050,000	368,764
Valero Energy Corp.,
6.625%, due 06/15/37		$900,000	803,764
Verizon Global Funding Corp.,
7.750%, due 12/01/30		300,000	362,452
Wachovia Capital Trust III,
5.800%, due 03/15/11(7),(8)		300,000	207,000
Wachovia Corp.,
5.750%, due 06/15/17		300,000	316,942
WellPoint, Inc.,
7.000%, due 02/15/19		300,000	341,027
Wells Fargo Capital XIII, GMTN,
7.700%, due 03/26/13(7),(8)		300,000	264,000
Yankee Acquisition Corp.,
8.500%, due 02/15/15(2)		300,000	282,000
Total United States corporate bonds			17,495,202
Total corporate bonds (cost $23,343,139)			23,377,381

Asset-backed securities—1.03%
Cayman Islands—0.10%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.804%, due 05/10/21(7)		1,000,000	692,500

United States—0.93%
American Express Credit Account Master Trust,
Series 2006-1, Class C,
0.523%, due 12/15/13(7)	325,000	311,861
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(7)	116,844	98,009
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(7)	54,022	52,817
Bank of America Credit Card Trust,
Series 2007-B1, Class B1,
0.323%, due 06/15/12(7)	300,000	298,546
Series 2007-B4, Class B4,
0.333%, due 09/15/12(7)	163,000	161,451
Citibank Credit Card Issuance Trust,
Series 2007-B1, Class B1,
0.670%, due 04/02/12(7)	123,000	121,862
Series 2004-C1, Class C1,
0.893%, due 07/15/13(7)	300,000	286,156
Series 2008-C6, Class C6,
6.300%, due 06/20/14	200,000	206,893
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(7)	114,981	109,948
Series 2005-7, Class 3AV3,
0.656%, due 11/25/35(7)	201,812	194,881
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3,
0.296%, due 11/25/36(7)	155,449	152,933
GSAMP Trust,
Series 2005-S1, Class B1,
6.708%, due 12/25/34(9)	7,748	0
Home Equity Asset Trust,
Series 2006-3, Class 2A3,
0.426%, due 07/25/36(7)	503,411	389,024
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
0.346%, due 03/25/37(7)	2,618,120	122,938
JP Morgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2,
0.296%, due 07/25/36(7)	24,129	23,160
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.463%, due 07/15/15(7)	275,000	252,468
Series 2004-B1, Class B1,
4.450%, due 08/15/16	325,000	315,205
Series 2002-C1, Class C1,
6.800%, due 07/15/14	550,000	574,200
MBNA Master Credit Card Trust,
Series 2000-H, Class C,
1.443%, due 01/15/13(7)	325,000	319,319
Series 2001-B, Class C,
7.250%, due 08/15/13	300,000	310,061
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.296%, due 05/25/37(7)	27,386	27,121
Series 2004-SL2, Class B4,
7.371%, due 06/25/35(7),(10),(11)	171,601	1,716
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.286%, due 09/25/36(7)	28,523	28,025
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.416%, due 08/25/36(7)	1,584,597	227,160

United States—(concluded)
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
0.336%, due 01/25/37(7)		41,314	38,816
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.316%, due 01/25/37(7)		253,801	240,131
Series 2005-3, Class AF3,
4.814%, due 11/25/35(9)		71,953	69,144
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
0.436%, due 03/25/35(7)		511,688	441,424
Series 2005-KS11, Class AI3,
0.446%, due 12/25/35(7)		77,161	69,550
SACO I Trust,
Series 2006-3, Class A1,
0.426%, due 04/25/36(7)		2,514,204	405,399
Saxon Asset Securities Trust,
Series 2005-3, Class A2C,
0.526%, due 11/25/35(7)		135,451	131,155
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1,
0.326%, due 01/25/37(7)		15,342	15,126
Series 2006-OPT3, Class 2A2,
0.356%, due 06/25/36(7)		33,744	32,403
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A2,
0.286%, due 09/25/36(7)		87,058	85,893
Series 2005-7, Class A4,
0.436%, due 08/25/35(7)		43,890	43,446
Total United States asset-backed securities			6,158,241
Total asset-backed securities (cost $11,109,160)			6,850,741

Collateralized debt obligations—0.47%
Cayman Islands—0.12%
Avenue CLO Fund Ltd.,
Series 2007-5I, Class SUB,
due 04/25/19(10),(12)		2,200,000	22,000
Babson CLO Ltd.,
Series 2007-1A, Class INC,
due 01/18/21(10),(11),(12)		1,500,000	7,500
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20(10),(11),(12)		2,000,000	180,000
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19(10),(11),(12)		2,750,000	192,500
FM Leveraged Capital Fund II,
due 11/20/20(7),(10),(11),(12)		5,300,000	159,000
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19(10),(11),(12)		1,200,000	24,000
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(10),(11)		8,000,000	240,000
Total Cayman Islands collateralized debt obligations			825,000

Ireland—0.03%
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23(10),(11),(12)	EUR	2,000,000	175,602
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(7),(10),(12)		4,500,000	65,851
Total Ireland collateralized debt obligations			241,453

Luxembourg—0.01%
Ashwell Rated SA,
due 12/22/77(4),(7),(10),(11),(12)	GBP	1,400,000	22,374

Luxembourg—(concluded)
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22(7),(10),(11),(12)	EUR	2,400,000	35,120
Total Luxembourg collateralized debt obligations			57,494

Netherlands—0.10%
Ares Euro CLO BV,
Series 2007-1A, Class G1,
1.000%, due 05/15/24(7)		1,400,000	81,948
Cadogan Square CLO BV,
Series 3A, Class M,
8.720%, due 01/17/23(7),(10),(11)		2,000,000	87,801
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(10),(11)		3,250,000	47,559
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22(10),(11),(12)		3,000,000	87,801
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22(10),(11),(12)		3,000,000	87,801
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23(10),(11),(12)		1,900,000	278,036
Total Netherlands collateralized debt obligations			670,946

United States—0.21%
Cent CDO Ltd.,
Series 2006-12A, Class INC,
due 11/18/20(10),(12)		$2,000,000	650,000
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22(10),(11),(12)		2,400,000	552,000
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23(7),(10),(11)	EUR	2,000,000	117,068
Shasta CLO I Ltd.,
due 04/20/21(7),(10),(11),(12)		$6,000,000	60,000
Total United States collateralized debt obligations			1,379,068
Total collateralized debt obligations (cost $68,011,185)			3,173,961

Commercial mortgage-backed securities—2.07%
United States—2.07%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3,
4.128%, due 07/10/42		663,047	665,439
Series 2006-6, Class A2,
5.309%, due 10/10/45		325,000	324,876
Series 2006-6, Class A4,
5.356%, due 10/10/45		800,000	680,992
Series 2007-3, Class A2,
5.837%, due 06/10/49(7)		600,000	599,507
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class A2,
0.453%, due 03/15/22(5),(7)		2,000,000	1,563,502
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41		1,106,011	1,133,740
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4,
5.431%, due 10/15/49		500,000	451,859
Series 2007-C6, Class AM,
5.888%, due 12/10/49(7)		650,000	464,140

United States—(concluded)
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4,
5.545%, due 01/15/46(7)	550,000	512,353
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	400,000	401,667
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2,
5.381%, due 03/10/39	700,000	695,163
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,200,000	865,231
Series 2006-RR1, Class A1,
5.950%, due 03/18/49(5),(7)	750,000	105,000
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.506%, due 03/21/46(7),(10),(11)	364,572	109,372
Series 2007-GKK1, Class A1,
5.701%, due 12/20/49(7),(10),(11)	475,000	123,500
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(7)	2,850,000	2,858,945
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(7)	2,150,000	1,776,905
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(7)	600,000	443,901
Total commercial mortgage-backed securities (cost $12,617,420)		13,776,092

Mortgage & agency debt securities—1.08%
United States—1.08%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class CB4,
4.939%, due 08/25/35(7)	980,130	4,901
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.436%, due 11/25/35(7)	2,969,721	577,789
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37	853,807	14,088
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
0.486%, due 08/25/35(7)	106,365	96,795
Countrywide Alternative Loan Trust,
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	636,912	25,165
Series 2006-26CB, Class M1,
6.500%, due 09/25/36	1,216,023	42,155
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.732%, due 05/25/36(7)	683,664	13,673
Series 2006-7, Class B1,
6.116%, due 08/25/36(7)	738,389	5,538
Federal Home Loan Bank of Chicago,†
5.625%, due 06/13/16	1,300,000	1,312,089
Federal National Mortgage Association,†
4.625%, due 05/01/13	600,000	632,397
5.832%, due 10/09/19(13)	6,700,000	3,744,998
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.169%, due 06/25/36(7)	962,312	57,739

United States—(continued)
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.486%, due 06/19/35(7)	273,859	146,057
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.735%, due 03/25/37(7)	447,666	11,192
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR25, Class B1,
5.480%, due 09/25/36(7)	1,411,538	2,293
Residential Accredit Loans, Inc.,
Series 2006-QS5, Class M1,
6.000%, due 05/25/36	1,024,444	17,253
Residential Funding Mortgage Securities I,
Series 2006-SA4, Class M1,
6.133%, due 11/25/36(7)	1,383,966	3,460
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
4.685%, due 04/25/35(7)	1,685,345	75,840
Series 2007-1, Class B1II,
6.265%, due 02/25/37(7)	2,010,420	85,604
Series 2006-7, Class B1II,
6.375%, due 08/25/36(7)	2,047,099	177,715
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class LB1,
5.580%, due 12/25/36(7)	474,161	24,549
Series 2006-AR16, Class 3B1,
5.676%, due 12/25/36(7)	1,297,484	47,449
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36	1,269,097	76,210
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	539,410	15,104
Series 2006-AR12, Class 2B1,
6.100%, due 09/25/36(7)	372,870	11,186
Total mortgage & agency debt securities (cost $11,289,723)		7,221,239

Municipal bond—0.10%
United States—0.10%
State of California General Obligations Bonds,
7.550%, due 04/01/39
(cost $539,518)	600,000	669,414

US government obligation—0.36%
United States—0.36%
US Treasury Bonds,
4.792%, due 08/15/29(13)
(cost $2,145,795)	5,500,000	2,380,416
Total bonds (cost $129,055,940)		57,449,244

	Number of rights
Rights—0.02%
France—0.02%
BNP Paribas, expires 10/13/09*
(cost $0)	57,572	124,687

	Units
Investment companies—21.08%
UBS Global Aggregate Bond Relationship Fund*(14)	3,500,000	34,973,400
UBS Opportunistic Emerging Markets Debt Relationship Fund*(14)	1,441,688	20,118,181
UBS U.S. Equity Alpha Relationship Fund*(14)	8,730,130	85,432,183
Total investment companies (cost $124,352,654)		140,523,764

Short-term investment—3.38%
Investment company—3.38%
UBS Cash Management Prime Relationship Fund, 0.204%(14),(15)
(cost $22,547,887)	22,547,887	22,547,887

	Number of contracts
Options purchased—0.64%
Call options—0.48%
1 Year Euro-Dollar Mid Curve, strike @ USD 98.25, expires October 2009*	1,200	382,500
1 Year Euro-Dollar Mid Curve, strike @ USD 98.50, expires October 2009*	900	73,125
1 Year Euro-Dollar Mid Curve, strike @ USD 98.50, expires December 2009*	600	195,000
10 Year US Treasury Notes, strike @ USD 120.00, expires November 2009*	350	218,750
30 Day Fed Fund Futures, strike @ USD 99.63, expires November 2009*	258	231,143
30 Day Fed Fund Futures, strike @ USD 99.88, expires November 2009*	258	10,751
30 Day Fed Fund Futures, strike @ USD 99.56, expires February 2010*	300	262,521
30 Year US Treasury Bond, strike @ USD 121.00, expires October 2009*	300	534,375
90 Day Euro-Dollar Futures, strike @ USD 99.13, expires October 2009*	120	151,500
90 Day Euro-Dollar Futures, strike @ USD 99.50, expires October 2009*	2,100	708,750
90 Day Euro-Dollar Futures, strike @ USD 99.75, expires December 2009*	1,200	37,500
90 Day Euro-Dollar Futures, strike @ USD 99.00, expires March 2010*	300	375,000
90 Day Euro-Dollar Futures, strike @ USD 99.50, expires March 2010*	900	264,375
90 Day Euro-Dollar Futures, strike @ USD 99.50, expires June 2010*	1,260	252,000
90 Day Euro-Dollar Futures, strike @ USD 99.75, expires June 2010*	1,260	39,375
Euro Bund Futures, strike @ EUR 121.50, expires November 2009*	70	150,579

Put options—0.16%
2 Year US Treasury Notes, strike @ USD 108.25, expires November 2009*	480	202,500
30 Day Fed Fund Futures, strike @ USD 99.69, expires March 2010*	60	25,002
90 Day Euro-Dollar Futures, strike @ USD 99.50, expires October 2009*	2,100	26,250
90 Day Euro-Dollar Futures, strike @ USD 99.13, expires March 2010*	111	40,238
90 Day Euro-Dollar Interest Rate Futures, strike @ USD 96.00, expires March 2011*	161	104,650
Total options purchased (cost $3,482,714)		4,285,884

	Shares
Investment of cash collateral from securities loaned—1.28%
UBS Private Money Market Fund LLC, 0.108%(14),(15)
(cost $8,507,119)	8,507,119	8,507,119
Total investments before investments sold short—103.01% (cost $677,528,261)		686,751,848

Investments sold short—(15.96)%
Common stocks—(15.96)%
Ireland—(0.06)%
Ingersoll-Rand PLC	(13,300)	(407,911)

United States—(15.90)%
Adobe Systems, Inc.	(28,900)	(954,856)
Advanced Micro Devices, Inc.	(145,200)	(821,832)
Akamai Technologies, Inc.	(9,800)	(192,864)
Alliant Energy Corp.	(72,100)	(2,007,985)
Altera Corp.	(45,900)	(941,409)

United States—(continued)
Amedisys, Inc.	(12,000)	(523,560)
American Water Works Co., Inc.	(36,200)	(721,828)
Aqua America, Inc.	(11,100)	(195,804)
Archer-Daniels-Midland Co. NPV	(16,500)	(482,130)
AutoZone, Inc.	(5,100)	(745,722)
Beckman Coulter, Inc.	(4,800)	(330,912)
Best Buy Co., Inc.	(30,200)	(1,133,104)
Biogen Idec, Inc.	(6,900)	(348,588)
BMC Software, Inc.	(69,100)	(2,593,323)
Boston Scientific Corp.	(95,300)	(1,009,227)
Bristol-Myers Squibb Co.	(45,000)	(1,013,400)
Brown-Forman Corp., Class B	(27,500)	(1,326,050)
Bucyrus International, Inc.	(6,700)	(238,654)
Bunge Ltd.	(5,000)	(313,050)
C.H. Robinson Worldwide, Inc.	(40,800)	(2,356,200)
Calpine Corp.	(35,000)	(403,200)
Campbell Soup Co.	(23,100)	(753,522)
Caterpillar, Inc.	(18,300)	(939,339)
Celgene Corp.	(11,900)	(665,210)
Centerpoint Energy, Inc.	(22,600)	(280,918)
CenturyTel, Inc.	(12,600)	(423,360)
Charles River Laboratories International, Inc.	(28,600)	(1,057,628)
Charles Schwab Corp.	(28,800)	(551,520)
Chesapeake Energy Corp.	(21,200)	(602,080)
Chevron Corp.	(10,200)	(718,386)
Chubb Corp.	(7,100)	(357,911)
Cisco Systems, Inc.	(34,000)	(800,360)
Clorox Co.	(22,200)	(1,305,804)
CME Group, Inc.	(700)	(215,733)
Coca-Cola Enterprises, Inc.	(17,900)	(383,239)
Cognizant Technology Solutions Corp., Class A	(9,300)	(359,538)
Colgate-Palmolive Co.	(12,500)	(953,500)
Computer Sciences Corp.	(5,300)	(279,363)
Compuware Corp.	(31,400)	(230,162)
CONSOL Energy, Inc.	(11,700)	(527,787)
Consolidated Edison, Inc.	(38,100)	(1,559,814)
Continental Airlines, Inc., Class B	(39,100)	(642,804)
Corning, Inc.	(42,300)	(647,613)
Covance, Inc.	(13,700)	(741,855)
CSX Corp.	(10,900)	(456,274)
Cummins, Inc.	(41,800)	(1,873,058)
Deere & Co.	(15,300)	(656,676)
Delta Air Lines, Inc.	(76,800)	(688,128)
Devon Energy Corp.	(23,000)	(1,548,590)
DISH Network Corp., Class A	(37,686)	(725,832)
Dollar Tree, Inc.	(8,200)	(399,176)
DreamWorks Animation SKG, Inc., Class A	(16,500)	(586,905)
Eli Lilly & Co.	(50,100)	(1,654,803)
EMC Corp.	(55,300)	(942,312)
Emerson Electric Co.	(24,900)	(997,992)
EQT Corp.	(48,500)	(2,066,100)
Expeditors International Washington, Inc.	(54,400)	(1,912,160)
Express Scripts, Inc.	(9,200)	(713,736)
Exxon Mobil Corp.	(27,100)	(1,859,331)
Flowers Foods, Inc.	(32,500)	(854,425)
Forest Laboratories, Inc.	(68,600)	(2,019,584)
Freeport-McMoRan Copper & Gold, Inc.	(5,800)	(397,938)
Gap, Inc.	(63,500)	(1,358,900)
General Mills, Inc.	(5,400)	(347,652)
Genoptix, Inc.	(16,500)	(573,870)
Goldman Sachs Group, Inc.	(5,100)	(940,185)
Goodrich Corp.	(25,400)	(1,380,236)

United States—(continued)
Hasbro, Inc.	(8,900)	(246,975)
Hershey Co.	(30,900)	(1,200,774)
Honeywell International, Inc.	(16,500)	(612,975)
Hormell Foods Corp.	(11,500)	(408,480)
Hospira, Inc.	(9,800)	(437,080)
Hudson City Bancorp, Inc.	(28,700)	(377,405)
Intel Corp.	(13,100)	(256,367)
International Business Machines Corp.	(5,100)	(610,011)
Intuitive Surgical, Inc.	(2,800)	(734,300)
ITT Industries, Inc.	(26,400)	(1,376,760)
Jabil Circuit, Inc.	(26,000)	(348,660)
Joy Global, Inc.	(14,000)	(685,160)
Kellogg Co.	(19,500)	(959,985)
Kohl’s Corp.	(4,600)	(262,430)
Lamar Advertising Co., Class A	(47,300)	(1,297,912)
Linear Technology Corp.	(12,800)	(353,664)
McAfee, Inc.	(9,900)	(433,521)
McDonald’s Corp.	(18,300)	(1,044,381)
MEMC Electronic Materials, Inc.	(17,900)	(297,677)
Microchip Technology, Inc.	(14,100)	(373,650)
Mylan, Inc.	(26,600)	(425,866)
Navistar International Corp.	(7,100)	(265,682)
NetFlix, Inc.	(6,700)	(309,339)
Northern Trust Corp.	(2,500)	(145,400)
Novell, Inc.	(130,300)	(587,653)
NSTAR	(41,300)	(1,314,166)
Occidental Petroleum Corp.	(16,600)	(1,301,440)
O’Reilly Automotive, Inc.	(7,300)	(263,822)
Parker Hannifin Corp.	(18,300)	(948,672)
Paychex, Inc.	(9,100)	(264,355)
Pioneer Natural Resources Co.	(11,900)	(431,851)
PNC Financial Services Group, Inc.	(17,000)	(826,030)
Prudential Financial, Inc.	(20,800)	(1,038,128)
Public Service Enterprise Group, Inc.	(17,400)	(547,056)
QLogic Corp.	(39,700)	(682,840)
Quest Diagnostics, Inc.	(3,500)	(182,665)
Quicksilver Resources, Inc.	(65,200)	(925,188)
Qwest Communications International, Inc.	(82,500)	(314,325)
Red Hat, Inc.	(13,000)	(359,320)
Regions Financial Corp.	(74,500)	(462,645)
Rockwell Automation, Inc.	(21,600)	(920,160)
RRI Energy, Inc.	(91,400)	(652,596)
Schlumberger Ltd.	(12,400)	(739,040)
Sherwin-Williams Co.	(4,800)	(288,768)
Southern Co.	(44,100)	(1,396,647)
Spectra Energy Corp.	(32,100)	(607,974)
St. Jude Medical, Inc.	(18,900)	(737,289)
Stanley Works	(18,000)	(768,420)
Stryker Corp.	(16,900)	(767,767)
Synopsys, Inc.	(12,700)	(284,734)
Tellabs, Inc.	(69,800)	(483,016)
Texas Instruments, Inc.	(29,300)	(694,117)
Thermo Fisher Scientific, Inc.	(7,100)	(310,057)
Tiffany & Co.	(20,300)	(782,159)
TJX Cos., Inc.	(8,200)	(304,630)
Travelers Cos., Inc.	(22,200)	(1,092,906)
Tyson Foods, Inc., Class A	(23,900)	(301,857)
Union Pacific Corp.	(19,600)	(1,143,660)
US Bancorp	(41,500)	(907,190)
Verizon Communications, Inc.	(25,000)	(756,750)
Vertex Pharmaceuticals, Inc.	(6,700)	(253,930)
Visa, Inc., Class A	(12,400)	(856,964)

United States—(concluded)
Walgreen Co.	(51,400)	(1,925,958)
Watson Pharmaceuticals, Inc.	(38,800)	(1,421,632)
Western Digital Corp.	(4,700)	(171,691)
Western Union Co.	(45,700)	(864,644)
Whole Foods Market, Inc.	(15,200)	(463,448)
WW Grainger, Inc.	(24,000)	(2,144,640)
Xcel Energy, Inc.	(37,700)	(725,348)
Yum! Brands, Inc.	(20,000)	(675,200)
Total United States common stocks		(105,962,809)

Total investments sold short (proceeds $91,772,823)		(106,370,720)
Total investments, net of investments sold short—87.05%		580,381,128
Cash and other assets, less liabilities—12.95%		86,327,881
Net assets—100.00%		$666,709,009

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $677,528,261; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$98,127,185
Gross unrealized depreciation	(88,903,598)
Net unrealized appreciation of investments	$9,223,587

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Security, or portion thereof, was on loan at September 30, 2009.
(3)

Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2009, the value of this security amounted to $649,401 or 0.10% of net assets.

(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2009, the value of these securities amounted to $66,796 or 0.01% of net assets.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $4,537,982 or 0.68% of net assets.

(6)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(7)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(10)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $3,326,601 or 0.50% of net assets.
(11)

Security exempt from registration under Rule 144A of the securities Act of 1933. These securities, which represents 0.39% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted securities table below for more information.)

			Acquisition		09/30/09
			cost as a	09/30/09	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted securities	dates	cost	net assets	value	of net assets
Ashwell Rated SA,
due 12/22/77	01/29/07	$1,290,100	0.19%	$22,374	0.00	%(a)
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23	10/19/06	2,000,000	0.30	175,602	0.03
Babson CLO Ltd.,
Series 2007-1A, Class INC,
due 01/18/21	02/02/07	1,438,602	0.22	7,500	0.00	(a)
Cadogan Square CLO BV,
Series 3A, Class M,
8.720%, due 01/17/23	12/01/06	1,916,956	0.29	87,801	0.01
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	1,919,799	0.29	180,000	0.03
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19	11/03/06	2,514,749	0.38	192,500	0.03
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.79	159,000	0.02
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	3,217,500	0.48	47,559	0.01
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.506%, due 03/21/46	05/02/08	256,177	0.04	109,372	0.02
Series 2007-GKK1, Class A1,
5.701%, due 12/20/49	05/02/08	259,906	0.04	123,500	0.02
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	2,400,000	0.36	35,120	0.01
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22	10/31/06	2,876,503	0.43	87,801	0.01
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,142,687	0.17	24,000	0.00	(a)
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22	11/28/06	2,925,534	0.44	87,801	0.01
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,135,708	1.22	240,000	0.04
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-SL2, Class B4,
7.371%, due 06/25/35	06/13/08	11,135	0.00 (a)	1,716	0.00	(a)
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22	02/26/07	2,400,000	0.36	552,000	0.08
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23	12/12/06	1,900,000	0.29	278,036	0.04
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23	09/25/06	2,000,000	0.30	117,068	0.02
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,827,334	0.87	60,000	0.01
		$49,732,690	7.46%	$2,588,750	0.39%

(a) Amount represents less than 0.005%.

(12)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(13)	Rate shown reflects annualized yield at September 30, 2009 on zero coupon bond.

(14)	Investment in affiliated mutual fund.
(15)	The rate shown reflects the yield at September 30, 2009.

ABS	Asset-backed securities
ADR	American depositary receipt
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
EMTN	Euro medium term note
GDR	Global depositary receipt
GMTN	Global medium term note
GE	General Electric
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
MTN	Medium term note
PO

Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REITs	Real estate investment trusts
Yankee	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of September 30, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)
Australian Dollar	38,290,000	USD	32,000,489	12/02/09	$(1,610,856)
Canadian Dollar	700,000	USD	654,655	12/02/09	845
Canadian Dollar	14,870,000	USD	13,783,482	12/02/09	(105,320)
Euro	84,500,000	USD	120,762,415	12/02/09	(2,890,378)
Euro	13,345,000	USD	19,709,430	12/02/09	181,069
Euro	9,225,000	ZAR	101,573,708	12/02/09	(135,772)
Great Britain Pound	62,375,000	USD	102,260,886	12/02/09	2,595,199
Hong Kong Dollar	32,510,000	USD	4,198,140	12/02/09	1,621
Japanese Yen	117,400,000	USD	1,302,137	10/02/09	(5,723)
Japanese Yen	1,217,700,000	USD	12,925,448	12/02/09	(645,291)
New Zealand Dollar	18,810,000	USD	13,539,645	12/02/09	12,433
Swiss Franc	28,530,000	USD	26,882,632	12/02/09	(658,902)
United States Dollar	5,282,773	EUR	3,585,000	12/02/09	(36,676)
United States Dollar	13,016,817	KRW	16,239,000,000	12/02/09	754,180
United States Dollar	27,154,182	MXN	360,653,700	12/02/09	(660,036)
United States Dollar	19,084,910	MYR	67,385,000	12/02/09	334,754
United States Dollar	12,758,194	NOK	77,270,000	12/02/09	592,941
United States Dollar	41,765,488	SEK	295,140,000	12/02/09	587,433
United States Dollar	19,714,089	TWD	644,700,000	12/02/09	543,468
Net unrealized depreciation on forward foreign currency contracts					$(1,145,011)

Currency type abbreviations:
EUR	Euro
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of September 30, 2009:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)
US treasury futures buy contracts:
US Long Bond, 255 contracts (USD)	December 2009	$30,496,043	$30,950,625	$454,582
2 Year US Treasury Notes, 261 contracts (USD)	December 2009	56,561,742	56,628,843	67,101
10 Year US Treasury Notes, 402 contracts (USD)	December 2009	47,185,193	47,567,906	382,713

US treasury futures sell contracts:
2 Year US Treasury Notes, 223 contracts (USD)	December 2009	(48,292,454)	(48,384,031)	(91,577)
3 Year US Treasury Notes, 172 contracts (USD)	December 2009	(38,390,445)	(38,562,937)	(172,492)
5 Year US Treasury Notes, 1,067 contracts (USD)	December 2009	(122,556,485)	(123,872,031)	(1,315,546)
10 Year US Treasury Notes, 86 contracts (USD)	December 2009	(10,106,206)	(10,176,219)	(70,013)

Index futures buy contracts:
Dow Jones EURO STOXX 50 Index, 120 contracts (EUR)	December 2009	4,941,445	5,016,949	75,504
FTSE MIB Index, 4 contracts (EUR)	December 2009	678,900	685,492	6,592
Hang Seng Stock Index, 102 contracts (HKD)	October 2009	14,191,511	13,750,169	(441,342)
MSCI Singapore Index, 12 contracts (SGD)	October 2009	538,847	546,566	7,719
MSCI Taiwan Index, 486 contracts (USD)	October 2009	12,867,336	13,292,100	424,764
NIKKEI 225 Index, 174 contracts (JPY)	December 2009	19,983,688	19,597,170	(386,518)
S&P 500 Index, 123 contracts (USD)	December 2009	32,228,829	32,376,675	147,846
S&P Toronto Stock Exchange 60 Index, 65 contracts (CAD)	December 2009	8,388,267	8,233,596	(154,671)
SPI 200 Index, 33 contracts (AUD)	December 2009	3,445,956	3,454,938	8,982

Index futures sell contracts:
Amsterdam Exchanges Index, 9 contracts (EUR)	October 2009	(808,120)	(821,817)	(13,697)
CAC 40 Euro Index, 255 contracts (EUR)	October 2009	(14,155,383)	(14,168,667)	(13,284)
DAX Index, 52 contracts (EUR)	December 2009	(10,801,544)	(10,794,913)	6,631
FTSE 100 Index, 515 contracts (GBP)	December 2009	(41,293,778)	(41,901,336)	(607,558)
IBEX 35 Index, 13 contracts (EUR)	October 2009	(2,222,396)	(2,230,987)	(8,591)
OMXS 30 Index, 24 contracts (SEK)	October 2009	(316,590)	(308,118)	8,472
S&P MidCap 400 Index, 1,044 contracts (USD)	December 2009	(70,430,328)	(71,952,480)	(1,522,152)

Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 196 contracts (USD)	December 2010	47,942,972	48,140,050	197,078
90 Day Euro-Dollar Futures, 280 contracts (USD)	March 2014	66,642,100	67,039,000	396,900
Euro-Bund, 480 contracts (EUR)	December 2009	85,130,163	85,609,486	479,323

Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 746 contracts (USD)	December 2010	(182,939,491)	(183,226,925)	(287,434)
90 Day Euro-Dollar Futures, 158 contracts (USD)	March 2011	(38,504,047)	(38,670,500)	(166,453)
90 Day Euro-Dollar Futures, 192 contracts (USD)	March 2012	(46,175,328)	(46,461,600)	(286,272)
Japanese 10 Year Bond, 89 contracts (JPY)	December 2009	(137,270,844)	(138,152,509)	(881,665)
Net unrealized depreciation on futures contracts				$(3,755,058)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Options written

UBS Dynamic Alpha Fund had the following open options written as of September 30, 2009:

	Expiration dates	Premiums received	Value
Call options:
1 Year Euro-Dollar Mid Curve, 600 contracts, strike @ USD 96.75	December 2009	$200,400	$45,000
1 Year Euro-Dollar Mid Curve, 600 contracts, strike @ USD 98.25	December 2009	279,900	390,000
1 Year Euro-Dollar Mid Curve, 600 contracts, strike @ USD 99.50	December 2009	245,400	258,750
10 Year US Treasury Notes, 100 contracts, strike @ USD 117.50	November 2009	131,032	184,375
30 Day Fed Fund Futures, 516 contracts, strike @ USD 99.75	November 2009	71,590	204,266
30 Day Fed Fund Futures, 300 contracts, strike @ USD 99.75	February 2010	93,105	75,006
30 Day Fed Fund Futures, 120 contracts, strike @ USD 99.81	March 2010	7,239	10,001
30 Year US Treasury Futures, 300 contracts, strike @ USD 121.00	November 2009	721,221	768,750
30 Year US Treasury Futures, 150 contracts, strike @ USD 120.00	November 2009	454,360	471,094
90 Day Euro-Dollar Futures, 120 contracts, strike @ USD 99.13	December 2009	106,080	156,000
90 Day Euro-Dollar Futures, 2,400 contracts, strike @ USD 99.63	December 2009	111,600	435,000

Put options:
10 Year US Treasury Notes, 350 contracts, strike @ USD 112.00	November 2009	223,447	38,281
2 Year US Treasury Notes, 480 contracts, strike @ USD 107.25	November 2009	103,978	52,500
2 Year US Treasury Notes, 300 contracts, strike @ USD 99.25	February 2010	30,600	21,877
3 Month Euro Euribor Interest Rate Futures, 1,000 contracts, strike @ EUR 97.00	December 2009	159,655	0
3 Month Sterling Interest Rate Futures, 170 contracts, strike @ GBP 97.50	March 2010	84,438	6,792
90 Day Euro-Dollar Futures, 1,800 contracts, strike @ USD 99.50	December 2009	301,200	191,250
90 Day Euro-Dollar Futures, 280 contracts, strike @ USD 98.63	December 2009	41,020	5,250
90 Day Euro-Dollar Futures, 440 contracts, strike @ USD 98.50	March 2010	221,135	71,500
90 Day Euro-Dollar Futures, 111 contracts, strike @ USD 99.38	March 2010	61,772	56,194
90 Day Euro-Dollar Futures, 2,520 contracts, strike @ USD 99.63	June 2010	139,680	220,500
Total options written		$3,788,852	$3,662,386

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made received)	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	1,200,000	04/01/36	3.9600	%(1)	—	%(2)	$—	$41,887	$41,887
Citigroup Global Markets Ltd.	USD	600,000,000	05/04/10	0.5975	(1)	—	(3)	—	3,996	3,996
Citigroup Global Markets Ltd.	USD	1,200,000,000	06/16/10	—	(3)	0.2200	(4)	—	92,972	92,972
Citigroup Global Markets Ltd.	USD	41,260,000	09/30/11	1.7500	(1)	—	(2)	—	(233,940)	(233,940)
Citigroup Global Markets Ltd.	USD	48,500,000	07/29/12	0.4962	(4)	2.1050	(1)	—	560,984	560,984
Citigroup Global Markets Ltd.	USD	26,750,000	09/30/12	—	(2)	2.3950	(1)	—	268,306	268,306
Citigroup Global Markets Ltd.	USD	75,400,000	02/28/14	—	(2)	2.9050	(1)	—	902,513	902,513
Citigroup Global Markets Ltd.	USD	9,970,000	03/11/19	0.2987	(4)	3.5100	(1)	—	117,422	117,422
Citigroup Global Markets Ltd.	USD	5,930,000	03/11/29	3.9710	(1)	0.2987	(4)	—	(122,371)	(122,371)
Deutsche Bank AG	USD	360,000	04/01/39	4.5690	(1)	—	(2)	—	(22,491)	(22,491)
Deutsche Bank AG	USD	524,000	09/15/39	4.3500	(1)	—	(2)	—	(21,973)	(21,973)
Deutsche Bank AG	AUD	6,200,000	09/21/39	5.6200	(1)	3.6800	(5)	—	82,165	82,165
Deutsche Bank AG	USD	900,000,000	05/04/10	—	(3)	0.6300	(1)	—	142,363	142,363
Deutsche Bank AG	USD	23,560,000	09/30/11	1.3765	(1)	—	(2)	—	18,393	18,393
Deutsche Bank AG	USD	15,170,000	09/30/12	—	(2)	2.0040	(1)	—	(6,506)	(6,506)
Deutsche Bank AG	GBP	23,000,000	08/15/13	—	(6)	4.7000	(1)	—	418,480	418,480
Deutsche Bank AG	GBP	19,750,000	08/15/16	4.8225	(1)	—	(6)	—	(621,297)	(621,297)
Deutsche Bank AG	USD	10,730,000	10/27/16	3.7090	(1)	—	(2)	—	(399,838)	(399,838)
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460	(1)	0.5969	(4)	—	(1,276,939)	(1,276,939)
Deutsche Bank AG	AUD	11,800,000	09/21/19	3.6800	(5)	5.9700	(1)	—	(54,843)	(54,843)
Deutsche Bank AG	GBP	5,450,000	08/15/21	—	(6)	4.8900	(1)	—	240,096	240,096
Deutsche Bank AG	USD	11,300,000	02/15/25	4.0750	(1)	—	(2)	—	(319,646)	(319,646)
Goldman Sachs International	JPY	1,350,000,000	02/02/37	2.5230	(1)	0.6406	(7)	—	(1,323,236)	(1,323,236)
Goldman Sachs International	USD	119,500,000	11/24/09	0.4069	(4)	0.5288	(8)	—	243,377	243,377
Goldman Sachs International	CHF	9,500,000	09/01/18	3.2500	(1)	0.4267	(9)	—	(689,340)	(689,340)
JPMorgan Chase Bank	USD	29,900,000	01/09/10	0.5375	(4)	0.6738	(8)	—	66,311	66,311
JPMorgan Chase Bank	USD	119,500,000	11/24/18	0.2563	(8)	0.4069	(4)	—	35,075	35,075
JPMorgan Chase Bank	USD	29,900,000	01/09/19	0.2650	(8)	0.5375	(4)	—	40,784	40,784
Merrill Lynch International	USD	4,080,000	06/15/39	3.6250	(1)	0.2950	(4)	—	167,355	167,355
Merrill Lynch International	USD	29,900,000	01/09/10	0.5375	(4)	0.6638	(8)	—	39,240	39,240
Merrill Lynch International	USD	1,200,000,000	06/16/10	0.1700	(4)	—	(3)	—	209,679	209,679
Merrill Lynch International	USD	119,500,000	11/24/10	—	(2)	0.1150	(8)	—	72,870	72,870
Merrill Lynch International	CAD	20,200,000	09/29/13	—	(10)	3.4500	(1)	—	5,098	5,098
Merrill Lynch International	CAD	20,200,000	09/29/13	—	(10)	3.4500	(1)	—	5,098	5,098
Merrill Lynch International	USD	46,800,000	08/15/16	4.3300	(1)	0.4400	(4)	—	(3,959,080)	(3,959,080)
Merrill Lynch International	CAD	17,000,000	09/29/16	3.7400	(1)	—	(10)	—	(27,431)	(27,431)
Merrill Lynch International	USD	10,730,000	10/27/16	3.7090	(1)	—	(2)	—	(399,838)	(399,838)
Merrill Lynch International	USD	29,900,000	01/09/19	0.2638	(8)	0.5375	(4)	—	69,495	69,495
Merrill Lynch International	CAD	10,400,000	03/09/19	2.6300	(1)	0.4371	(11)	—	559,878	559,878
Merrill Lynch International	CAD	4,660,000	09/29/21	—	(10)	4.2475	(1)	—	14,958	14,958
Merrill Lynch International	CAD	6,450,000	03/09/29	0.4371	(11)	3.7575	(1)	—	(276,382)	(276,382)
Merrill Lynch International	USD	2,970,000	08/15/29	4.2625	(1)	0.4400	(4)	—	(188,308)	(188,308)
								$—	$(5,524,664)	$(5,524,664)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(3)	Rate based on 6 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(4)	Rate based on 3 month LIBOR (USD BBA).
(5)	Rate based on 6 month BBSW.
(6)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(7)	Rate based on 6 month LIBOR (JPY BBA).
(8)	Rate based on 1 month LIBOR (USD BBA).
(9)	Rate based on 6 month LIBOR (CHF BBA).
(10)	Rate based on 3 month Canadian Bankers Acceptance. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(11)	Rate based on 3 month Canadian Bankers Acceptance.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Swap agreements

UBS Dynamic Alpha Fund had outstanding credit default swap agreements with the following terms as of September 30, 2009:

Credit default swaps on credit indices — Buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	12,883,200	12/20/12	0.6000	%(2)	—	%(3)	$—	$241,025	$241,025
Deutsche Bank AG	USD	24,000,000	06/20/13	3.2500	(2)	—	(4)	—	663,087	663,087
Deutsche Bank AG	USD	33,000,000	06/20/13	3.2500	(2)	—	(4)	—	911,745	911,745
Deutsche Bank AG	USD	5,640,000	06/20/14	5.0000	(2)	—	(5)	1,070,425	273,706	(796,719)
Deutsche Bank AG	USD	7,000,000	06/20/14	5.0000	(2)	—	(6)	(302,945)	(779,530)	(476,585)
Goldman Sachs International	USD	5,491,875	06/20/13	5.0000	(2)	—	(7)	—	(4,177)	(4,177)
Goldman Sachs International	USD	12,500,000	12/20/13	1.5000	(2)	—	(8)	302,658	(160,847)	(463,505)
Goldman Sachs International	USD	12,000,000	06/20/14	5.0000	(2)	—	(6)	(584,333)	(1,336,337)	(752,004)
Goldman Sachs International	USD	11,280,000	06/20/14	5.0000	(2)	—	(5)	1,763,283	547,410	(1,215,873)
Goldman Sachs International	USD	9,300,000	02/17/51	0.3500	(2)	—	(9)	988,404	1,722,076	733,672
Goldman Sachs International	USD	2,500,000	10/12/52	0.1000	(2)	—	(10)	476,941	189,972	(286,969)
Merrill Lynch	USD	24,000,000	06/20/13	3.2500	(2)	—	(4)	—	663,087	663,087
Merrill Lynch	USD	41,500,000	06/20/13	3.2500	(2)	—	(4)	—	1,146,588	1,146,588
Merrill Lynch	USD	1,750,000	12/20/13	1.5000	(2)	—	(8)	30,973	(22,519)	(53,492)
								$3,745,406	$4,055,286	$309,880

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 12 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 11 Index.

(7)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(8)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 11 Index.

(9)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AAA Series 4 Index.

(10)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AAA Series 1 Index.

Credit default swaps on corporate and sovereign issues — Buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Citigroup	USD	600,000	09/20/14	5.0000	%(2)	—	%(3)	$53,000	$(71,971)	$(124,971)
Citigroup	USD	3,000,000	12/20/14	1.0000	(2)	—	(4)	(33,919)	(34,691)	(772)
Deutsche Bank AG	USD	3,000,000	12/20/14	1.0000	(2)	—	(5)	(47,207)	(49,840)	(2,633)
Goldman Sachs International	USD	1,850,000	09/20/13	1.4700	(2)	—	(6)	—	(34,077)	(34,077)
Goldman Sachs International	USD	3,000,000	12/20/13	0.5500	(2)	—	(7)	—	(28,516)	(28,516)
Merrill Lynch	USD	1,600,000	09/20/13	2.8500	(2)	—	(8)	—	(94,079)	(94,079)
Merrill Lynch	USD	1,800,000	12/20/13	3.0500	(2)	—	(9)	—	(131,893)	(131,893)
Merrill Lynch	USD	1,800,000	05/20/14	3.3200	(2)	—	(10)	—	(168,641)	(168,641)
								$(28,126)	$(613,708)	$(585,582)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Textron Financial Corp. 5.125% bond, due 08/15/14.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wells Fargo & Company 0.702% bond, due 10/28/15.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JPMorgan Chase & Co. 4.750% bond, due 03/01/25.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder System, Inc. 6.950% bond, due 12/01/25.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Walt Disney Company 5.625% bond, due 09/15/16.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Panama 8.875% bond, due 09/30/27.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the AXP 4.875% bond, due 07/15/13.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.

Credit default swaps on credit indices — sell protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Deutsche Bank AG	EUR	21,840,000	06/20/13	—	%(3)	6.5000	%(4)	$—	$1,154,581	$1,154,581	5.0554%
Deutsche Bank AG	USD	45,500,000	06/20/13	—	(5)	3.2500	(4)	—	(1,257,102)	(1,257,102)	N/A
Deutsche Bank AG	USD	3,000,000	06/20/14	—	(6)	1.0000	(4)	(103,203)	(4,049)	99,154	1.0617
Deutsche Bank AG	USD	6,000,000	06/20/14	—	(6)	1.0000	(4)	(17,499)	(8,097)	9,402	1.0617
Deutsche Bank AG	EUR	11,500,000	06/20/14	—	(7)	1.8500	(4)	252,951	774,118	521,167	0.8531
Deutsche Bank AG	EUR	24,200,000	06/20/14	—	(7)	1.8500	(4)	1,003,906	1,629,013	625,107	0.8531
Deutsche Bank AG	USD	25,000,000	06/20/14	—	(6)	1.0000	(4)	(331,000)	(33,739)	297,261	1.0617
Deutsche Bank AG	USD	9,500,000	07/25/45	—	(8)	0.5400	(4)	—	(8,077,432)	(8,077,432)	N/A
Goldman Sachs International	USD	6,832,000	06/20/13	—	(9)	1.5500	(4)	—	69,123	69,123	1.2200
Goldman Sachs International	USD	29,580,000	06/20/13	—	(10)	5.0000	(4)	—	22,499	22,499	4.5352
Goldman Sachs International	USD	70,272,000	06/20/13	—	(9)	1.5500	(4)	—	710,975	710,975	1.2200
Goldman Sachs International	EUR	6,000,000	06/20/14	—	(7)	1.8500	(4)	274,526	403,888	129,362	8.5310
JPMorgan Chase Bank	USD	77,000,000	06/20/13	—	(11)	5.0000	(4)	—	5,593,247	5,593,247	N/A
Merrill Lynch	USD	3,100,000	07/25/45	—	(8)	0.5400	(4)	—	(2,635,793)	(2,635,793)	N/A
								$1,079,681	$(1,658,768)	$(2,738,449)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 9 Index.
(4)	Payments received are based on the notional amount.
(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(6)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.

(7)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Series 11 Index.
(8)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-A Series 6 Index.

(9)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.

(10)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(11)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 15-100% Tranche.

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Deutsche Bank AG	USD	625,000	09/20/13	—	%(3)	1.8000	%(4)	$—	$(1,436)	$(1,436)	1.8904%
Deutsche Bank AG	USD	1,750,000	12/20/13	—	(5)	4.0800	(4)	—	192,471	192,471	1.3186
Deutsche Bank AG	USD	1,750,000	12/20/13	—	(6)	5.3500	(4)	—	234,328	234,328	1.9283
Goldman Sachs International	USD	1,250,000	09/20/13	—	(3)	1.5300	(4)	—	(15,369)	(15,369)	1.8904
Merrill Lynch	USD	600,000	09/20/14	—	(3)	5.0000	(4)	(13,250)	69,958	83,208	2.4350
								$(13,250)	$479,952	$493,202

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Citigroup, Inc. 6.500% bond, due 01/18/11.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Morgan Stanley 6.600% bond, due 04/01/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 6.000% bond, due 06/15/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bombardier, Inc. 6.7500% bond, due 05/01/12.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS  Dynamic Alpha Fund had an outstanding total return swap agreement with the following terms as of Septmber 30, 2009:

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation
Merrill Lynch	GBP	11,590,000	03/31/11	—	%(1)	1.2500	%(2)	$—	$1,572,137	$1,572,137

(1)	Payment to the counterparty is equal to the negative total return of the IPD UK Annual Index multiplied by the notional amount.
(2)

Fixed payment received is based on the notional amount. The Fund will also receive a payment from the counterparty if the total return of the IPD UK Annual Index is positive equal to the positive return multiplied by the notional amount.

IPD	Institutional Property Databank

Currency type abbreviation:
GBP	Great Britain Pound

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$452,479,764	$789,077	$44,422	$453,313,263
Common stocks sold short	(106,370,720)	—	—	(106,370,720)
Corporate bonds	—	23,377,381	—	23,377,381
Asset-backed securities	—	6,849,025	1,716	6,850,741
Collateralized debt obligations	—	35,120	3,138,841	3,173,961
Commercial mortgage-backed securities	—	13,543,220	232,872	13,776,092
Mortgage & agency debt securities	—	7,221,239	—	7,221,239
Municipal bond	—	669,414	—	669,414
US government obligation	—	2,380,416	—	2,380,416
Rights	124,687	—	—	124,687
Investment companies	—	140,523,764	—	140,523,764
Short-term investment	—	22,547,887	—	22,547,887
Investment of cash collateral from securities loaned	—	8,507,119	—	8,507,119
Other financial instruments(2)	(2,825,423)	(7,618,487)	—	(10,443,910)
Total	$343,408,308	$218,825,175	$3,417,851	$565,651,334

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using

unobservable inputs (Level 3)

	Common	Asset-backed	Collateralized debt	Commercial mortgage-
	stock	securities	obligations	backed securities	Right	Total
Assets
Beginning balance	$45,729	$112,633	$1,934,202	$149,708	$46,344	$2,288,616
Total gains or losses (realized/unrealized) included in earnings	(1,307)	(119,006)	5,447,927	83,311	—	5,410,925
Purchases, sales, issuances, and settlements (net)	—	8,089	(4,243,288)	(147)	—	(4,235,346)
Transfers in and/or out of Level 3	—	—	—	—	(46,344)	(46,344)
Ending balance	$44,422	$1,716	$3,138,841	$232,872	$—	$3,417,851

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$(1,307)	$(102,148)	$1,438,211	$88,036	$—	$1,422,792

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.81%
Air freight & logistics	0.51
Airlines	0.43
Auto components	0.26
Automobiles	0.67
Beverages	0.69
Biotechnology	0.38
Building products	0.02
Capital markets	1.35
Chemicals	1.16
Commercial banks	3.12
Communications equipment	0.74
Computers & peripherals	1.60
Construction & engineering	0.06
Construction materials	0.39
Consumer finance	0.42
Diversified consumer services	0.15
Diversified financial services	1.99
Diversified telecommunication services	0.97
Electric utilities	1.54
Electrical equipment	0.03
Electronic equipment, instruments & components	0.10
Energy equipment & services	1.22
Food & staples retailing	0.90
Food products	0.40
Health care equipment & supplies	2.07
Health care providers & services	0.85
Hotels, restaurants & leisure	0.81
Household durables	0.45
Household products	1.05
Independent power producers & energy traders	0.05
Industrial conglomerates	0.61
Insurance	1.42
Internet & catalog retail	0.57
Internet software & services	0.56
IT services	0.69
Life sciences tools & services	0.09
Machinery	1.40
Marine	0.15
Media	1.59
Metals & mining	1.27
Multiline retail	0.00	(2)
Multi-utilities	0.26
Office electronics	0.42
Oil, gas & consumable fuels	4.79
Paper & forest products	0.02
Personal products	0.33
Pharmaceuticals	2.50
Professional services	0.21
Real estate investment trusts (REITs)	0.09
Real estate management & development	0.35
Road & rail	0.78
Semiconductors & semiconductor equipment	1.05
Software	1.57
Specialty retail	0.48
Tobacco	0.51
Trading companies & distributors	0.44
Wireless telecommunication services	0.99
Total common stocks	48.33

Bonds
Corporate bonds
Commercial banks	0.10
Diversified financial services	0.06
Wireless telecommunication services	0.02
Total corporate bonds	0.18
Asset-backed securities	0.03
Collateralized debt obligation	0.01
Commercial mortgage-backed securities	0.16
Mortgage & agency debt securities	0.11
Stripped mortgage-backed securities	0.02
US government obligations	7.90
Non US-government obligations	4.35
Sovereign/supranational bond	0.11
Total bonds	12.87
Investment companies
UBS Corporate Bond Relationship Fund	5.11
UBS Emerging Markets Equity Relationship Fund	6.10
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.91
UBS Global Aggregate Bond Relationship Fund	4.11
UBS High Yield Relationship Fund	3.10
UBS Small-Cap Equity Relationship Fund	2.10
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	0.06
Total investment companies	35.49
Rights	0.01
Short-term investment	4.78
Investment of cash collateral from securities loaned	0.61
Total investments	102.09
Liabilities, in excess of cash and other assets	(2.09)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund.  Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

(2) Amount represents less than 0.005%.

UBS Global Allocation Fund — Portfolio of investments
September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—48.33%
Australia—0.77%
BHP Billiton Ltd.	53,158	$1,769,386
National Australia Bank Ltd.	115,701	3,139,717
Orica Ltd.	187,216	3,881,306
Qantas Airways Ltd.	1,269,917	3,204,117
QBE Insurance Group Ltd.	108,390	2,300,657
Total Australia common stocks		14,295,183

Austria—0.18%
Telekom Austria AG	189,082	3,408,859

Belgium—0.24%
Anheuser-Busch InBev NV	95,251	4,349,526

Brazil—0.66%
Agra Empreendimentos Imobiliarios SA	138,000	399,605
Banco Bradesco SA ADR	46,400	922,896
BM&F BOVESPA SA	285,000	2,105,808
Cia de Bebidas das Americas ADR	3,500	287,910
Cosan Ltd., Class A*	53,000	418,700
Gerdau SA ADR	43,000	577,920
Itau Unibanco Banco Multiplo SA ADR	62,180	1,252,927
Petroleo Brasileiro SA ADR	40,200	1,845,180
Rossi Residencial SA	205,000	1,648,933
Usinas Siderurgicas de Minas Gerais SA, Preference shares	27,253	720,860
Vale SA ADR	87,500	2,023,875
Total Brazil common stocks		12,204,614

Canada—0.94%
EnCana Corp.	73,600	4,262,084
Research In Motion Ltd.*	25,300	1,709,015
Teck Resources Ltd., Class B*	115,000	3,168,636
Toronto-Dominion Bank	69,100	4,469,411
TransCanada Corp.(1)	121,300	3,780,676
Total Canada common stocks		17,389,822

Cayman Islands—0.26%
Lonking Holdings Ltd.	625,000	358,062
Seagate Technology	287,500	4,372,875
Total Cayman Islands common stocks		4,730,937

China—1.03%
Angang Steel Co., Ltd., Class H(1)	296,000	556,094
Bank of Communications Co., Ltd., Class H	822,000	1,001,243
Bank of East Asia Ltd.	846,800	3,059,387
Belle International Holdings Ltd.	1,107,000	1,136,989
China Life Insurance Co., Ltd., H Shares	245,000	1,066,929
China Zhongwang Holdings Ltd.*(1)	1,240,800	1,219,979
Chongqing Machinery & Electric Co., Ltd., H Shares*	3,334,000	576,456
Dongfeng Motor Group Co., Ltd., H Shares	414,000	440,173
Hengan International Group Co., Ltd.	102,000	616,602
Industrial & Commercial Bank of China, H Shares	1,071,000	807,045
Jardine Matheson Holdings Ltd.	59,600	1,811,840
Mindray Medical International Ltd. ADR(1)	20,800	678,912
New World Development Ltd.	1,269,000	2,731,198
Parkson Retail Group Ltd.	60,500	89,617
PetroChina Co., Ltd., Class H	414,000	467,950
Suntech Power Holdings Co., Ltd. ADR*(1)	39,800	604,960
Tencent Holdings Ltd.	64,800	1,054,352
Xingda International Holdings Ltd.	2,560,000	1,057,025
Total China common stocks		18,976,751

Finland—0.19%
Sampo Oyj, Class A	136,038	3,426,015

France—0.89%
BNP Paribas	88,977	7,109,165
GDF Suez	80,760	3,586,177
Total SA	95,761	5,690,054
Total France common stocks		16,385,396

Germany—1.48%
Bayer AG	71,793	4,974,510
Daimler AG	83,396	4,198,701
E.ON AG	140,901	5,975,313
HeidelbergCement AG	41,035	2,656,549
Henkel AG & Co KGaA, Preference shares	71,987	3,099,167
MAN SE	25,863	2,134,549
Metro AG	75,646	4,278,423
Total Germany common stocks		27,317,212

Guernsey—0.04%
Resolution Ltd.*	525,188	778,478

Hungary—0.05%
OTP Bank PLC*	30,246	863,026

India—0.29%
HDFC Bank Ltd. ADR	11,900	1,408,603
ICICI Bank Ltd. ADR	51,600	1,989,696
Reliance Industries Ltd. GDR*(2)	10,537	970,458
Sterlite Industries India Ltd. ADR	63,300	1,010,901
Total India common stocks		5,379,658

Indonesia—0.17%
Aneka Tambang Tbk PT	1,971,500	499,759
Astra Agro Lestari Tbk PT	118,500	258,089
Astra International Tbk PT	372,500	1,285,347
Indah Kiat Pulp and Paper Corp. Tbk PT*	2,366,000	445,538
International Nickel Indonesia Tbk PT*	759,500	326,117
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	389,500	308,295
Total Indonesia common stocks		3,123,145

Ireland—1.13%
Covidien PLC	358,900	15,526,014
CRH PLC	120,168	3,324,403
Elan Corp. PLC ADR*	92,300	656,253
Ryanair Holdings PLC ADR*	46,500	1,350,360
Total Ireland common stocks		20,857,030

Israel—0.07%
Elbit Systems Ltd.	8,847	598,961
Teva Pharmaceutical Industries Ltd. ADR	14,700	743,232
Total Israel common stocks		1,342,193

Japan—2.73%
Canon, Inc.	116,900	4,727,310
Chuo Mitsui Trust Holdings, Inc.	703,000	2,607,910
Japan Tobacco, Inc.	1,828	6,272,200
Kao Corp.	122,100	3,019,685
Mitsubishi Corp.	278,100	5,626,130
Mitsui OSK Lines Ltd.	465,000	2,755,862
Nissan Motor Co., Ltd.*	576,700	3,899,704
Nomura Holdings, Inc.(1)	382,500	2,356,403
NTT DoCoMo, Inc.	1,408	2,249,286
ORIX Corp.	44,000	2,686,125
Ricoh Co., Ltd.	203,000	2,957,990
Shin-Etsu Chemical Co., Ltd.	66,800	4,107,793
Sumitomo Mitsui Financial Group, Inc.	106,400	3,710,043
THK Co., Ltd.	176,300	3,452,742
Total Japan common stocks		50,429,183

Luxembourg—0.13%
ArcelorMittal	54,526	2,038,650
Evraz Group SA GDR*	15,991	416,566
Total Luxembourg common stocks		2,455,216

Malaysia—0.07%
KNM Group Bhd	5,998,400	1,291,190

Mexico—0.05%
America Movil SAB de CV ADR, Series L	20,300	889,749
Wal-Mart de Mexico SAB de CV(1)	34,000	117,893
Total Mexico common stocks		1,007,642

Netherlands—0.97%
ASML Holding NV	125,837	3,701,286
ING Groep NV CVA*	280,671	5,010,783
James Hardie Industries NV*	176,621	1,224,706
New World Resources NV, Class A	151,036	1,486,890
Royal Dutch Shell PLC, Class A	229,100	6,554,205
Total Netherlands common stocks		17,977,870

Norway—0.44%
Petroleum Geo-Services ASA*	309,000	3,014,517
Telenor ASA*	444,400	5,147,134
Total Norway common stocks		8,161,651

Philippines—0.03%
Megaworld Corp.	17,538,000	555,234

Russia—0.20%
Gazprom OAO ADR	29,791	692,641
Lukoil OAO ADR	16,328	884,978
Rosneft Oil Co. GDR	131,447	988,481
Vimpel-Communications ADR*	65,800	1,230,460
Total Russia common stocks		3,796,560

Singapore—0.49%
CapitaLand Ltd.	893,000	2,358,258
DBS Group Holdings Ltd.	284,000	2,677,400
Olam International Ltd.(1)	1,872,000	3,322,330
Yanlord Land Group Ltd.	402,000	650,666
Total Singapore common stocks		9,008,654

South Africa—0.20%
African Rainbow Minerals Ltd.	17,069	340,835
Aveng Ltd.	101,350	583,518
Impala Platinum Holdings Ltd.	12,488	290,921
JD Group Ltd.	176,801	1,049,697
MTN Group Ltd.	55,306	899,312
Murray & Roberts Holdings Ltd.	77,324	610,913
Total South Africa common stocks		3,775,196

South Korea—0.54%
Hyundai Motor Co.	20,629	1,952,161
LG Electronics, Inc.	5,475	583,164
LG Household & Health Care Ltd.	2,415	541,108
NHN Corp.*	8,500	1,251,644
POSCO	1,689	698,106
Samsung Electronics Co., Ltd.	3,484	2,409,896
Samsung Fire & Marine Insurance Co., Ltd.	3,630	742,482
Shinhan Financial Group Co., Ltd.*	29,730	1,185,920
Shinsegae Co., Ltd.	1,351	682,236
Total South Korea common stocks		10,046,717

Spain—0.24%
Banco Bilbao Vizcaya Argentaria SA	250,966	4,454,756

Switzerland—1.45%
Adecco SA	72,488	3,854,182
Alcon, Inc.	35,400	4,908,918
Credit Suisse Group AG	63,071	3,499,549
Nobel Biocare Holding AG	121,647	4,026,336
Roche Holding AG	51,240	8,282,061
Synthes, Inc.	17,969	2,165,713
Total Switzerland common stocks		26,736,759

Taiwan—0.34%
AU Optronics Corp. ADR	90,000	871,200
Far Eastern Textile Co., Ltd.	336,600	394,731
HON HAI Precision Industry Co., Ltd.	215,000	862,729
MediaTek, Inc.	40,000	666,915
Powertech Technology, Inc.	354,000	1,063,718
Siliconware Precision Industries Co. ADR	119,000	854,420
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	59,200	648,832
Yuanta Financial Holding Co., Ltd.	1,200,000	888,391
Total Taiwan common stocks		6,250,936

Turkey—0.10%
Ford Otomotiv Sanayi AS	126,884	795,162
Trakya Cam Sanayi AS*	326,259	400,129
Turkiye Garanti Bankasi AS	167,027	630,291
Total Turkey common stocks		1,825,582

United Kingdom—3.16%
Associated British Foods PLC	238,770	3,232,070
Barclays PLC*	845,705	5,000,785
British Land Co. PLC (REITs)	212,841	1,616,402
British Sky Broadcasting Group PLC	358,296	3,272,470
Cobham PLC	543,447	1,901,168
GlaxoSmithKline PLC	271,143	5,327,758
Home Retail Group PLC	538,915	2,341,785
Imperial Tobacco Group PLC	109,710	3,170,021
Kingfisher PLC	569,213	1,936,725
Man Group PLC	780,259	4,129,968
Prudential PLC	352,612	3,389,614
Rio Tinto PLC	121,351	5,175,212
Sage Group PLC	1,131,183	4,219,405
Tullow Oil PLC	158,705	2,860,996
Vodafone Group PLC	3,745,483	8,392,153
Wolseley PLC*	104,605	2,519,319
Total United Kingdom common stocks		58,485,851

United States—28.80%
ACE Ltd.*	89,800	4,800,708
Adobe Systems, Inc.*	89,000	2,940,560
Aflac, Inc.	110,600	4,727,044
Allergan, Inc.	183,300	10,404,108
Amazon.com, Inc.*	60,900	5,685,624
American Electric Power Co., Inc.	216,400	6,706,236
American Tower Corp., Class A*	65,800	2,395,120
Amgen, Inc.*	60,700	3,655,961
Anadarko Petroleum Corp.	113,300	7,107,309
Apple, Inc.*	90,500	16,775,985
AT&T, Inc.	308,100	8,321,781
Autodesk, Inc.*	84,600	2,013,480
Avon Products, Inc.	99,900	3,392,604
Baker Hughes, Inc.	158,600	6,765,876
Bank of America Corp.	456,100	7,717,212
Bank of New York Mellon Corp.	206,702	5,992,291
Baxter International, Inc.	34,600	1,972,546
BlackRock, Inc.	13,500	2,927,070
BorgWarner, Inc.	92,800	2,808,128
Broadcom Corp., Class A*	92,800	2,848,032
Burlington Northern Santa Fe Corp.	77,300	6,170,859
Carnival Corp.	195,100	6,492,928
Central European Distribution Corp.*	23,100	756,756
Chevron Corp.	141,200	9,944,716
Cisco Systems, Inc.*	239,500	5,637,830
City National Corp.(1)	49,900	1,942,607
CME Group, Inc.	13,300	4,098,927
Colgate-Palmolive Co.	39,100	2,982,548
Comcast Corp., Class A	604,600	10,211,694
Credicorp Ltd.	4,600	357,696
DaVita, Inc.*	17,700	1,002,528
DeVry, Inc.	50,700	2,804,724
Discover Financial Services	304,575	4,943,252
Dynegy, Inc., Class A*	386,000	984,300
EI Du Pont de Nemours & Co.	80,700	2,593,698
EOG Resources, Inc.	25,200	2,104,452
Estee Lauder Cos., Inc., Class A	58,700	2,176,596
Exelon Corp.	164,500	8,162,490
Express Scripts, Inc.*	49,800	3,863,484
Exxon Mobil Corp.	36,000	2,469,960
FedEx Corp.	126,300	9,500,286
FirstEnergy Corp.	113,000	5,166,360
Fortune Brands, Inc.	131,900	5,669,062
General Dynamics Corp.	153,700	9,929,020
General Electric Co.	515,100	8,457,942
Genzyme Corp.*	59,300	3,364,089
Google, Inc., Class A*	15,900	7,884,015

United States—(concluded)
Halliburton Co.	178,600	4,843,632
Hess Corp.	100,000	5,346,000
Hewlett-Packard Co.	177,200	8,365,612
Home Depot, Inc.	51,800	1,379,952
Illinois Tool Works, Inc.	179,400	7,662,174
IntercontinentalExchange, Inc.*	16,600	1,613,354
International Game Technology	202,300	4,345,404
Interpublic Group of Cos., Inc.*	588,900	4,428,528
Intersil Corp., Class A	97,700	1,495,787
Intuit, Inc.*	64,400	1,835,400
Johnson Controls, Inc.	78,700	2,011,572
JPMorgan Chase & Co.	331,900	14,543,858
Kellogg Co.	62,700	3,086,721
Kla-Tencor Corp.	67,000	2,402,620
Laboratory Corp. of America Holdings*	29,500	1,938,150
Marathon Oil Corp.	195,900	6,249,210
Marvell Technology Group Ltd.*	138,500	2,242,315
MasterCard, Inc., Class A	29,820	6,028,113
McDonald’s Corp.	71,400	4,074,798
MDU Resources Group, Inc.	62,700	1,307,295
Medco Health Solutions, Inc.*	105,200	5,818,612
Medtronic, Inc.	106,600	3,922,880
Merck & Co., Inc.	136,600	4,320,658
Microsoft Corp.	289,700	7,500,333
Millipore Corp.*	24,400	1,716,052
Monsanto Co.	86,400	6,687,360
Morgan Stanley	196,650	6,072,552
National Semiconductor Corp.	90,700	1,294,289
Noble Corp.	89,700	3,405,012
Omnicom Group, Inc.	132,600	4,898,244
Oracle Corp.	132,300	2,757,132
PACCAR, Inc.	197,750	7,457,153
Pall Corp.	83,300	2,688,924
Parker Hannifin Corp.	38,200	1,980,288
Peabody Energy Corp.	186,400	6,937,808
Pepco Holdings, Inc.	173,700	2,584,656
PepsiCo, Inc.	124,100	7,279,706
Pfizer, Inc.	692,300	11,457,565
Praxair, Inc.	52,400	4,280,556
Priceline.com, Inc.*	14,900	2,470,718
Principal Financial Group, Inc.	210,900	5,776,551
Procter & Gamble Co.	168,700	9,771,104
QUALCOMM, Inc.	139,300	6,265,714
Ryder System, Inc.	98,400	3,843,504
Salesforce.com, Inc.*	43,600	2,482,148
Schlumberger Ltd.	20,300	1,209,880
Sherwin-Williams Co.	59,200	3,561,472
Southwest Airlines Co.	371,000	3,561,600
Southwestern Energy Co.*	90,400	3,858,272
Sprint Nextel Corp.*	869,152	3,433,150
Sysco Corp.	73,500	1,826,475
Time Warner Cable, Inc.	75,600	3,257,604
Ultra Petroleum Corp.*	126,600	6,198,336
Union Pacific Corp.	74,600	4,352,910
United Technologies Corp.	41,200	2,510,316
UnitedHealth Group, Inc.	129,300	3,237,672
Viacom, Inc., Class B*	118,600	3,325,544
Visa, Inc., Class A	97,199	6,717,423
VMware, Inc., Class A*	131,091	5,265,925
Wal-Mart Stores, Inc.	133,300	6,543,697
Weatherford International Ltd.*	97,200	2,014,956
Wells Fargo & Co.	316,000	8,904,880
Williams Cos., Inc.	277,700	4,962,499
XTO Energy, Inc.	101,475	4,192,947
Zimmer Holdings, Inc.*	92,500	4,944,125

Total United States common stocks		532,380,191
Total common stocks (cost $779,875,289)		893,467,033

Face amount
Bonds—12.87%
Corporate bonds—0.18%
France—0.02%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	260,000	394,911

Germany—0.02%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		260,000	397,216

Ireland—0.02%
GE Capital European Funding,
4.625%, due 08/23/10		260,000	388,437

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10		255,000	380,310

Netherlands—0.04%
E.ON International Finance BV,
5.125%, due 10/02/12		250,000	392,841
Rabobank Nederland NV,
4.125%, due 04/04/12	250,000		384,091
Total Netherlands corporate bonds			776,932

United Kingdom—0.04%
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	80,000	138,776
Royal Bank of Scotland PLC,
6.625%, due 09/17/18	90,000		154,917
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	280,000	420,170
Total United Kingdom corporate bonds			713,863

United States—0.02%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	205,000	316,725
Total corporate bonds (cost $3,295,769)			3,368,394

Asset-backed securities—0.03%
United States—0.03%
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(3)	$280,497		274,242
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(4),(5)	255,242		117,411
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.286%, due 09/25/36(3)	119,579		117,489
Total asset-backed securities (cost $636,119)			509,142

Collateralized debt obligation—0.01%
Cayman Islands—0.01%
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37(4),(6) (cost $358,222)	325,000		97,500

Commercial mortgage-backed securities—0.16%
United States—0.16%
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.950%, due 03/18/49(2),(3)	825,000		115,500
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.507%, due 03/21/46(3),(4),(6)	510,401		153,120
Series 2006-RR2, Class A1,
5.817%, due 06/23/46(3),(4),(6)	8,932,266		2,679,680
Total commercial mortgage-backed securities (cost $10,129,032)			2,948,300

Mortgage & agency debt securities—0.11%
United States—0.11%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G00194, 7.500%, due 02/01/24	88,853	99,710
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	1,770,033	1,907,550
Total mortgage & agency debt securities (cost $1,946,739)		2,007,260

Stripped mortgage-backed securities—0.02%
United States—0.02%
Sequoia Mortgage Trust,
Series 2004-11, Class XA1, IO,
1.370%, due 12/20/34(3),(4)	15,119,263	196,551
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 6AX, IO,
5.500%, due 11/25/35(3),(4)	642,246	91,521
Total stripped mortgage-backed securities (cost $1,280,885)		288,072

US government obligations—7.90%
United States—7.90%
US Treasury Bonds,
4.250%, due 05/15/39	8,795,000	9,098,700
6.125%, due 11/15/27	6,000,000	7,620,000
6.250%, due 08/15/23	3,500,000	4,387,033
8.750%, due 08/15/20	4,125,000	6,046,347
US Treasury Notes,
1.000%, due 09/30/11	45,230,000	45,265,325
1.875%, due 06/15/12	9,500,000	9,648,437
2.375%, due 08/31/14	31,500,000	31,618,125
2.625%, due 04/30/16	14,000,000	13,818,434
3.625%, due 08/15/19(1)	18,135,000	18,613,873
Total US government obligations (cost $145,053,929)		146,116,274

Non US-government obligations—4.35%
Austria—0.24%
Government of Austria ,
4.150%, due 03/15/37(2)	EUR	3,060,000	4,384,712

Belgium—0.23%
Government of Belgium,
8.000%, due 03/28/15		2,300,000	4,246,375

Canada—0.06%
Government of Canada,
5.250%, due 06/01/12	CAD	1,150,000	1,172,266

Finland—0.14%
Government of Finland,
4.375%, due 07/04/19	EUR	1,672,000	2,611,483

France—0.64%
Government of France,
3.750%, due 04/25/21		1,170,000	1,720,971
4.000%, due 04/25/14	2,800,000		4,364,816
4.250%, due 04/25/19	2,800,000		4,357,564
4.750%, due 04/25/35	855,000		1,378,520
			11,821,871
Germany—0.82%
Bundesobligation,
4.000%, due 10/11/13		1,625,000	2,543,900
Bundesrepublik Deutschland,
3.500%, due 01/04/16	2,800,000		4,286,556
3.750%, due 01/04/19	3,410,000		5,217,170
4.000%, due 01/04/37	620,000		910,788
Bundesschatzanweisungen,
2.250%, due 12/10/10	1,155,000		1,718,581
4.000%, due 09/10/10	340,000		512,734
			15,189,729
Greece—0.12%
Hellenic Republic Government Bond,
3.900%, due 08/20/11		1,400,000	2,132,789

Italy—0.77%
Buoni Poliennali Del Tesoro,
3.750%, due 02/01/11		1,700,000	2,573,943
3.750%, due 12/15/13	2,900,000		4,405,070
3.750%, due 08/01/21	540,000		762,615
4.000%, due 02/01/17	2,850,000		4,324,399
4.250%, due 08/01/13	1,159,000		1,803,584
5.000%, due 08/01/34	200,000		301,640
			14,171,251
Netherlands—0.42%
Government of Netherlands,
4.000%, due 01/15/11		1,125,000	1,711,329
4.000%, due 07/15/16	2,750,000		4,255,605
4.250%, due 07/15/13	1,145,000		1,798,084
			7,765,018
Spain—0.15%
Government of Spain,
3.250%, due 07/30/10		1,000,000	1,494,080
5.750%, due 07/30/32	700,000		1,208,615
			2,702,695
Sweden—0.04%
Government of Sweden,
6.750%, due 05/05/14	SEK	4,600,000	775,191

United Kingdom—0.72%
UK Gilts,
2.250%, due 03/07/14	GBP	1,245,000	1,962,637
4.250%, due 03/07/11	1,000,000		1,674,638
4.250%, due 12/07/27	160,000		265,255
4.250%, due 12/07/49	1,050,000		1,735,195
4.500%, due 03/07/19	800,000		1,370,957
4.750%, due 12/07/38	800,000		1,421,714

United Kingdom—(concluded)
4.750%, due 06/07/10	2,625,000		4,317,390
5.000%, due 03/07/12	175,000		302,003
8.000%, due 06/07/21	135,000		302,611
			13,352,400
Total non US-government obligations (cost $74,479,819)			80,325,780

Sovereign/supranational bond—0.11%
European Investment Bank, MTN,
5.375%, due 10/15/12
(cost $1,783,078)	EUR	1,270,000	2,036,548
Total bonds (cost $238,963,592)			237,697,270

	Units
Investment companies—35.49%
UBS Corporate Bond Relationship Fund*(7)	7,392,026	94,538,842
UBS Emerging Markets Equity Relationship Fund*(7)	3,676,810	112,840,564
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(7)	21,285,820	275,568,349
UBS Global Aggregate Bond Relationship Fund*(7)	7,600,000	75,942,240
UBS High Yield Relationship Fund*(7)	2,613,473	57,218,850
UBS Small-Cap Equity Relationship Fund*(7)	1,009,838	38,753,448
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(7)	102,219	1,208,688
Total investment companies (cost $530,303,555)		656,070,981

Number of rights
Rights—0.01%
France—0.01%
BNP Paribas, expires 10/13/09*
(cost $0)	88,977	192,703

Units
Short-term investment—4.78%
Investment company—4.78%
UBS Cash Management Prime Relationship Fund, 0.204%(7),(8)
(cost $88,287,456)	88,287,456	88,287,456

	Shares
Investment of cash collateral from securities loaned—0.61%
UBS Private Money Market Fund LLC, 0.180%(7),(8)
(cost $11,352,918)	11,352,918	11,352,918

Total investments—102.09% (cost $1,648,782,810)		1,887,068,361
Liabilities, in excess of cash and other assets—(2.09)%		(38,566,230)
Net assets—100.00%		$1,848,502,131

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,648,782,810; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$278,455,163
Gross unrealized depreciation	(40,169,612)
Net unrealized appreciation of investments	$238,285,551

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $5,470,670 or 0.30% of net assets.

(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(4)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $3,335,783 or 0.18% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(6)

Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.16% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.507%, due 03/21/46	03/22/06	$1,011,060	0.06%	$141,454	0.01%
Series 2006-CC1, Class A,
5.507%, due 03/21/46	02/28/07	566,573	0.03	11,666	0.00 (a)
Series 2006-CC1, Class A,
5.817%, due 06/23/46	07/11/06	8,762,955	0.47	2,679,680	0.14
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37	12/01/06	1,666,224	0.09	97,500	0.01
		$12,006,812	0.65%	$2,930,300	0.16%

(a) Amount represents less than 0.005%.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.

ABS	Asset-backed securities
ADR	American depositary receipt
CDO	Collateralized debt obligations
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
GS	Goldman Sachs
IO

Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and  cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REITs	Real estate investment trusts

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	30,305,000	USD	25,939,799	12/03/09	$(659,506)
Brazilian Real	23,810,000	USD	12,515,112	12/03/09	(782,478)
Euro	78,165,000	USD	114,757,247	12/03/09	375,016
Euro	12,055,000	ZAR	132,757,375	12/03/09	(177,924)
Great Britain Pound	23,050,000	USD	36,571,453	12/03/09	(258,836)
Hong Kong Dollar	116,135,000	USD	14,990,993	12/03/09	(274)
Japanese Yen	91,800,000	USD	1,017,632	10/02/09	(5,038)
Japanese Yen	5,219,500,000	USD	58,411,895	12/03/09	242,321
Norwegian Krone	110,870,000	USD	19,003,462	12/03/09	(152,526)
Singapore Dollar	11,800,000	USD	8,175,708	12/03/09	(197,500)
Swiss Franc	19,630,000	USD	19,043,739	12/03/09	93,667
United States Dollar	14,442,633	CAD	15,765,000	12/03/09	282,159
United States Dollar	64,920,746	EUR	45,385,000	12/03/09	1,493,090
United States Dollar	17,561,323	GBP	10,785,000	12/03/09	(328,583)
United States Dollar	167,966,469	JPY	15,789,100,000	12/03/09	7,997,746
United States Dollar	17,777,243	KRW	22,178,000,000	12/03/09	1,029,856
United States Dollar	14,834,361	MXN	195,640,000	12/03/09	(464,559)
United States Dollar	18,310,517	NOK	110,870,000	12/03/09	845,471
United States Dollar	90,151,903	SEK	638,440,000	12/03/09	1,465,786
United States Dollar	16,697,248	TWD	546,000,000	12/03/09	460,521
Net unrealized appreciation on forward foreign currency contracts					$11,258,409

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 765 contracts (USD)	December 2009	$88,836,834	$90,521,016	$1,684,182

US treasury futures sell contracts:
2 Year US Treasury Notes, 810 contracts (USD)	December 2009	(174,794,128)	(175,744,687)	(950,559)

Index futures buy contracts:
Amsterdam Exchange Index, 313 contracts (EUR)	October 2009	28,107,031	28,580,981	473,950
Dow Jones EURO STOXX 50 Index, 917 contracts (EUR)	December 2009	37,760,873	38,337,853	576,980
FTSE 100 Index, 786 contracts (GBP)	December 2009	62,541,346	63,950,388	1,409,042
FTSE MIB Index, 111 contracts (EUR)	December 2009	18,839,463	19,022,394	182,931
NIKKEI 225 Index, 161 contracts (JPY)	December 2009	18,490,655	18,133,014	(357,641)

Index futures sell contracts:
DAX Index, 91 contracts (EUR)	December 2009	(18,902,702)	(18,891,098)	11,604
Hang Seng Stock Index, 68 contracts (HKD)	October 2009	(9,142,912)	(9,166,779)	(23,867)
S&P Toronto Stock Exchange 60 Index, 304 contracts (CAD)	December 2009	(37,918,326)	(38,507,897)	(589,571)
SPI 200 Index, 378 contracts (AUD)	December 2009	(38,436,540)	(39,574,742)	(1,138,202)

Interest rate futures buy contracts:
Euro-Bund, 202 contracts (EUR)	December 2009	35,834,512	36,027,325	192,813
Long Gilt, 47 contracts (GBP)	December 2009	8,904,016	8,905,403	1,387
Net unrealized appreciation on futures contracts				$1,473,049

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Swap agreements

UBS Global Allocation Fund had outstanding interest rate swap contracts with the following terms as of September 30, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation
Credit Suisse	USD	140,800,000	01/13/10	0.5100	%(1)	0.6138	%(2)	$—	$161,135	$161,135
Deutsche Bank AG	USD	140,800,000	01/13/19	0.2525	(2)	0.5100	(1)	—	333,564	333,564
Merrill Lynch International	USD	79,000,000	01/13/10	0.5100	(1)	0.6138	(2)	—	90,409	90,409
Merrill Lynch International	USD	79,000,000	01/13/19	0.2538	(2)	0.5100	(1)	—	178,742	178,742
								$—	$763,850	$763,850

(1)	Rate based on 3 month LIBOR (USD BBA).
(2)	Rate based on 1 month LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$891,692,233	$1,774,800	$—	$893,467,033
Corporate bonds	—	3,368,394	—	3,368,394
Asset-backed securities	—	391,731	117,411	509,142
Collateralized debt obligation	—	—	97,500	97,500
Commercial mortgage-backed securities	—	115,500	2,832,800	2,948,300
Mortgage & agency debt securities	—	2,007,260	—	2,007,260
Stripped mortgage-backed securities	—	91,521	196,551	288,072
US government obligations	—	146,116,274	—	146,116,274
Non US-government obligations	—	80,325,780	—	80,325,780
Sovereign/supranational bond	—	2,036,548	—	2,036,548
Investment companies	—	656,070,981	—	656,070,981
Rights	192,703	—	—	192,703
Short-term investment	—	88,287,456	—	88,287,456
Investment of cash collateral from securities loaned	—	11,352,918	—	11,352,918
Other financial instruments(2)	1,473,049	12,022,259	—	13,495,308
Total	$893,357,985	$1,003,961,422	$3,244,262	$1,900,563,669

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed securities	Collateralized debt obligation	Commercial mortgage-backed securities	Stripped mortgage- backed securities	Total
Assets
Beginning balance	$102,097	$87,750	$2,135,790	$238,794	$2,564,431
Total gains or losses (realized/unrealized) included in earnings	15,314	9,750	717,904	(85,808)	657,160
Purchases, sales, issuances, and settlements (net)	—	—	(20,894)	43,565	22,671
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance	$117,411	$97,500	$2,832,800	$196,551	$3,244,262

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$15,314	$9,750	$725,739	$(136,643)	$614,160

UBS Global Frontier Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Commercial banks	0.12%
Diversified financial services	0.11
Total corporate bonds	0.23
Asset-backed security	0.04
Commercial mortgage-backed securities	0.06
Mortgage & agency debt security	0.05
US government obligations	3.80
Non US-government obligations	9.99
Sovereign/supranational bond	0.06
Total bonds	14.23
Investment companies
UBS Corporate Bond Relationship Fund	6.11
UBS Emerging Markets Equity Relationship Fund	14.38
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	10.59
UBS Global Aggregate Bond Relationship Fund	5.17
UBS High Yield Relationship Fund	4.20
UBS International Equity Relationship Fund	11.48
UBS U.S. Large Cap Equity Relationship Fund	18.46
UBS U.S. Large Cap Growth Equity Relationship Fund	6.21
Total investment companies	76.60
Short-term investment	7.36
Total investments	98.19
Cash and other assets, less liabilities	1.81
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Frontier Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description		Face amount	Value
Bonds—14.23%
Corporate bonds—0.23%
Germany—0.05%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12	EUR	25,000	$38,194

Ireland—0.05%
GE Capital European Funding, MTN,
4.625%, due 08/23/10		25,000	37,350

Italy—0.04%
Intesa Sanpaolo SpA, MTN,
6.375%, due 04/06/10		20,000	29,828

Netherlands—0.09%
E.ON International Finance BV, MTN,
5.125%, due 10/02/12		30,000	47,141
Rabobank Nederland NV, MTN,
4.125%, due 04/04/12		15,000	23,045
Total Netherlands corporate bonds			70,186
Total corporate bonds (cost $171,127)			175,558

Asset-backed security—0.04%
United States—0.04%
Irwin Home Equity Corp., MTN,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(1)
(cost $67,675)	$68,065		31,310

Commercial mortgage-backed securities—0.06%
United States—0.06%
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.950%, due 03/18/49(2),(3)		200,000	28,000
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39		20,000	19,908
Total commercial mortgage-backed securities (cost $221,574)			47,908

Mortgage & agency debt security—0.05%
United States—0.05%
Federal Home Loan Mortgage Corp.,†
5.750%, due 09/15/10
(cost $36,155)		25,000	38,185

US government obligations—3.80%
US Treasury Bonds,
4.250%, due 05/15/39		200,000	206,906
6.250%, due 08/15/23		70,000	87,741
6.625%, due 02/15/27		105,000	139,223
8.750%, due 08/15/20		70,000	102,605
US Treasury Notes,
1.000%, due 09/30/11		825,000	825,644
1.875%, due 06/15/12		220,000	223,437
2.375%, due 08/31/14		570,000	572,138
2.625%, due 04/30/16		200,000	197,406
3.625%, due 08/15/19		440,000	451,619
4.625%, due 07/31/12		120,000	131,025
Total US government obligations (cost $2,888,691)			2,937,744

Non US-government obligations—9.99%
Austria—0.30%
Republic of Austria,
4.350%, due 03/15/19(1)	EUR	150,000	230,939

Belgium—0.48%
Belgium Government Bond,
3.500%, due 03/28/11	100,000		151,498
5.500%, due 09/28/17	130,000		217,772
			369,270
Canada—0.08%
Government of Canada,
4.000%, due 06/01/16	CAD	60,000	59,994

Finland—0.28%
Government of Finland,
3.875%, due 09/15/17	EUR	140,000	213,213

France—1.47%
Government of France,
3.750%, due 04/25/21	200,000		294,183
4.000%, due 04/25/18	280,000		429,787
4.250%, due 10/25/17	190,000		298,830
4.750%, due 04/25/35	70,000		112,861
			1,135,661
Germany—1.88%
Bundesrepublik Deutschland,
3.750%, due 01/04/19	145,000		221,845
4.750%, due 07/04/34	240,000		389,819
Bundesschatzanweisungen,
4.000%, due 09/10/10	525,000		791,721
Kreditanstalt fuer Wiederaufbau, MTN,
4.625%, due 10/12/12	30,000		47,200
			1,450,585
Greece—0.29%
Hellenic Republic Government Bond,
3.900%, due 08/20/11	150,000		228,513

Italy—2.12%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	245,000		319,083
4.250%, due 08/01/13	700,000		1,089,309
4.500%, due 08/01/18	150,000		231,665
			1,640,057
Netherlands—1.27%
Government of Netherlands,
4.000%, due 07/15/18	140,000		214,057
5.000%, due 07/15/12	485,000		771,301
			985,358
Spain—0.07%
Government of Spain,
6.000%, due 01/31/29		30,000	52,879

Sweden—0.08%
Government of Sweden,
6.750%, due 05/05/14	SEK	390,000	65,723

United Kingdom—1.67%
UK Gilts,
2.250%, due 03/07/14	GBP	55,000	86,703
4.250%, due 12/07/49	95,000		156,994
4.500%, due 03/07/19	50,000		85,685
4.750%, due 06/07/10	235,000		386,509
4.750%, due 12/07/38	115,000		204,371
5.000%, due 03/07/12	190,000		327,889
8.000%, due 06/07/21	20,000		44,831
			1,292,982
Total non US-government obligations (cost $7,230,719)			7,725,174

Sovereign/supranational bond—0.06%
European Investment Bank, MTN,
5.375%, due 10/15/12
(cost $45,384)	EUR	30,000	48,108

Total bonds (cost $10,661,325)			11,003,987

	Units
Investment companies—76.60%
UBS Corporate Bond Relationship Fund*(4)	369,601	4,726,942
UBS Emerging Markets Equity Relationship Fund*(4)	362,217	11,116,356
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(4)	632,471	8,188,038
UBS Global Aggregate Bond Relationship Fund*(4)	400,000	3,996,960
UBS High Yield Relationship Fund*(4)	148,226	3,245,223
UBS International Equity Relationship Fund*(4)	554,930	8,876,277
UBS U.S. Large Cap Equity Relationship Fund*(4)	894,650	14,275,750
UBS U.S. Large Cap Growth Equity Relationship Fund*(4)	463,750	4,799,860
Total investment companies (cost $46,563,906)		59,225,406

Short-term investment—7.36%
Investment company—7.36%
UBS Cash Management Prime Relationship Fund, 0.204%(4),(5)
(cost $5,689,090)	5,689,090	5,689,090

Total investments—98.19% (cost $62,914,321)		75,918,483
Cash and other assets, less liabilities—1.81%		1,399,289
Net assets—100.00%		$77,317,772

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $62,914,321; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,233,444
Gross unrealized depreciation	(229,282)
Net unrealized appreciation of investments	$13,004,162

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $262,249 or 0.34% of net assets.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of this security amounted to $28,000 or 0.04% of net assets.

(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(4)	Investment in affiliated mutual fund.
(5)	The rate shown reflects the yield at September 30, 2009.

GS	Goldman Sachs
GE	General Electric
MTN	Medium term note

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	895,000	USD	740,147	12/03/09	$(45,412)
Brazilian Real	740,000	USD	388,962	12/03/09	(24,319)
Euro	1,340,000	USD	1,976,433	12/03/09	15,553
Euro	905,000	USD	1,320,866	12/03/09	(3,460)
Euro	795,000	ZAR	8,755,049	12/03/09	(11,734)
Great Britain Pound	700,000	USD	1,116,990	12/03/09	(1,500)
United States Dollar	1,502,437	CAD	1,640,000	12/03/09	29,353
United States Dollar	2,546,192	EUR	1,780,000	12/03/09	58,559
United States Dollar	2,523,881	GBP	1,550,000	12/03/09	(47,223)
United States Dollar	10,280,414	JPY	964,200,000	12/03/09	465,271
United States Dollar	1,486,113	KRW	1,854,000,000	12/03/09	86,092
United States Dollar	830,281	MXN	10,950,000	12/03/09	(26,001)
United States Dollar	976,054	NOK	5,910,000	12/03/09	45,068
United States Dollar	4,805,259	SEK	34,030,000	12/03/09	78,129
United States Dollar	1,094,801	TWD	35,800,000	12/03/09	30,195
Net unrealized appreciation on forward foreign currency contracts					$648,571

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 43 contracts (USD)	December 2009	$4,993,443	$5,088,109	$94,666

US treasury futures sell contracts:
2 Year US Treasury Notes, 45 contracts (USD)	December 2009	(9,710,785)	(9,763,594)	(52,809)

Index futures buy contracts:
Amsterdam Exchange Index, 19 contracts (EUR)	October 2009	1,706,178	1,734,948	28,770
CAC 40 Euro Index, 30 contracts (EUR)	October 2009	1,667,224	1,666,902	(322)
DAX Index, 2 contracts (EUR)	December 2009	415,529	415,189	(340)
Dow Jones EURO STOXX 50 Index, 71 contracts (EUR)	December 2009	2,923,688	2,968,361	44,673
FTSE 100 Index, 94 contracts (GBP)	December 2009	7,479,499	7,648,010	168,511
FTSE MIB Index, 7 contracts (EUR)	December 2009	1,188,074	1,199,610	11,536
IBEX 35 Index, 5 contracts (EUR)	October 2009	855,399	858,072	2,673
OMX Stockholm 30 Index, 55 contracts (SEK)	October 2009	725,670	706,104	(19,566)
Russell 2000 Index, 60 contracts (USD)	December 2009	3,495,780	3,618,000	122,220
S&P 500 Index, 56 contracts (USD)	December 2009	14,394,296	14,740,600	346,304
TOPIX Index, 40 contracts (JPY)	December 2009	4,180,222	4,055,033	(125,189)

Index futures sell contracts:
S&P Toronto Stock Exchange 60 Index, 4 contracts (CAD)	December 2009	(498,074)	(506,683)	(8,609)
SPI 200 Index, 4 contracts (AUD)	December 2009	(406,736)	(418,780)	(12,044)
Net unrealized appreciation on futures contracts				$600,474

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$175,558	$—	$175,558
Asset-backed security	—	—	31,310	31,310
Commercial mortgage-backed securities	—	47,908	—	47,908
Mortgage & agency debt security	—	38,185	—	38,185
US government obligations	—	2,937,744	—	2,937,744
Non US-government obligations	—	7,725,174	—	7,725,174
Sovereign/supranational bond	—	48,108	—	48,108
Investment companies	—	59,225,406	—	59,225,406
Short-term investment	—	5,689,090	—	5,689,090
Other financial instruments(1)	600,474	648,571	—	1,249,045
Total	$600,474	$76,535,744	$31,310	$77,167,528

(1)                                      Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed
	securities	Total
Assets
Beginning balance	$27,226	$27,226
Total gains or losses (realized/unrealized) included in earnings	4,084	4,084
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Ending balance	$31,310	$31,310

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$4,774	$4,774

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Airlines	2.31%
Auto components	0.63
Automobiles	2.29
Beverages	0.84
Biotechnology	1.04
Capital markets	3.25
Chemicals	2.13
Commercial banks	8.99
Commercial services & supplies	2.70
Computers & peripherals	2.53
Construction materials	2.81
Consumer finance	2.01
Diversified financial services	3.49
Diversified telecommunication services	1.26
Electric utilities	1.38
Electronic equipment, instruments & components	1.99
Energy equipment & services	2.11
Food & staples retailing	2.27
Health care equipment & supplies	4.18
Health care providers & services	0.74
Household durables	0.92
Independent power producers & energy traders	0.82
Insurance	1.77
Internet & catalog retail	1.00
IT services	1.39
Machinery	1.58
Marine	0.76
Media	1.85
Metals & mining	4.19
Multiline retail	0.76
Multi-utilities	0.90
Office electronics	1.99
Oil, gas & consumable fuels	7.12
Personal products	1.04
Pharmaceuticals	5.98
Professional services	0.92
Real estate management & development	1.45
Semiconductors & semiconductor equipment	2.14
Software	4.65
Specialty retail	1.03
Tobacco	2.91
Trading companies & distributors	1.39
Wireless telecommunication services	3.27
Total common stocks	98.78
Rights	0.03
Short-term investment	1.31
Investment of cash collateral from securities loaned	0.88
Total investments	101.00
Liabilities, in excess of cash and other assets	(1.00)
Net assets	100.00%

UBS Global Equity Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.78%
Australia—2.92%
Qantas Airways Ltd.	699,554	$1,765,039
Rio Tinto Ltd.	62,403	3,261,276
Total Australia common stocks		5,026,315

Belgium—0.84%
Anheuser-Busch InBev NV	31,832	1,453,571

Brazil—1.14%
Vale SA ADR	85,200	1,970,676

Cayman Islands—0.86%
Seagate Technology	97,800	1,487,538

China—0.83%
New World Development Ltd.	668,000	1,437,699

Finland—0.82%
Sampo Oyj, Class A	56,353	1,419,208

France—1.08%
BNP Paribas	23,377	1,867,797

Germany—2.12%
HeidelbergCement AG	26,456	1,712,724
Metro AG	34,400	1,945,612
Total Germany common stocks		3,658,336

Guernsey—0.29%
Resolution Ltd.*	337,566	500,369

India—1.39%
Infosys Technology Ltd., ADR	49,400	2,395,406

Indonesia—3.12%
Astra International Tbk PT	653,000	2,253,238
Bank Rakyat Indonesia PT	2,261,500	1,754,915
Bumi Resources Tbk PT	4,093,000	1,365,745
Total Indonesia common stocks		5,373,898

Ireland—3.97%
Covidien PLC	64,304	2,781,791
CRH PLC	90,358	2,499,721
Ingersoll-Rand PLC	51,100	1,567,237
Total Ireland common stocks		6,848,749

Japan—10.44%
Canon, Inc.	38,600	1,560,942
Japan Tobacco, Inc.	896	3,074,339
Mitsubishi Corp.	118,800	2,403,396
Mitsui OSK Lines Ltd.	220,000	1,303,849
Nissan Motor Co., Ltd.*	250,600	1,694,582
Nomura Holdings, Inc.(1)	257,000	1,583,256
ORIX Corp.	19,540	1,192,884
Ricoh Co., Ltd.	128,000	1,865,137
Shin-Etsu Chemical Co., Ltd.	26,200	1,611,140
Sumitomo Mitsui Financial Group, Inc.	49,100	1,712,059
Total Japan common stocks		18,001,584

Mexico—1.15%
Grupo Financiero Banorte SAB de CV, Class O	594,000	1,987,482

Netherlands—2.49%
ASML Holding NV	46,752	1,375,132
ING Groep NV CVA*	128,158	2,287,988
James Hardie Industries NV CDI*	91,617	635,281
Total Netherlands common stocks		4,298,401

Norway—2.42%
Petroleum Geo-Services ASA*	205,200	2,001,873
Telenor ASA*	186,700	2,162,399
Total Norway common stocks		4,164,272

Russia—4.23%
Gazprom OAO ADR	98,868	2,298,681
Mobile Telesystems OJSC ADR	36,900	1,781,163
Novolipetsk Steel OJSC GDR*	78,460	1,996,807
Sberbank	5,477	1,217,443
Total Russia common stocks		7,294,094

Singapore—0.62%
CapitaLand Ltd.	403,000	1,064,253

South Africa—0.76%
Naspers Ltd., Class N	38,242	1,306,653

Spain—1.03%
Inditex SA	30,955	1,776,135

Switzerland—3.95%
Adecco SA	29,752	1,581,912
Nobel Biocare Holding AG	57,908	1,916,669
Roche Holding AG	20,521	3,316,865
Total Switzerland common stocks		6,815,446

Taiwan—1.99%
HON HAI Precision Industry Co., Ltd.	854,000	3,426,838

Thailand—1.05%
Bank of Ayudhya PCL NVDR	3,144,900	1,807,306

United Kingdom—8.70%
Barclays PLC*	400,635	2,369,017
GlaxoSmithKline PLC	133,897	2,630,976
Home Retail Group PLC	396,337	1,722,231
Man Group PLC	466,986	2,471,791
Tullow Oil PLC	107,727	1,942,009
Vodafone Group PLC	1,720,215	3,854,324
Total United Kingdom common stocks		14,990,348

United States—40.57%
Aflac, Inc.	38,400	1,641,216
Allergan, Inc.	44,500	2,525,820
Altria Group, Inc.	109,800	1,955,538
Autodesk, Inc.*	97,700	2,325,260
Bank of America Corp.	192,000	3,248,640
BorgWarner, Inc.	35,900	1,086,334
Comcast Corp., Class A	111,400	1,881,546
Discover Financial Services	139,883	2,270,301
Dynegy, Inc., Class A*	555,300	1,416,015
EOG Resources, Inc.	19,300	1,611,743
Exelon Corp.	48,100	2,386,722
Fortune Brands, Inc.	37,100	1,594,558
Genzyme Corp.*	31,500	1,786,995
Halliburton Co.	60,100	1,629,912
Hess Corp.	39,800	2,127,708
Hewlett-Packard Co.	60,900	2,875,089
Intel Corp.	117,700	2,303,389
JC Penney Co., Inc.	38,600	1,302,750
Mead Johnson Nutrition Co., Class A	39,663	1,789,198

United States—(concluded)
Microsoft Corp.	137,500	3,559,875
Monsanto Co.	26,400	2,043,360
Morgan Stanley	50,500	1,559,440
PACCAR, Inc.	30,500	1,150,155
Peabody Energy Corp.	27,700	1,030,994
Pfizer, Inc.	110,900	1,835,395
Pitney Bowes, Inc.	93,900	2,333,415
Republic Services, Inc.	87,600	2,327,532
Sempra Energy	31,100	1,549,091
Southwest Airlines Co.	230,500	2,212,800
Sysco Corp.	78,900	1,960,665
Ultra Petroleum Corp.*	39,000	1,909,440
UnitedHealth Group, Inc.	50,700	1,269,528
VMware, Inc., Class A*	53,012	2,129,492
Wells Fargo & Co.	99,200	2,795,456
Zimmer Holdings, Inc.*	47,000	2,512,150
Total United States common stocks		69,937,522

Total common stocks (cost $137,307,131)		170,309,896

	Number of rights
Rights—0.03%
France—0.03%
BNP Paribas, expires 10/13/09*
(cost $0)	23,377	50,628

	Units
Short-term investment—1.31%
Investment company—1.31%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3)
(cost $2,257,041)	2,257,041	2,257,041

	Shares
Investment of cash collateral from securities loaned—0.88%
UBS Private Money Market Fund LLC, 0.180%(2),(3)
(cost $1,526,472)	1,526,472	1,526,472

Total investments—101.00% (cost $141,090,644)		174,144,037
Liabilities, in excess of cash and other assets—(1.00)%		(1,731,289)
Net assets—100.00%		$172,412,748

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $141,090,644; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,917,967
Gross unrealized depreciation	(2,864,574)
Net unrealized appreciation of investments	$33,053,393

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt
CDI	Chess depository interest
CVA	Dutch certification—depository certificate
GDR	Global depositary receipt
NVDR	Non voting depositary receipt

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	1,070,000	USD	884,869	12/03/09	$(54,292)
Brazilian Real	3,280,000	USD	1,721,290	10/27/09	(123,035)
Euro	3,755,000	USD	5,538,945	12/03/09	44,090
Great Britain Pound	980,000	USD	1,595,744	12/03/09	29,857
Japanese Yen	227,800,000	USD	2,451,380	12/03/09	(87,374)
Mexican Peso	21,330,000	USD	1,617,343	12/03/09	50,649
New Taiwan Dollar	101,600,000	USD	3,120,393	10/27/09	(58,968)
Norwegian Krone	12,410,000	USD	2,066,367	12/03/09	(77,818)
South African Rand	8,350,000	USD	1,047,285	12/03/09	(51,060)
Swiss Franc	2,755,000	USD	2,596,460	12/03/09	(63,114)
Thai Baht	60,850,000	USD	1,785,505	12/03/09	(33,500)
United States Dollar	919,719	AUD	1,070,000	12/03/09	19,442
United States Dollar	6,289,164	CAD	6,865,000	12/03/09	122,869
United States Dollar	689,139	DKK	3,590,000	12/03/09	15,973
United States Dollar	6,324,547	EUR	4,420,000	12/03/09	143,431
United States Dollar	1,602,177	GBP	980,000	12/03/09	(36,291)
United States Dollar	3,087,185	JPY	290,200,000	12/03/09	146,997
United States Dollar	7,001,020	SEK	49,580,000	12/03/09	113,830
United States Dollar	3,443,498	SGD	4,970,000	12/03/09	83,184
United States Dollar	284,951	THB	9,600,000	12/03/09	2,024
United States Dollar	185,467	TWD	6,100,000	10/27/09	5,420
Net unrealized appreciation on forward foreign currency contracts					$192,314

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$170,309,896	$—	$—	$170,309,896
Rights	50,628	—	—	50,628
Short-term investment	—	2,257,041	—	2,257,041
Investment of cash collateral from securities loaned	—	1,526,472	—	1,526,472
Other financial instruments(1)	—	192,314	—	192,314
Total	$170,360,524	$3,975,827	$—	$174,336,351

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.43%
Airlines	0.95
Auto components	0.39
Automobiles	3.51
Beverages	0.86
Building products	0.87
Capital markets	2.90
Chemicals	1.93
Commercial banks	14.41
Construction & engineering	0.32
Construction materials	1.50
Consumer finance	0.46
Diversified financial services	2.05
Diversified telecommunication services	2.25
Electric utilities	2.30
Electrical equipment	1.09
Electronic equipment, instruments & components	1.29
Energy equipment & services	2.95
Food & staples retailing	1.41
Food products	1.86
Health care equipment & supplies	1.02
Hotels, restaurants & leisure	0.28
Household durables	0.99
Household products	0.77
Independent power producers & energy traders	0.24
Industrial conglomerates	0.37
Insurance	3.04
Internet & catalog retail	0.47
Internet software & services	0.22
IT services	0.92
Machinery	3.06
Marine	0.58
Media	0.94
Metals & mining	7.42
Multi-utilities	0.71
Office electronics	1.93
Oil, gas & consumable fuels	7.04
Pharmaceuticals	5.14
Professional services	0.54
Real estate management & development	3.29
Semiconductors & semiconductor equipment	3.66
Software	1.27
Specialty retail	1.19
Textiles, apparel & luxury goods	0.50
Tobacco	2.08
Trading companies & distributors	2.04
Wireless telecommunication services	3.64
Total common stocks	97.08
Rights	0.05
Short-term investment	2.20
Investment of cash collateral from securities loaned	3.60
Total investments	102.93
Liabilities, in excess of cash and other assets	(2.93)
Net assets	100.00%

UBS International Equity Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—97.08%
Australia—4.76%
AMP Ltd.	106,155	$610,598
BHP Billiton Ltd.	21,868	727,885
Incitec Pivot Ltd.	150,598	375,987
MacArthur Coal Ltd.	20,247	168,616
National Australia Bank Ltd.	31,406	852,248
Orica Ltd.	14,510	300,817
Qantas Airways Ltd.	184,476	465,450
Total Australia common stocks		3,501,601

Austria—0.54%
Telekom Austria AG	22,163	399,565

Belgium—0.86%
Anheuser-Busch InBev NV	13,823	631,211

Bermuda—0.62%
Seadrill Ltd.	21,700	453,077

Brazil—2.18%
BM&F BOVESPA SA	44,000	325,107
Gafisa SA	20,000	302,551
Itau Unibanco Banco Multiplo SA ADR	9,590	193,239
Vale SA ADR	33,800	781,794
Total Brazil common stocks		1,602,691

Canada—1.99%
EnCana Corp.	11,600	671,742
Toronto-Dominion Bank	6,300	407,486
TransCanada Corp.(1)	12,300	383,366
Total Canada common stocks		1,462,594

Cayman Islands—0.46%
Subsea 7, Inc.*(1)	25,200	338,117

China—6.43%
Bank of East Asia Ltd.	165,580	598,221
Belle International Holdings Ltd.	346,000	355,373
China Life Insurance Co., Ltd., H Shares	57,000	248,224
China Mengniu Dairy Co., Ltd.*	136,000	348,158
China Merchants Bank Co., Ltd., H Shares	234,300	522,410
China Overseas Land & Investment Ltd.	152,000	328,710
China Resources Land Ltd.	124,000	271,678
China Zhongwang Holdings Ltd.*(1)	340,800	335,081
Hong Kong Exchanges and Clearing Ltd.	17,400	315,443
Industrial & Commercial Bank of China, H Shares	193,000	145,434
New World Development Ltd.	194,000	417,535
Shangri-La Asia Ltd.	110,000	207,225
Sino Land Co., Ltd.	150,000	268,643
Sun Hung Kai Properties Ltd.	25,000	368,385
Total China common stocks		4,730,520

Czech Republic—0.54%
CEZ AS	7,471	398,458

Denmark—0.82%
FLSmidth & Co. A/S	4,301	234,198
Novo Nordisk A/S, Class B	2,481	155,335
Vestas Wind Systems A/S*	2,939	212,465
Total Denmark common stocks		601,998

Finland—0.59%
Sampo Oyj, Class A	17,119	431,129

France—6.12%
Alstom SA	2,513	183,392
BNP Paribas(1)	16,126	1,288,450
Cie de Saint-Gobain	6,420	333,042
Cie Generale de Geophysique-Veritas*	12,776	298,104
Compagnie Generale des Etablissements Michelin, Class B	3,620	283,990
GDF Suez	11,780	523,095
Nexans SA	3,351	270,831
Soitec NPV*(1)	21,169	296,611
Total SA	11,929	708,558
Vallourec SA	1,878	318,238
Total France common stocks		4,504,311

Germany—6.39%
Bayer AG	11,022	763,710
Daimler AG	18,356	924,161
E.ON AG	22,908	971,480
GEA Group AG	11,723	244,628
HeidelbergCement AG	6,524	422,355
Henkel AG & Co KGaA, Preference shares	5,423	233,470
MAN AG	4,178	344,823
Metro AG	11,254	636,509
United Internet AG*	10,735	161,960
Total Germany common stocks		4,703,096

Greece—1.05%
National Bank of Greece SA*	16,323	585,213
Public Power Corp. SA*	8,296	184,649
Total Greece common stocks		769,862

Guernsey—0.15%
Resolution Ltd.*	73,722	109,277

India—1.87%
ICICI Bank Ltd. ADR	18,000	694,080
Infosys Technology Ltd., ADR	14,000	678,860
Total India common stocks		1,372,940

Indonesia—1.91%
Astra International Tbk PT	174,500	602,129
Bank Rakyat Indonesia PT	532,500	413,218
Bumi Resources Tbk PT	1,178,000	393,073
Total Indonesia common stocks		1,408,420

Ireland—1.11%
CRH PLC	17,931	496,054
Elan Corp. PLC ADR*	12,000	85,320
Ryanair Holdings PLC ADR*	8,200	238,128
Total Ireland common stocks		819,502

Israel—0.54%
Teva Pharmaceutical Industries Ltd.	7,844	393,814

Italy—0.62%
Intesa Sanpaolo SpA*	29,925	132,358
Saipem SpA	10,638	320,371
Total Italy common stocks		452,729

Japan—15.65%
Advantest Corp.	21,200	588,069
Asahi Glass Co., Ltd.	38,000	306,913
Canon, Inc.	23,300	942,227
Chuo Mitsui Trust Holdings, Inc.	88,000	326,452
Fanuc Ltd.	3,400	304,907
Hosiden Corp.	7,400	100,326
Ibiden Co., Ltd.	3,400	126,508
Japan Tobacco, Inc.	284	974,456
JTEKT Corp.	17,300	201,591
Komatsu Ltd.	16,300	305,426
Mitsubishi Corp.	55,200	1,116,729
Mitsui Fudosan Co., Ltd.	15,000	253,829
Mitsui OSK Lines Ltd.	72,000	426,714
Nippon Steel Corp.	34,000	124,236
Nissan Motor Co., Ltd.*	68,200	461,175
Nomura Holdings, Inc.(1)	138,200	851,385
NTT DoCoMo, Inc.	243	388,194
ORIX Corp.	5,570	340,039
Ricoh Co., Ltd.	33,000	480,856
Shin-Etsu Chemical Co., Ltd.	12,100	744,076
Sumco Corp.	14,700	334,072
Sumitomo Mitsui Financial Group, Inc.	12,700	442,834
THK Co., Ltd.	27,400	536,615
Tokyu Land Corp.(1)	63,000	251,958
Toyota Motor Corp.	14,700	584,627
Total Japan common stocks		11,514,214

Luxembourg—1.84%
ArcelorMittal	21,014	785,684
Evraz Group SA GDR*	11,203	291,838
Millicom International Cellular SA*	3,800	276,412
Total Luxembourg common stocks		1,353,934

Mexico—0.57%
Grupo Financiero Banorte SAB de CV, Class O	126,000	421,587

Netherlands—4.99%
ASML Holding NV	24,496	720,509
ING Groep NV CVA*	42,416	757,247
James Hardie Industries NV CDI*	28,068	194,626
Koninklijke Philips Electronics NV(1)	11,200	272,832
New World Resources NV, Class A	16,793	165,320
Royal Dutch Shell PLC, Class A	33,400	955,524
STMicroelectronics NV	30,926	293,030
TomTom NV*	18,209	312,293
Total Netherlands common stocks		3,671,381

Norway—1.64%
Petroleum Geo-Services ASA*	50,200	489,737
Telenor ASA*	62,000	718,097
Total Norway common stocks		1,207,834

Russia—2.56%
Gazprom OAO ADR	38,595	897,334
Mobile Telesystems OJSC ADR	6,000	289,620
Novolipetsk Steel OJSC GDR*	13,725	349,301
Sberbank	1,571	349,206
Total Russia common stocks		1,885,461

Singapore—1.59%
CapitaLand Ltd.	98,500	260,121
DBS Group Holdings Ltd.	41,000	386,526
Golden Agri-Resources Ltd.*	397,000	121,187
Olam International Ltd.(1)	228,000	404,643
Total Singapore common stocks		1,172,477

South Africa—1.33%
MTN Group Ltd.	30,245	491,803
Naspers Ltd., Class N	14,123	482,555
Total South Africa common stocks		974,358

South Korea—0.46%
KB Financial Group, Inc.*	6,609	339,355

Spain—2.61%
Banco Santander SA	29,206	470,125
Gamesa Corp.Tecnologica SA	5,800	129,943
Gestevision Telecinco SA	16,204	204,398
Iberdrola SA	14,158	138,915
Inditex SA	4,790	274,840
Tecnicas Reunidas SA	2,929	160,131
Telefonica SA	19,549	539,385
Total Spain common stocks		1,917,737

Switzerland—6.65%
Adecco SA	7,489	398,190
Alcon, Inc.	1,700	235,739
Credit Suisse Group AG	5,381	298,569
Julius Baer Holding AG	6,915	345,316
Nestle SA	10,015	426,771
Nobel Biocare Holding AG(1)	15,474	512,167
Roche Holding AG	8,143	1,316,175
Swatch Group AG	8,157	370,737
Xstrata PLC*	37,966	559,730
Zurich Financial Services AG	1,809	430,299
Total Switzerland common stocks		4,893,693

Taiwan—1.61%
Advanced Semiconductor Engineering, Inc.	562,000	462,390
HON HAI Precision Industry Co., Ltd.	180,450	724,090
Total Taiwan common stocks		1,186,480

Thailand—0.72%
Kasikornbank PCL	200,800	528,896

United Kingdom—15.31%
Anglo American PLC*	9,172	292,139
Antofagasta PLC	21,584	261,985
Associated British Foods PLC	35,489	480,391
AstraZeneca PLC	4,747	212,723
Autonomy Corp. PLC*	12,090	314,749
Barclays PLC*	107,790	637,379
BG Group PLC	27,874	484,224
Cobham PLC	90,580	316,881
GlaxoSmithKline PLC	42,976	844,446
Home Retail Group PLC	79,929	347,321
HSBC Holdings PLC	34,049	389,614
Imperial Tobacco Group PLC	19,272	556,856
International Power PLC	38,270	176,756

United Kingdom—(concluded)
John Wood Group PLC	21,401	104,008
Kingfisher PLC	74,446	253,300
Man Group PLC	119,010	629,929
Prudential PLC	53,275	512,126
Reckitt Benckiser Group PLC	6,866	335,551
Rio Tinto PLC	14,031	598,375
Sage Group PLC	165,535	617,459
Standard Chartered PLC	19,094	470,542
Taylor Wimpey PLC*	175,670	118,251
Tullow Oil PLC	38,062	686,149
Vodafone Group PLC	552,593	1,238,143
Wolseley PLC*	15,845	381,613
Total United Kingdom common stocks		11,260,910

Total common stocks (cost $50,280,194)		71,413,229

Number of rights
Rights—0.05%
France—0.05%
BNP Paribas, expires 10/13/09*
(cost $0)	16,126	34,925

Units
Short-term investment—2.20%
Investment company—2.20%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3)
(cost $1,621,559)	1,621,559	1,621,559

	Shares
Investment of cash collateral from securities loaned—3.60%
UBS Private Money Market Fund LLC, 0.180%(2),(3)
(cost $2,650,219)	2,650,219	2,650,219

Total investments—102.93% (cost $54,551,972)		75,719,932
Liabilities, in excess of cash and other assets—(2.93)%		(2,153,661)
Net assets—100.00%		$73,566,271

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $54,551,972; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,951,509
Gross unrealized depreciation	(783,549)
Net unrealized appreciation of investments	$21,167,960

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt
CDI	Chess depository interest
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
OJSC	Open Joint Stock Company

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	1,530,000	USD	804,205	12/03/09	$(50,281)
Canadian Dollar	540,000	USD	499,353	12/03/09	(5,017)
Czech Koruna	7,530,000	USD	422,393	12/03/09	(13,389)
Euro	1,615,000	USD	2,310,169	12/03/09	(53,131)
Euro	575,000	USD	848,028	12/03/09	6,605
Great Britain Pound	540,000	USD	879,287	12/03/09	16,452
Hong Kong Dollar	8,510,000	USD	1,098,890	12/03/09	378
Israeli Shekel	1,985,000	USD	522,809	12/03/09	(4,419)
Japanese Yen	39,600,000	USD	438,979	10/02/09	(2,173)
Mexican Peso	4,940,000	USD	374,574	12/03/09	11,730
New Taiwan Dollar	43,300,000	USD	1,324,159	12/03/09	(36,521)
Norwegian Krone	2,050,000	USD	338,564	12/03/09	(15,633)
South African Rand	5,500,000	USD	689,828	12/03/09	(33,633)
Thai Baht	14,040,000	USD	411,972	12/03/09	(7,729)
United States Dollar	1,943,403	AUD	2,350,000	12/03/09	119,239
United States Dollar	2,455,202	CAD	2,680,000	12/03/09	47,966
United States Dollar	485,364	CHF	515,000	12/03/09	11,798
United States Dollar	358,966	DKK	1,870,000	12/03/09	8,320
United States Dollar	680,879	EUR	465,000	12/03/09	(424)
United States Dollar	2,232,943	JPY	209,900,000	12/03/09	106,322
United States Dollar	933,375	SEK	6,610,000	12/03/09	15,176
United States Dollar	367,214	SGD	530,000	12/03/09	8,871
Net unrealized appreciation on forward foreign currency contracts					$130,507

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$71,247,909	$165,320	$—	$71,413,229
Rights	34,925	—	—	34,925
Short-term investment	—	1,621,559	—	1,621,559
Investments of cash collateral from securities loaned	—	2,650,219	—	2,650,219
Other financial instruments(2)	—	130,507	—	130,507
Total	$71,282,834	$4,567,605	$—	$75,850,439

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of September 30, 2009, which may result in movement between Level l and Level 2.
(2)	Other financial instruments may include open future contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Right	Warrant	Total
Assets
Beginning balance	$24,445	$—	$24,445
Total gains or losses (realized/unrealized) included in earnings	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	(24,445)	—	(24,445)
Ending balance	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09	$—	$—	$—

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	2.23%
Air freight & logistics	2.21
Airlines	2.10
Auto components	1.97
Beverages	4.11
Biotechnology	3.64
Capital markets	3.39
Chemicals	2.25
Commercial banks	2.25
Computers & peripherals	5.66
Consumer finance	1.47
Diversified financial services	4.64
Diversified telecommunication services	2.30
Electric utilities	6.59
Energy equipment & services	3.71
Food & staples retailing	4.06
Health care equipment & supplies	5.93
Health care providers & services	2.85
Hotels, restaurants & leisure	1.52
Household durables	1.34
Household products	2.76
Independent power producers & energy traders	0.19
Industrial conglomerates	2.27
Insurance	3.23
Life sciences tools & services	1.18
Machinery	5.38
Media	6.88
Multi-utilities	1.65
Oil, gas & consumable fuels	11.29
Personal products	1.99
Pharmaceuticals	4.25
Road & rail	2.49
Semiconductors & semiconductor equipment	4.74
Software	6.23
Wireless telecommunication services	0.81
Total common stocks	119.56
Investment company
SPDR Trust, Series 1	1.31
Short-term investment	0.59
Total investments before investments sold short	121.46

Investments sold short
Common stocks
Aerospace & defense	(0.65)
Air freight & logistics	(0.77)
Beverages	(0.72)
Capital markets	(1.24)
Diversified telecommunication services	(0.56)
Electronic equipment, instruments & components	(0.56)
Food products	(1.70)
Health care equipment & supplies	(0.90)
Health care providers & services	(2.28)
Hotels, restaurants & leisure	(0.73)

Household durables	(0.68)
Internet & catalog retail	(0.44)
Internet software & services	(0.52)
Machinery	(1.60)
Multi-utilities	(1.10)
Oil, gas & consumable fuels	(0.70)
Pharmaceuticals	(1.26)
Software	(0.78)
Specialty retail	(2.02)
Thrifts & mortgage finance	(0.58)
Trading companies & distributors	(0.56)
Water utilities	(1.12)
Total investments sold short	(21.47)
Total investments, net of investments sold short	99.99
Cash and other assets, less liabilities	0.01
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—119.56%
Aerospace & defense—2.23%
General Dynamics Corp.(1)	44,600	$2,881,160

Air freight & logistics—2.21%
FedEx Corp.(1)	37,900	2,850,838

Airlines—2.10%
Southwest Airlines Co.(1)	282,700	2,713,920

Auto components—1.97%
BorgWarner, Inc.(1)	32,800	992,528
Johnson Controls, Inc.(1)	60,700	1,551,492
		2,544,020
Beverages—4.11%
Dr. Pepper Snapple Group, Inc.*(1)	60,600	1,742,250
PepsiCo, Inc.(1)	60,600	3,554,796
		5,297,046
Biotechnology—3.64%
Amgen, Inc.*(1)	27,800	1,674,394
Cephalon, Inc.*(1)	11,300	658,112
Genzyme Corp.*(1)	41,600	2,359,968
		4,692,474
Capital markets—3.39%
Bank of New York Mellon Corp.(1)	83,806	2,429,536
Morgan Stanley(1)	63,000	1,945,440
		4,374,976
Chemicals—2.25%
EI Du Pont de Nemours & Co.(1)	37,000	1,189,180
Monsanto Co.(1)	22,200	1,718,280
		2,907,460
Commercial banks—2.25%
City National Corp.(1)	15,400	599,522
Wells Fargo & Co.(1)	81,700	2,302,306
		2,901,828
Computers & peripherals—5.66%
Apple, Inc.*(1)	19,000	3,522,030
Hewlett-Packard Co.(1)	55,700	2,629,597
Seagate Technology(1)	76,000	1,155,960
		7,307,587
Consumer finance—1.47%
Discover Financial Services(1)	116,650	1,893,229

Diversified financial services—4.64%
Bank of America Corp.(1)	121,300	2,052,396
JPMorgan Chase & Co.(1)	89,800	3,935,036
		5,987,432
Diversified telecommunication services—2.30%
AT&T, Inc.(1)	109,800	2,965,698

Electric utilities—6.59%
American Electric Power Co., Inc.(1)	76,700	2,376,933
Exelon Corp.(1)	60,000	2,977,200
FirstEnergy Corp.(1)	37,300	1,705,356
Pepco Holdings, Inc.(1)	96,800	1,440,384
		8,499,873
Energy equipment & services—3.71%
Baker Hughes, Inc.(1)	44,300	1,889,838
Halliburton Co.(1)	56,200	1,524,144
Noble Corp.(1)	36,100	1,370,356
		4,784,338
Food & staples retailing—4.06%
Kroger Co.(1)	84,100	1,735,824
Sysco Corp.(1)	47,100	1,170,435
Wal-Mart Stores, Inc.(1)	47,600	2,336,684
		5,242,943

Health care equipment & supplies—5.93%
Covidien PLC(1)	95,100	4,114,026
Medtronic, Inc.(1)	62,400	2,296,320
Zimmer Holdings, Inc.*(1)	23,100	1,234,695
		7,645,041
Health care providers & services—2.85%
DaVita, Inc.*(1)	8,600	487,104
Medco Health Solutions, Inc.*(1)	40,200	2,223,462
UnitedHealth Group, Inc.(1)	38,500	964,040
		3,674,606
Hotels, restaurants & leisure—1.52%
Carnival Corp.(1)	58,800	1,956,864

Household durables—1.34%
Fortune Brands, Inc.(1)	40,200	1,727,796

Household products—2.76%
Procter & Gamble Co.(1)	61,500	3,562,080

Independent power producers & energy traders—0.19%
Dynegy, Inc., Class A*(1)	97,200	247,860

Industrial conglomerates—2.27%
General Electric Co.(1)	178,500	2,930,970

Insurance—3.23%
ACE Ltd.*(1)	26,800	1,432,728
Aflac, Inc.(1)	30,000	1,282,200
Principal Financial Group, Inc.(1)	52,900	1,448,931
		4,163,859
Life sciences tools & services—1.18%
Millipore Corp.*(1)	9,100	640,003
Waters Corp.*(1)	15,800	882,588
		1,522,591
Machinery—5.38%
Illinois Tool Works, Inc.(1)	56,800	2,425,928
PACCAR, Inc.(1)	72,600	2,737,746
Pall Corp.(1)	55,100	1,778,628
		6,942,302
Media—6.88%
Comcast Corp., Class A(1)	220,500	3,724,245
Interpublic Group of Cos., Inc.*(1)	197,345	1,484,034
Omnicom Group, Inc.(1)	60,000	2,216,400
Viacom, Inc., Class B*(1)	51,700	1,449,668
		8,874,347
Multi-utilities—1.65%
MDU Resources Group, Inc.(1)	56,800	1,184,280
Sempra Energy(1)	19,000	946,390
		2,130,670
Oil, gas & consumable fuels—11.29%
Anadarko Petroleum Corp.(1)	35,600	2,233,188
ConocoPhillips(1)	41,900	1,892,204
EOG Resources, Inc.(1)	10,600	885,206
Hess Corp.(1)	30,400	1,625,184
Marathon Oil Corp.(1)	76,300	2,433,970
Peabody Energy Corp.(1)	64,400	2,396,968
Ultra Petroleum Corp.*(1)	36,000	1,762,560
Williams Cos., Inc.(1)	75,000	1,340,250
		14,569,530

Personal products—1.99%
Avon Products, Inc.(1)	40,200	1,365,192
Estee Lauder Cos., Inc., Class A(1)	32,300	1,197,684
		2,562,876
Pharmaceuticals—4.25%
Allergan, Inc.(1)	21,700	1,231,692
Merck & Co., Inc.(1)	40,100	1,268,363
Pfizer, Inc.(1)	180,100	2,980,655
		5,480,710
Road & rail—2.49%
Burlington Northern Santa Fe Corp.(1)	17,400	1,389,042
Ryder System, Inc.(1)	46,500	1,816,290
		3,205,332
Semiconductors & semiconductor equipment—4.74%
Broadcom Corp., Class A*(1)	41,300	1,267,497
Intersil Corp., Class A(1)	88,100	1,348,811
Kla-Tencor Corp.(1)	36,200	1,298,132
Marvell Technology Group Ltd.*(1)	63,500	1,028,065
National Semiconductor Corp.(1)	82,400	1,175,848
		6,118,353
Software—6.23%
Autodesk, Inc.*(1)	38,300	911,540
Intuit, Inc.*(1)	39,300	1,120,050
Microsoft Corp.(1)	139,800	3,619,422
VMware, Inc., Class A*(1)	59,500	2,390,115
		8,041,127
Wireless telecommunication services—0.81%
Sprint Nextel Corp.*(1)	263,600	1,041,220

Total common stocks (cost $126,013,333)		154,242,956

Investment company—1.31%
SPDR Trust, Series 1
(cost $1,686,045)	16,000	1,688,960

	Units
Short-term investment—0.59%
Investment company—0.59%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3)
(cost $757,010)	757,010	757,010

Total investments before investments sold short—121.46% (cost $128,456,388)		156,688,926

	Shares
Investments sold short—(21.47)%
Common stocks—(21.47)%
Aerospace & defense—(0.65)%
Goodrich Corp.	(15,400)	(836,836)

Air freight & logistics—(0.77)%
C.H. Robinson Worldwide, Inc.	(17,100)	(987,525)

Beverages—(0.72)%
Coca-Cola Enterprises, Inc.	(43,700)	(935,617)

Capital markets—(1.24)%
Charles Schwab Corp.	(41,700)	(798,555)
Northern Trust Corp.	(13,800)	(802,608)
		(1,601,163)
Diversified telecommunication services—(0.56)%
Qwest Communications International, Inc.	(189,400)	(721,614)

Electronic equipment, instruments & components—(0.56)%
Corning, Inc.	(47,300)	(724,163)

Food products—(1.70)%
General Mills, Inc.	(13,200)	(849,816)
Kellogg Co.	(12,300)	(605,529)
Tyson Foods, Inc., Class A	(58,000)	(732,540)
		(2,187,885)

Health care equipment & supplies—(0.90)%
Beckman Coulter, Inc.	(9,200)	(634,248)
Intuitive Surgical, Inc.	(2,000)	(524,500)
		(1,158,748)
Health care providers & services—(2.28)%
Amedisys, Inc.	(21,400)	(933,682)
Express Scripts, Inc.	(12,900)	(1,000,782)
Genoptix, Inc.	(19,730)	(686,209)
Quest Diagnostics, Inc.	(6,100)	(318,359)
		(2,939,032)
Hotels, restaurants & leisure—(0.73)%
McDonald’s Corp.	(16,500)	(941,655)

Household durables—(0.68)%
Stanley Works	(20,600)	(879,414)

Internet & catalog retail—(0.44)%
NetFlix, Inc.	(12,200)	(563,274)

Internet software & services—(0.52)%
Akamai Technologies, Inc.	(34,400)	(676,992)

Machinery—(1.60)%
Cummins, Inc.	(26,300)	(1,178,503)
Ingersoll-Rand PLC	(28,700)	(880,229)
		(2,058,732)
Multi-utilities—(1.10)%
Consolidated Edison, Inc.	(22,600)	(925,244)
NSTAR	(15,600)	(496,392)
		(1,421,636)
Oil, gas & consumable fuels—(0.70)%
Occidental Petroleum Corp.	(11,600)	(909,440)

Pharmaceuticals—(1.26)%
Eli Lilly & Co.	(21,900)	(723,357)
Watson Pharmaceuticals, Inc.	(24,500)	(897,680)
		(1,621,037)
Software—(0.78)%
BMC Software, Inc.	(27,000)	(1,013,310)

Specialty retail—(2.02)%
AutoZone, Inc.	(2,800)	(409,416)
Best Buy Co., Inc.	(22,100)	(829,192)
O’Reilly Automotive, Inc.	(11,400)	(411,996)
Sherwin-Williams Co.	(15,900)	(956,544)
		(2,607,148)
Thrifts & mortgage finance—(0.58)%
Hudson City Bancorp, Inc.	(57,100)	(750,865)

Trading companies & distributors—(0.56)%
WW Grainger, Inc.	(8,100)	(723,816)

Water utilities—(1.12)%
American Water Works Co., Inc.	(36,300)	(723,822)
Aqua America, Inc.	(40,800)	(719,712)
		(1,443,534)
Total investments sold short (proceeds $24,950,351)		(27,703,436)

Total investments, net of investments sold short—99.99%		128,985,490
Cash and other assets, less liabilities—0.01%		18,120
Net assets—100.00%		$129,003,610

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $128,456,388; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,907,232
Gross unrealized depreciation	(674,694)
Net unrealized appreciation of investments	$28,232,538

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$154,242,956	$—	$—	$154,242,956
Common stocks sold short	(27,703,436)	—	—	(27,703,436)
Investment company	1,688,960	—	—	1,688,960
Short-term investment	—	757,010	—	757,010
Total	$128,228,480	$757,010	$—	$128,985,490

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	1.94%
Air freight & logistics	2.23
Airlines	0.78
Auto components	1.40
Beverages	2.03
Biotechnology	2.48
Capital markets	2.52
Chemicals	1.18
Commercial banks	2.30
Computers & peripherals	5.55
Consumer finance	1.20
Diversified financial services	4.32
Diversified telecommunication services	1.52
Electric utilities	5.01
Energy equipment & services	3.49
Food & staples retailing	2.19
Health care equipment & supplies	4.67
Health care providers & services	2.16
Hotels, restaurants & leisure	1.48
Household durables	1.54
Household products	2.41
Independent power producers & energy traders	0.19
Industrial conglomerates	1.54
Insurance	3.23
Life sciences tools & services	0.61
Machinery	4.50
Media	5.82
Oil, gas & consumable fuels	11.15
Personal products	1.97
Pharmaceuticals	4.54
Road & rail	1.90
Semiconductors & semiconductor equipment	3.63
Software	5.87
Wireless telecommunication services	0.83
Total common stocks	98.18
Short-term investment	1.87
Total investments	100.05
Liabilities, in excess of cash and other assets	(0.05)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund — Portfolio of investments
September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.18%
Aerospace & defense—1.94%
General Dynamics Corp.	83,700	$5,407,020

Air freight & logistics—2.23%
FedEx Corp.	82,800	6,228,216

Airlines—0.78%
Southwest Airlines Co.	227,500	2,184,000

Auto components—1.40%
BorgWarner, Inc.	63,400	1,918,484
Johnson Controls, Inc.	77,600	1,983,456
		3,901,940
Beverages—2.03%
PepsiCo, Inc.	96,400	5,654,824

Biotechnology—2.48%
Amgen, Inc.*	59,800	3,601,754
Genzyme Corp.*	58,500	3,318,705
		6,920,459
Capital markets—2.52%
Bank of New York Mellon Corp.	128,283	3,718,924
Morgan Stanley	107,500	3,319,600
		7,038,524
Chemicals—1.18%
Monsanto Co.	42,500	3,289,500

Commercial banks—2.30%
City National Corp.	31,600	1,230,188
Wells Fargo & Co.	183,600	5,173,848
		6,404,036
Computers & peripherals—5.55%
Apple, Inc.*	40,500	7,507,485
Hewlett-Packard Co.	121,900	5,754,899
Seagate Technology	146,600	2,229,786
		15,492,170
Consumer finance—1.20%
Discover Financial Services	207,050	3,360,421

Diversified financial services—4.32%
Bank of America Corp.	241,300	4,082,796
JPMorgan Chase & Co.	181,900	7,970,858
		12,053,654
Diversified telecommunication services—1.52%
AT&T, Inc.	157,000	4,240,570

Electric utilities—5.01%
American Electric Power Co., Inc.	138,900	4,304,511
Exelon Corp.	112,100	5,562,402
FirstEnergy Corp.	70,900	3,241,548
Pepco Holdings, Inc.	59,300	882,384
		13,990,845
Energy equipment & services—3.49%
Baker Hughes, Inc.	98,700	4,210,542
Halliburton Co.	129,100	3,501,192
Noble Corp.	53,600	2,034,656
		9,746,390
Food & staples retailing—2.19%
Sysco Corp.	72,500	1,801,625
Wal-Mart Stores, Inc.	88,000	4,319,920
		6,121,545
Health care equipment & supplies—4.67%
Covidien PLC	170,600	7,380,156
Medtronic, Inc.	105,100	3,867,680
Zimmer Holdings, Inc.*	33,600	1,795,920
		13,043,756

Health care providers & services—2.16%
DaVita, Inc.*	17,500	991,200
Medco Health Solutions, Inc.*	52,300	2,892,713
UnitedHealth Group, Inc.	85,900	2,150,936
		6,034,849
Hotels, restaurants & leisure—1.48%
Carnival Corp.	124,000	4,126,720

Household durables—1.54%
Fortune Brands, Inc.	99,800	4,289,404

Household products—2.41%
Procter & Gamble Co.	116,100	6,724,512

Independent power producers & energy traders—0.19%
Dynegy, Inc., Class A*	203,400	518,670

Industrial conglomerates—1.54%
General Electric Co.	261,100	4,287,262

Insurance—3.23%
ACE Ltd.*	48,600	2,598,156
Aflac, Inc.	64,300	2,748,182
Principal Financial Group, Inc.	133,800	3,664,782
		9,011,120
Life sciences tools & services—0.61%
Millipore Corp.*	24,100	1,694,953

Machinery—4.50%
Illinois Tool Works, Inc.	116,800	4,988,528
PACCAR, Inc.	130,750	4,930,583
Pall Corp.	82,100	2,650,188
		12,569,299
Media—5.82%
Comcast Corp., Class A	396,100	6,690,129
Interpublic Group of Cos., Inc.*	394,100	2,963,632
Omnicom Group, Inc.	89,400	3,302,436
Viacom, Inc., Class B*	117,000	3,280,680
		16,236,877
Oil, gas & consumable fuels—11.15%
Anadarko Petroleum Corp.	69,800	4,378,554
Chevron Corp.	82,000	5,775,260
EOG Resources, Inc.	24,900	2,079,399
Hess Corp.	60,200	3,218,292
Marathon Oil Corp.	104,800	3,343,120
Peabody Energy Corp.	119,800	4,458,956
Ultra Petroleum Corp.*	85,677	4,194,746
Williams Cos., Inc.	205,300	3,668,711
		31,117,038
Personal products—1.97%
Avon Products, Inc.	98,500	3,345,060
Estee Lauder Cos., Inc., Class A	57,900	2,146,932
		5,491,992
Pharmaceuticals—4.54%
Allergan, Inc.	59,600	3,382,896
Merck & Co., Inc.	83,400	2,637,942
Pfizer, Inc.	401,800	6,649,790
		12,670,628

Road & rail—1.90%
Burlington Northern Santa Fe Corp.	36,400	2,905,812
Ryder System, Inc.	61,500	2,402,190
		5,308,002
Semiconductors & semiconductor equipment—3.63%
Broadcom Corp., Class A*	91,500	2,808,135
Intersil Corp., Class A	96,400	1,475,884
Kla-Tencor Corp.	66,100	2,370,346
Marvell Technology Group Ltd.*	136,600	2,211,554
National Semiconductor Corp.	89,500	1,277,165
		10,143,084
Software—5.87%
Autodesk, Inc.*	83,400	1,984,920
Intuit, Inc.*	63,500	1,809,750
Microsoft Corp.	285,700	7,396,773
VMware, Inc., Class A*	129,300	5,193,981
		16,385,424
Wireless telecommunication services—0.83%
Sprint Nextel Corp.*	584,320	2,308,064

Total common stocks (cost $235,087,648)		273,995,768

	Units
Short-term investment—1.87%
Investment company—1.87%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2)
(cost $5,207,839)	5,207,839	5,207,839

Total investments—100.05% (cost $240,295,487)		279,203,607
Liabilities, in excess of cash and other assets—(0.05)%		(129,089)
Net assets—100.00%		$279,074,518

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $240,295,487; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$49,404,749
Gross unrealized depreciation	(10,496,629)
Net unrealized appreciation of investments	$38,908,120

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of September 30, 2009:

	Expiration date	Cost	Value	Unrealized depreciation
Index futures buy contracts:
S&P 500 Index, 10 contracts (USD)	December 2009	$2,653,785	$2,632,250	$(21,535)

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$273,995,768	$—	$—	$273,995,768
Short-term investment	—	5,207,839	—	5,207,839
Other financial instruments(1)	(21,535)	—	—	(21,535)
Total	$273,974,233	$5,207,839	$—	$279,182,072

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	2.17%
Air freight & logistics	2.60
Airlines	1.10
Auto components	0.70
Beverages	1.26
Capital markets	3.98
Chemicals	2.11
Commercial banks	3.54
Computers & peripherals	3.80
Consumer finance	1.25
Diversified financial services	8.14
Diversified telecommunication services	3.28
Electric utilities	6.84
Energy equipment & services	4.17
Health care equipment & supplies	3.19
Health care providers & services	1.79
Hotels, restaurants & leisure	1.88
Household durables	1.08
Household products	2.41
Independent power producers & energy traders	0.37
Industrial conglomerates	3.42
Insurance	5.00
Machinery	4.14
Media	5.22
Multi-utilities	1.07
Oil, gas & consumable fuels	16.10
Pharmaceuticals	5.17
Road & rail	2.53
Wireless telecommunication services	0.89
Total common stocks	99.20
Short-term investment	0.45
Total investments	99.65
Cash and other assets, less liabilities	0.35
Net assets	100.00%

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—99.20%
Aerospace & defense—2.17%
General Dynamics Corp.	19,600	$1,266,160

Air freight & logistics—2.60%
FedEx Corp.	20,100	1,511,922

Airlines—1.10%
Southwest Airlines Co.	66,500	638,400

Auto components—0.70%
BorgWarner, Inc.	13,400	405,484

Beverages—1.26%
PepsiCo, Inc.	12,500	733,250

Capital markets—3.98%
Bank of New York Mellon Corp.	36,400	1,055,236
Morgan Stanley	40,800	1,259,904
		2,315,140
Chemicals—2.11%
EI Du Pont de Nemours & Co.	38,200	1,227,748

Commercial banks—3.54%
City National Corp.	8,500	330,905
Wells Fargo & Co.	61,300	1,727,434
		2,058,339
Computers & peripherals—3.80%
Hewlett-Packard Co.	25,300	1,194,413
Seagate Technology	66,800	1,016,028
		2,210,441
Consumer finance—1.25%
Discover Financial Services	45,000	730,350

Diversified financial services—8.14%
Bank of America Corp.	100,000	1,692,000
JPMorgan Chase & Co.	69,570	3,048,557
		4,740,557
Diversified telecommunication services—3.28%
AT&T, Inc.	70,750	1,910,958

Electric utilities—6.84%
American Electric Power Co., Inc.	35,900	1,112,541
Exelon Corp.	24,000	1,190,880
FirstEnergy Corp.	19,200	877,824
Pepco Holdings, Inc.	53,600	797,568
		3,978,813
Energy equipment & services—4.17%
Baker Hughes, Inc.	27,600	1,177,416
Halliburton Co.	22,700	615,624
Noble Corp.	16,700	633,932
		2,426,972
Health care equipment & supplies—3.19%
Covidien PLC	42,900	1,855,854

Health care providers & services—1.79%
Medco Health Solutions, Inc.*	9,700	536,507
UnitedHealth Group, Inc.	20,100	503,304
		1,039,811
Hotels, restaurants & leisure—1.88%
Carnival Corp.	32,900	1,094,912

Household durables—1.08%
Fortune Brands, Inc.	14,600	627,508

Household products—2.41%
Procter & Gamble Co.	24,200	1,401,664

Independent power producers & energy traders—0.37%
Dynegy, Inc., Class A*	85,500	218,025

Industrial conglomerates—3.42%
General Electric Co.	121,100	1,988,462

Insurance—5.00%
ACE Ltd.*	19,100	1,021,086
Aflac, Inc.	21,400	914,636
Principal Financial Group, Inc.	35,500	972,345
		2,908,067
Machinery—4.14%
Illinois Tool Works, Inc.	29,000	1,238,590
PACCAR, Inc.	31,000	1,169,010
		2,407,600
Media—5.22%
Comcast Corp., Class A	96,400	1,628,196
Interpublic Group of Cos., Inc.*	89,600	673,792
Omnicom Group, Inc.	19,900	735,106
		3,037,094
Multi-utilities—1.07%
MDU Resources Group, Inc.	29,800	621,330

Oil, gas & consumable fuels—16.10%
Anadarko Petroleum Corp.	20,200	1,267,146
Chevron Corp.	27,400	1,929,782
Exxon Mobil Corp.	17,050	1,169,801
Hess Corp.	18,400	983,664
Marathon Oil Corp.	42,600	1,358,940
Peabody Energy Corp.	30,800	1,146,376
Ultra Petroleum Corp.*	18,900	925,344
Williams Cos., Inc.	32,800	586,136
		9,367,189
Pharmaceuticals—5.17%
Merck & Co., Inc.	24,700	781,261
Pfizer, Inc.	134,500	2,225,975
		3,007,236
Road & rail—2.53%
Burlington Northern Santa Fe Corp.	10,100	806,283
Ryder System, Inc.	17,100	667,926
		1,474,209
Wireless telecommunication services—0.89%
Sprint Nextel Corp.*	131,357	518,860

Total common stocks (cost $58,865,568)		57,722,355

	Units
Short-term investment—0.45%
Investment company—0.45%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2)
(cost $263,664)	263,664	263,664

Total investments—99.65% (cost $59,129,232)		57,986,019
Cash and other assets, less liabilities—0.35%		204,009
Net assets—100.00%		$58,190,028

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $59,129,232; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,423,052
Gross unrealized depreciation	(6,566,265)
Net unrealized depreciation of investments	$(1,143,213)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$57,722,355	$—	$—	$57,722,355
Short-term investment	—	263,664	—	263,664
Total	$57,722,355	$263,664	$—	$57,986,019

UBS U.S. Mid Cap Growth Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Air freight & logistics	0.83%
Beverages	2.08
Biotechnology	0.78
Capital markets	3.36
Chemicals	4.56
Commercial services & supplies	3.89
Communications equipment	2.88
Computers & peripherals	6.61
Construction & engineering	1.72
Distributors	1.06
Diversified consumer services	2.23
Diversified financial services	4.28
Electrical equipment	3.40
Electronic equipment, instruments & components	2.24
Energy equipment & services	1.53
Food products	1.24
Health care equipment & supplies	3.27
Health care providers & services	8.02
Hotels, restaurants & leisure	7.63
IT services	3.01
Life sciences tools & services	2.04
Machinery	2.71
Oil, gas & consumable fuels	5.90
Professional services	0.75
Real estate investment trusts (REITs)	0.94
Semiconductors & semiconductor equipment	2.29
Software	5.96
Specialty retail	5.78
Trading companies & distributors	2.32
Wireless telecommunication services	3.29
Total common stocks	96.60
Investment company
iShares Russell Midcap Growth Index Fund	1.31
Short-term investment	1.85
Total investments	99.76
Cash and other assets, less liabilities	0.24
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments
September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks—96.60%
Air freight & logistics—0.83%
C.H. Robinson Worldwide, Inc.	700	$40,425

Beverages—2.08%
Central European Distribution Corp.*	3,100	101,556

Biotechnology—0.78%
BioMarin Pharmaceutical, Inc.*	2,100	37,968

Capital markets—3.36%
Artio Global Investors, Inc.*	2,300	60,145
TD Ameritrade Holding Corp.*	5,300	103,986
		164,131
Chemicals—4.56%
Air Products & Chemicals, Inc.	500	38,790
Ecolab, Inc.	2,200	101,706
Scotts Miracle-Gro Co., Class A	1,100	47,245
Terra Industries, Inc.	1,000	34,670
		222,411
Commercial services & supplies—3.89%
EnergySolutions, Inc.	8,200	75,604
Tetra Tech, Inc.*	4,300	114,079
		189,683
Communications equipment—2.88%
F5 Networks, Inc.*	600	23,778
Starent Networks Corp.*	4,600	116,932
		140,710
Computers & peripherals—6.61%
NCR Corp.*	5,100	70,482
NetApp, Inc.*	3,400	90,712
STEC, Inc.*	2,600	76,414
Teradata Corp.*	3,100	85,312
		322,920
Construction & engineering—1.72%
Quanta Services, Inc.*	3,800	84,094

Distributors—1.06%
LKQ Corp.*	2,800	51,912

Diversified consumer services—2.23%
Strayer Education, Inc.	500	108,840

Diversified financial services—4.28%
CME Group, Inc.	100	30,819
IntercontinentalExchange, Inc.*	1,100	106,909
MSCI, Inc., Class A*	2,400	71,088
		208,816
Electrical equipment—3.40%
A123 Systems, Inc.*	700	14,924
Regal-Beloit Corp.	3,300	150,843
		165,767
Electronic equipment, instruments & components—2.24%
Amphenol Corp., Class A	2,900	109,272

Energy equipment & services—1.53%
National Oilwell Varco, Inc.*	800	34,504
Smith International, Inc.	1,400	40,180
		74,684
Food products—1.24%
Flowers Foods, Inc.	2,300	60,467

Health care equipment & supplies—3.27%
C.R. Bard, Inc.	1,200	94,332
Immucor, Inc.*	3,700	65,490
		159,822

Health care providers & services—8.02%
Aetna, Inc.	1,000	27,830
DaVita, Inc.*	1,300	73,632
Express Scripts, Inc.*	2,100	162,918
Fresenius Medical Care AG & Co. KGaA ADR	900	44,766
Henry Schein, Inc.*	1,500	82,365
		391,511
Hotels, restaurants & leisure—7.63%
Darden Restaurants, Inc.	1,600	54,608
International Game Technology	2,400	51,552
WMS Industries, Inc.*	5,500	245,080
Wynn Resorts Ltd.*	300	21,267
		372,507
IT services—3.01%
Cognizant Technology Solutions Corp., Class A*	3,800	146,908

Life sciences tools & services—2.04%
Qiagen NV*	1,600	34,048
Thermo Fisher Scientific, Inc.*	1,500	65,505
		99,553
Machinery—2.71%
Bucyrus International, Inc.	1,100	39,182
Joy Global, Inc.	900	44,046
SPX Corp.	800	49,016
		132,244
Oil, gas & consumable fuels—5.90%
Continental Resources, Inc.*	3,000	117,510
Newfield Exploration Co.*	1,700	72,352
Southwestern Energy Co.*	2,300	98,164
		288,026
Professional services—0.75%
Monster Worldwide, Inc.*	2,100	36,708

Real estate investment trusts (REITs)—0.94%
Digital Realty Trust, Inc.	1,000	45,710

Semiconductors & semiconductor equipment—2.29%
ASML Holding NV, Class G	1,300	38,441
Atmel Corp. *	17,500	73,325
		111,766
Software—5.96%
Activision Blizzard, Inc.*	2,400	29,736
Concur Technologies, Inc.*	1,300	51,688
Micros Systems, Inc.*	1,300	39,247
Salesforce.com, Inc.*	700	39,851
Solera Holdings, Inc.	4,200	130,662
		291,184
Specialty retail—5.78%
Dick’s Sporting Goods, Inc.*	1,700	38,080
GameStop Corp., Class A*	3,400	89,998
O’Reilly Automotive, Inc.*	2,600	93,964
Urban Outfitters, Inc.*	2,000	60,340
		282,382
Trading companies & distributors—2.32%
MSC Industrial Direct Co., Class A	2,600	113,308

Wireless telecommunication services—3.29%
American Tower Corp., Class A*	3,000	109,200
SBA Communications Corp., Class A*	1,900	51,357
		160,557
Total common stocks (cost $4,308,049)		4,715,842

	Units
Investment company—1.31%
iShares Russell Midcap Growth Index Fund
(cost $64,463)	1,500	63,795

Short-term investment—1.85%
Investment company—1.85%
UBS Cash Management Prime Relationship Fund, 0.204%(1),(2)
(cost $90,377)	90,377	90,377

Total investments—99.76% (cost $4,462,889)		4,870,014
Cash and other assets, less liabilities—0.24%		11,856
Net assets—100.00%		$4,881,870

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $4,462,889; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$674,099
Gross unrealized depreciation	(266,974)
Net unrealized appreciation of investments	$407,125

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2009.
ADR	American depositary receipt

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$4,715,842	$—	$—	$4,715,842
Investment company	63,795	—	—	63,795
Short-term investment	—	90,377	—	90,377
Total	$4,779,637	$90,377	$—	$4,870,014

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Common stocks
Aerospace & defense	0.51%
Air freight & logistics	1.27
Biotechnology	6.51
Chemicals	0.93
Commercial banks	0.08
Commercial services & supplies	2.89
Communications equipment	8.31
Computers & peripherals	2.27
Construction & engineering	3.02
Containers & packaging	1.86
Distributors	1.26
Diversified telecommunication services	0.47
Electrical equipment	4.66
Electronic equipment, instruments & components	1.59
Energy equipment & services	2.69
Health care equipment & supplies	3.57
Health care providers & services	6.67
Health care technology	2.71
Hotels, restaurants & leisure	3.51
Household durables	1.08
Internet software & services	1.42
IT services	0.73
Life sciences tools & services	1.00
Machinery	1.51
Media	1.20
Metals & mining	0.81
Oil, gas & consumable fuels	3.83
Pharmaceuticals	1.60
Real estate investment trusts (REITs)	2.93
Road & rail	1.69
Semiconductors & semiconductor equipment	5.37
Software	11.26
Specialty retail	6.65
Textiles, apparel & luxury goods	3.10
Total common stocks	98.96
Investment company
iShares Russell 2000 Growth Index Fund	0.30
Short-term investment	0.95
Investment of cash collateral from securities loaned	6.65
Total investments	106.86
Liabilities, in excess of cash and other assets	(6.86)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Shares	Value
Common stocks— 98.96%
Aerospace & defense—0.51%
DigitalGlobe, Inc.*	45,700	$1,022,309

Air freight & logistics—1.27%
Hub Group, Inc., Class A*	112,500	2,570,625

Biotechnology—6.51%
Affymax, Inc.*	44,800	1,070,272
Alkermes, Inc.*	90,000	827,100
Genomic Health, Inc.*	68,990	1,508,121
Halozyme Therapeutics, Inc.*	173,479	1,233,436
Isis Pharmaceuticals, Inc.*	76,100	1,108,777
Medivation, Inc.*	42,784	1,161,158
Micromet, Inc.*	144,100	959,706
Onyx Pharmaceuticals, Inc.*	31,000	929,070
Regeneron Pharmaceuticals, Inc.*	69,500	1,341,350
Seattle Genetics, Inc.*(1)	121,518	1,704,898
Vanda Pharmaceuticals, Inc.*(1)	110,900	1,290,876
		13,134,764
Chemicals—0.93%
Scotts Miracle-Gro Co., Class A	43,794	1,880,952

Commercial banks—0.08%
IBERIABANK Corp.	3,700	168,572

Commercial services & supplies—2.89%
Clean Harbors, Inc.*	25,000	1,406,500
EnergySolutions, Inc.	185,100	1,706,622
GeoEye, Inc.*	41,865	1,121,982
Tetra Tech, Inc.*	60,300	1,599,759
		5,834,863
Communications equipment—8.31%
Acme Packet, Inc.*	110,600	1,107,106
Blue Coat Systems, Inc.*	114,100	2,577,519
F5 Networks, Inc.*	88,600	3,511,218
Palm, Inc.*(1)	93,800	1,634,934
Polycom, Inc.*	109,100	2,918,425
Riverbed Technology, Inc.*	109,000	2,393,640
Starent Networks Corp.*	103,400	2,628,428
		16,771,270
Computers & peripherals—2.27%
Compellent Technologies, Inc.*	82,500	1,489,125
STEC, Inc.*(1)	105,600	3,103,584
		4,592,709
Construction & engineering—3.02%
EMCOR Group, Inc.*	142,500	3,608,100
Orion Marine Group, Inc.*	121,500	2,495,610
		6,103,710
Containers & packaging—1.86%
Rock-Tenn Co., Class A	79,856	3,762,016

Distributors—1.26%
LKQ Corp.*	136,900	2,538,126

Diversified telecommunication services—0.47%
Neutral Tandem, Inc.*	41,699	949,069

Electrical equipment—4.66%
A123 Systems, Inc.*(1)	29,700	633,204
EnerSys*	169,100	3,740,492
Regal-Beloit Corp.	56,800	2,596,328
Woodward Governor Co.	100,300	2,433,278
		9,403,302
Electronic equipment, instruments & components—1.59%
Tech Data Corp.*	77,000	3,203,970

Energy equipment & services—2.69%
Dril-Quip, Inc.*	63,800	3,167,032
Helix Energy Solutions Group, Inc.*	151,100	2,263,478
		5,430,510
Health care equipment & supplies—3.57%
Haemonetics Corp.*	38,300	2,149,396
Integra LifeSciences Holdings Corp.*	57,700	1,970,455
ResMed, Inc.*	44,900	2,029,480
STERIS Corp.	34,600	1,053,570
		7,202,901
Health care providers & services—6.67%
Emdeon, Inc., Class A*	73,400	1,189,080
Emergency Medical Services Corp., Class A*	54,500	2,534,250
HMS Holdings Corp.*(1)	67,145	2,566,953
IPC The Hospitalist Co., Inc.*	86,700	2,726,715
Mednax, Inc.*	30,000	1,647,600
Psychiatric Solutions, Inc.*	49,200	1,316,592
VCA Antech, Inc.*	54,900	1,476,261
		13,457,451
Health care technology—2.71%
MedAssets, Inc.*	141,500	3,193,655
Phase Forward, Inc.*	78,100	1,096,524
SXC Health Solutions Corp.*	25,216	1,179,857
		5,470,036
Hotels, restaurants & leisure—3.51%
Panera Bread Co., Class A*	20,000	1,100,000
Texas Roadhouse, Inc., Class A*	178,900	1,899,918
WMS Industries, Inc.*	91,900	4,095,064
		7,094,982
Household durables—1.08%
Ryland Group, Inc.	103,300	2,176,531

Internet software & services—1.42%
NIC, Inc.	22,044	195,971
VistaPrint NV*(1)	52,700	2,674,525
		2,870,496
IT services—0.73%
NCI, Inc., Class A*	51,717	1,482,209

Life sciences tools & services—1.00%
Icon PLC ADR*	82,400	2,017,976

Machinery—1.51%
Bucyrus International, Inc.	85,600	3,049,072

Media—1.20%
National CineMedia, Inc.	142,600	2,419,922

Metals & mining—0.81%
Steel Dynamics, Inc.	107,000	1,641,380

Oil, gas & consumable fuels—3.83%
Arena Resources, Inc.*	58,800	2,087,400
Goodrich Petroleum Corp.*(1)	67,900	1,752,499
Whiting Petroleum Corp.*	67,600	3,892,408
		7,732,307
Pharmaceuticals—1.60%
MAP Pharmaceuticals, Inc.*	102,700	1,074,242
Nektar Therapeutics*	139,500	1,358,730
Optimer Pharmaceuticals, Inc.*(1)	58,400	790,152
		3,223,124
Real estate investment trusts (REITs)—2.93%
BioMed Realty Trust, Inc.	72,700	1,003,260
Franklin Street Properties Corp.	128,900	1,688,590
Ventas, Inc.	83,900	3,230,150
		5,922,000
Road & rail—1.69%
Landstar System, Inc.	89,700	3,413,982

Semiconductors & semiconductor equipment—5.37%
Atheros Communications, Inc.*	108,000	2,865,240
Cymer, Inc.*	58,000	2,253,880
Mellanox Technologies Ltd.*	52,992	868,539
Skyworks Solutions, inc.*	207,800	2,751,272
Veeco Instruments, Inc.*	90,500	2,110,460
		10,849,391
Software—11.26%
ArcSight, Inc.*	142,516	3,430,360
AsiaInfo Holdings, Inc.*	128,300	2,562,151
Factset Research Systems, Inc.(1)	44,600	2,954,304
Nice Systems Ltd. ADR*	108,600	3,305,784
Nuance Communications, Inc.*	200,100	2,993,496
Rovi Corp.*	108,400	3,642,240
Sourcefire, Inc.*	52,055	1,117,621
Ultimate Software Group, Inc.*	95,104	2,731,387
		22,737,343
Specialty retail—6.65%
Aeropostale, Inc.*	56,100	2,438,667
Chico’s FAS, Inc.*	307,800	4,001,400
Children’s Place Retail Stores, Inc.*	87,100	2,609,516
Coldwater Creek, Inc.*	270,500	2,218,100
Wet Seal, Inc., Class A*	569,700	2,153,466
		13,421,149
Textiles, apparel & luxury goods—3.10%
Iconix Brand Group, Inc.*	141,400	1,763,258
Phillips-Van Heusen Corp.	105,100	4,497,229
		6,260,487
Total common stocks (cost $172,914,962)		199,809,506

	Units
Investment company—0.30%
iShares Russell 2000 Growth Index Fund
(cost $591,657)(1)	9,200	602,691

Short-term investment—0.95%
Investment company—0.95%
UBS Cash Management Prime Relationship Fund, 0.204%(2),(3)
(cost $1,922,540)	1,922,540	1,922,540

	Shares
Investment of cash collateral from securities loaned—6.65%
UBS Private Money Market Fund LLC, 0.180%(2),(3)
(cost $13,418,121)	13,418,121	13,418,121

Total investments—106.86% (cost $188,847,280)		215,752,858
Liabilities, in excess of cash and other assets—(6.86)%		(13,852,887)
Net assets—100.00%		$201,899,971

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $188,847,280; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,033,503
Gross unrealized depreciation	(11,127,925)
Net unrealized appreciation of investments	$26,905,578

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2009.

ADR	American depositary receipt

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$199,809,506	$—	$—	$199,809,506
Investment company	602,691	—	—	602,691
Short-term investment	—	1,922,540	—	1,922,540
Investment of cash collateral from securities loaned	—	13,418,121	—	13,418,121
Total	$200,412,197	$15,340,661	$—	$215,752,858

UBS Absolute Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace & defense	0.37%
Building materials	0.26
Capital markets	0.93
Commercial banks	8.52
Communications equipment	0.21
Computers & peripherals	0.29
Diversified financial services	5.30
Diversified telecommunication services	2.47
Electric utilities	1.92
Food & staples retailing	2.01
Health care providers & services	0.45
Industrial conglomerates	0.27
Media	0.29
Metals & mining	1.21
Oil, gas & consumable fuels	1.37
Personal products	0.57
Pharmaceuticals	0.24
Road & rail	0.42
Sovereign	1.13
Thrifts & mortgage finance	7.48
Tobacco	2.54
Wireless telecommunication services	0.97
Total corporate bonds	39.22
Asset-backed securities	0.84
Collateralized debt obligations	0.48
Commercial mortgage-backed securities	0.41
Mortgage & agency debt securities	25.26
US government obligation	3.25
Non US-government obligations	19.52
Sovereign/supranational bonds	4.44
Total bonds	93.42
Short-term investment	2.74
Total investments	96.16
Cash and other assets, less liabilities	3.84
Net assets	100.00%

UBS Absolute Return Bond Fund — Portfolio of investments
September 30, 2009 (unaudited)

Security description	Face amount		Value
Bonds—93.42%
Corporate bonds—39.22%
Australia—0.83%
BHP Billiton Finance Ltd.,
4.750%, due 04/04/12	EUR	300,000	$463,036
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14	$400,000		472,075
Westpac Banking Corp.,
4.200%, due 02/27/15	350,000		355,734
Total Australia corporate bonds			1,290,845

Denmark—0.25%
Dong Energy A/S EMTN,
4.875%, due 05/07/14	EUR	250,000	383,623

France—6.82%
BNP Paribas,
5.250%, due 12/17/12		2,165,000	3,403,968
Casino Guichard Perrachon SA, EMTN,
5.500%, due 01/30/15	550,000		835,104
Compagnie de Financement Foncier, EMTN,
3.625%, due 01/16/12	3,350,000		5,069,614
Credit Agricole SA EMTN,
0.500%, due 03/13/16(1)		$800,000	749,086
EDF SA,
5.500%, due 01/26/14(2)	450,000		493,793
Total France corporate bonds			10,551,565

Germany—4.34%
Hypo Real Estate Bank AG, MTN,
1.008%, due 02/09/10(1)	EUR	250,000	358,079
Hypothekenbank in Essen AG,
5.250%, due 01/17/11(3)	4,000,000		6,139,625
IKB Deutsche Industriebank AG, EMTN,
0.841%, due 03/19/10(1)	150,000		211,310
Total Germany corporate bonds			6,709,014

Italy—1.16%
Telecom Italia SpA, EMTN,
4.750%, due 05/19/14		1,200,000	1,797,869

Luxembourg—0.26%
ArcelorMittal MTN, Series A,
8.250%, due 06/03/13		250,000	404,108

Netherlands—3.09%
CRH Finance BV, EMTN,
7.375%, due 05/28/14		250,000	405,406
LeasePlan Corp. NV, EMTN,
1.048%, due 02/16/10(1)	300,000		430,779
MDC-GMTN BV,
5.750%, due 05/06/14(2)	$1,650,000		1,753,125
PACCAR Financial Europe BV, EMTN,
5.125%, due 05/19/11	EUR	350,000	508,871
Rabobank Nederland NV, EMTN,
4.000%, due 09/10/15	GBP	230,000	366,228
RWE Finance BV, MTN,
4.625%, due 08/17/10	800,000		1,309,914
Total Netherlands corporate bonds			4,774,323

Qatar—0.28%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(2)	$400,000		436,742

Spain—0.51%
Telefonica Emisiones SAU, EMTN,
5.431%, due 02/03/14	EUR	500,000	784,619

Sweden—0.24%
Vattenfall Treasury AB, EMTN,
4.250%, due 05/19/14		250,000	378,438

Switzerland—0.89%
Credit Suisse/London, EMTN,
6.125%, due 05/16/14		850,000	1,378,086

United Kingdom—6.26%
Anglo American Capital PLC,
9.375%, due 04/08/14(2)	$450,000		524,250
HBOS PLC EMTN,
1.125%, due 09/01/16(1)	EUR	550,000	591,559
HSBC Holdings PLC, EMTN,
4.500%, due 04/30/14	250,000		385,239
Imperial Tobacco Finance PLC, EMTN,
8.375%, due 02/17/16	1,200,000		2,060,479
Reed Elsevier Investments PLC, EMTN,
5.625%, due 10/20/16	GBP	450,000	741,792
Royal Bank of Scotland Group PLC, EMTN,
5.250%, due 05/15/13	EUR	1,000,000	1,534,363
Smiths Group PLC,
6.050%, due 05/15/14(2)	$400,000		417,583
Tesco PLC EMTN,
5.875%, due 09/12/16	EUR	1,400,000	2,270,631
Vodafone Group PLC,
5.750%, due 03/15/16	$650,000		696,535
WPP PLC EMTN,
6.625%, due 05/12/16	EUR	300,000	453,892
Total United Kingdom corporate bonds			9,676,323

United States—14.29%
Altria Group, Inc.,
9.250%, due 08/06/19	$300,000		366,587
American Honda Finance Corp., EMTN,
3.875%, due 09/16/14	EUR	200,000	291,950
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	$1,000,000		1,073,272
AT&T, Inc.,
4.850%, due 02/15/14	750,000		797,771
Avon Products, Inc.,
5.625%, due 03/01/14	810,000		880,715
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(2)	550,000		570,312
Bank of America Corp., MTN,
4.900%, due 05/01/13	1,400,000		1,435,235
Cisco Systems, Inc.,
4.950%, due 02/15/19	310,000		325,866
Citigroup, Inc.,
5.625%, due 08/27/12	1,640,000		1,658,224
CSX Corp.,
5.750%, due 03/15/13	610,000		650,461
General Electric Capital Corp.,
5.900%, due 05/13/14	800,000		857,833
MTN, Series A, 6.750%, due 03/15/32	2,900,000		2,960,677
Goldman Sachs Group, Inc., MTN,
3.625%, due 08/01/12	1,400,000		1,437,239
Hewlett-Packard Co.,
6.125%, due 03/01/14	400,000		450,334

United States—(concluded)
JPMorgan Chase & Co.,
4.750%, due 05/01/13	1,300,000		1,376,309
Nisource Finance Corp.,
7.875%, due 11/15/10	750,000		789,011
ONEOK Partners LP,
8.625%, due 03/01/19	550,000		656,562
Pfizer, Inc.,
3.625%, due 06/03/13	EUR	250,000	377,070
Roche Holdings, Inc., EMTN,
4.625%, due 03/04/13	450,000		695,851
UST, Inc.,
6.625%, due 07/15/12	$1,375,000		1,505,629
Verizon Wireless Capital LLC,
7.625%, due 12/19/11	EUR	500,000	809,774
Wells Fargo & Co.,
5.250%, due 10/23/12	$2,000,000		2,133,870
Total United States corporate bonds			22,100,552
Total corporate bonds (cost $56,381,473)			60,666,107

Asset-backed securities—0.84%
United States—0.84%
Bank of America Credit Card Trust,
Series 2008-A1, Class A1,
0.823%, due 04/15/13(1)	300,000		299,636
Series 2008-A5, Class A5,
1.443%, due 12/16/13(1)	300,000		301,892
Chase Issuance Trust,
Series 2007-A16, Class A16,
0.599%, due 06/16/14(1)	300,000		297,016
Series 2009-A3, Class A3,
2.400%, due 06/17/13	390,000		396,403
Total asset-backed securities (cost $1,255,272)			1,294,947

Collateralized debt obligations—0.48%
Cayman Islands—0.23%
Aladdin CDO I Ltd.,
Series 2006-2A, Class 10D,
7.792%, due 10/31/16(1),(4),(5)	20,242		538
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
4.510%, due 07/20/18(1),(4),(5)	220,000		2,200
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.755%, due 01/22/22(1),(4),(5)	290,000		27,579
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
4.190%, due 11/15/20(1),(4)	400,000		60,000
Galena CDO Ltd., MTN,
Series II-AIRL, Class A1U,
2.413%, due 04/07/17(1),(4),(5)	1,000,000		195,140
Gresham Street CDO Funding,
Series 2003-1X, Class D,
3.718%, due 11/07/33(1),(4)	100,000		2,000
Herald Ltd., EMTN,
3.795%, due 09/16/45(1),(3),(4)	300,000		0
Kingsland Ltd.,
Series 2007-5A, Class E,
4.755%, due 07/14/21(1),(4),(5)	250,000		45,000
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.699%, due 06/15/11(1),(4),(5)	200,000		25,480
Total Cayman Islands collateralized debt obligations			357,937

Ireland—0.01%
Valleriite CDO,
Series 2007-1A, Class D1EU,
4.707%, due 12/20/17(1),(4),(5)	EUR	350,000	17,824

Luxembourg—0.00%(6)
Ashwell Rated SA,
due 12/22/77(4),(5),(7)	GBP	220,000	3,516

Netherlands—0.11%
Ares Euro CLO BV,
Series 2007-1A, Class E,
4.979%, due 05/15/24(1),(4),(5)	EUR	470,000	66,920
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(4),(5)	530,000		7,756
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22(4),(5)	300,000		8,780
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22(4),(5),(7)	250,000		25,609
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24(4),(5),(7)	350,000		66,582
Total Netherlands collateralized debt obligations			175,647

United States—0.13%
Ajax One Ltd.,
Series 2A, Class C,
2.754%, due 09/08/32(1),(4),(5)	$500,000		75,000
Axius Europe CLO SA,
Series 2007-1A, Class D,
4.479%, due 11/15/23(1),(4),(5)	EUR	350,000	20,487
MC Funding Ltd.,
Series 2006-1A, Class E,
4.042%, due 12/20/20(1),(4),(5)	$640,000		96,000
Total United States collateralized debt obligations			191,487
Total collateralized debt obligations (cost $7,671,624)			746,411

Commercial mortgage-backed securities—0.41%
United States—0.41%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45	390,000		389,851
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(1)	300,000		247,940
Total commercial mortgage-backed securities (cost $588,906)			637,791

Mortgage & agency debt securities—25.26%
United States—25.26%
Federal Home Loan Bank,
5.250%, due 06/18/14		$4,100,000	4,597,146
Federal Home Loan Mortgage Corp.,†
4.750%, due 03/05/12	4,950,000		5,360,157
5.000%, due 02/16/17	8,600,000		9,500,953
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04668, 5.000%, due 03/01/38	1,135,286		1,174,891
#G08307, 5.000%, due 11/01/38	1,611,690		1,667,823
Federal National Mortgage Association,†
4.125%, due 04/15/14	4,200,000		4,499,918
5.000%, due 10/15/11	4,470,000		4,842,096
Federal National Mortgage Association Pools,†
#992260, 4.000%, due 01/01/39	3,387,903		3,358,964
#933765, 4.500%, due 04/01/38	4,001,397		4,058,901
Total mortgage & agency debt securities (cost $37,615,178)			39,060,849

US government obligation—3.25%
US Treasury Note,
1.375%, due 03/15/12
(cost $5,016,288)	5,000,000		5,024,220

Non US-government obligations—19.52%
Belgium—0.85%
Belgium Kingdom,
4.000%, due 03/28/14	EUR	850,000	1,319,511

Canada—1.30%
Quebec Province,
6.125%, due 01/22/11		$1,880,000	2,000,978

France—1.59%
Government of France,
1.800%, due 07/25/40	EUR	1,619,880	2,462,306

Germany—10.37%
Bundesschatzanweisungen,
3.000%, due 03/12/10		2,900,000	4,288,826
4.000%, due 12/11/09	2,900,000		4,271,426
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12	2,800,000		4,242,464
5.550%, due 06/07/21	GBP	1,800,000	3,239,303
			16,042,019
Italy—2.13%
Republic of Italy,
4.500%, due 01/21/15		$1,565,000	1,657,818
4.750%, due 01/25/16	1,565,000		1,638,383
			3,296,201
Japan—2.02%
Government of Japan,
2.500%, due 09/20/37	JPY	134,000,000	1,588,561
Japan Bank for International Cooperation,
5.250%, due 03/23/16		$1,400,000	1,534,718
			3,123,279

Spain—1.26%
Instituto de Credito Oficial, EMTN,
5.375%, due 07/02/12	1,800,000		1,938,240
Total non US-government obligations (cost $28,700,296)			30,182,534

Sovereign/supranational bonds—4.44%
European Investment Bank,
EMTN, 5.625%, due 10/15/10	EUR	1,200,000	1,842,668
MTN, 6.250%, due 04/15/14	GBP	1,270,000	2,305,563
Inter-American Development Bank,
3.250%, due 11/15/11	$2,600,000		2,712,060
Total sovereign/supranational bonds (cost $6,388,217)			6,860,291
Total bonds (cost $143,617,254)			144,473,150

	Units
Short-term investment—2.74%
Investment company—2.74%
UBS Cash Management Prime Relationship Fund, 0.204%(8),(9)
(cost $4,240,846)	4,240,846		4,240,846

Total investments—96.16% (cost $147,858,100)			148,713,996
Cash and other assets, less liabilities—3.84%			5,946,463
Net assets—100.00%			$154,660,459

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $147,858,100; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,713,240
Gross unrealized depreciation	(7,857,344)
Net unrealized appreciation of investments	$855,896

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $4,195,805 or 2.71% of net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2009, the value of these securities amounted to $6,139,625 or 3.97% of net assets.

(4)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $746,411 or 0.48% of net assets.
(5)

Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.44% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
Ajax One Ltd.,
Series 2A, Class C,
2.754%, due 09/8/32	11/08/05	$487,550	0.32%	$75,000	0.05%
Aladdin CDO I Ltd.,
Series 2006-2A, Class 10D,
7.792%, due 10/31/16	06/23/06	20,242	0.01	538	0.00	(a)
Ares Euro CLO BV,
Series 2007-1A, Class E,
4.979%, due 05/15/24	03/16/07	470,000	0.30	66,920	0.04
Ashwell Rated SA,
due 12/22/77	01/29/07	202,730	0.13	3,516	0.00	(a)
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
4.510%, due 07/20/18	04/24/06	216,496	0.14	2,200	0.00	(a)
Axius Europe CLO SA,
Series 2007-1A, Class D,
4.479%, due 11/15/23	09/28/07	328,017	0.21	20,487	0.01
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.755%, due 01/22/22	04/27/07	285,864	0.18	27,579	0.02
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
2.413%, due 04/7/17	03/08/07	1,000,000	0.65	195,140	0.13
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	524,700	0.34	7,756	0.00	(a)
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22	10/31/06	287,650	0.19	8,780	0.01
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22	11/28/06	237,685	0.15	25,609	0.02
Kingsland Ltd.,
Series 2007-5A, Class E,
4.755%, due 07/14/21	05/02/07	243,086	0.16	45,000	0.03
MC Funding Ltd.,
Series 2006-1A, Class E,
4.042%, due 12/20/20	12/08/06	640,000	0.41	96,000	0.06
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24	05/18/07	343,000	0.22	66,582	0.04
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.699%, due 06/15/11	03/09/07	198,806	0.13	25,480	0.02
Valleriite CDO,
Series 2007-1A, Class D1EU,
due 12/20/17	06/12/07	350,000	0.23	17,824	0.01

		$5,835,826	3.77%	$684,411	0.44%

(a) Amount represents less than 0.005%.
(6)	Amount represents less than 0.005%.
(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2009.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
EMTN	Euro medium term note
GMTN	Global medium term note

GS	Goldman Sachs
MTN	Medium term note

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	15,140,000	USD	14,259,477	10/28/09	$118,535
Euro	38,205,000	USD	56,325,823	10/28/09	418,536
Great Britain Pound	5,925,000	USD	9,809,430	10/28/09	341,418
Swedish Krona	38,260,000	USD	5,588,620	10/28/09	99,420
Swiss Franc	9,555,000	USD	9,270,129	10/28/09	48,283
United States Dollar	2,683,478	EUR	1,815,000	10/28/09	(27,497)
United States Dollar	1,131,830	GBP	700,000	10/28/09	(13,246)
United States Dollar	234,923	JPY	21,300,000	10/28/09	2,405
United States Dollar	14,315,040	NOK	83,680,000	10/28/09	160,950
Net unrealized appreciation on forward foreign currency contracts					$1,148,804

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of September 30, 2009:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
US Long Bond, 27 contracts (USD)	December 2009	$3,225,234	$3,277,125	$51,891

US treasury futures sell contracts:
2 Year US Treasury Notes, 255 contracts (USD)	December 2009	(55,044,147)	(55,327,031)	(282,884)
5 Year US Treasury Notes, 340 contracts (USD)	December 2009	(38,988,446)	(39,471,875)	(483,429)
10 Year US Treasury Notes, 187 contracts (USD)	December 2009	(21,786,959)	(22,127,360)	(340,401)

Interest rate futures buy contracts:
Euro-Buxl, 21 contracts (EUR)	December 2009	2,997,824	3,045,992	48,168

Interest rate futures sell contracts:
Euro-Bobl, 190 contracts (EUR)	December 2009	(31,987,768)	(32,127,117)	(139,349)
Euro-Bund, 43 contracts (EUR)	December 2009	(7,629,977)	(7,669,183)	(39,206)
Euro-Schatz, 120 contracts (EUR)	December 2009	(18,943,937)	(18,993,112)	(49,175)
Long Gilt, 28 contracts (GBP)	December 2009	(5,304,730)	(5,305,347)	(617)
Net unrealized depreciation on futures contracts				$(1,235,002)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Swap agreements

UBS Absolute Return Bond Fund had outstanding credit default swap agreements with the following terms as of September 30, 2009:

Credit default swaps on credit indices – buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made) received	Value	Unrealized depreciation
Goldman Sachs International	EUR	3,700,000	12/20/13	2.2000	%(2)	—	(3)	$—	$(131,312)	$(131,312)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 10 Index.

Credit default swaps on corporate and sovereign issues – sell protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made) received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Goldman Sachs International	EUR	230,000	12/20/09	—	(3)	2.0000	%(4)	$—	$674	$674	2.068%
Goldman Sachs International	EUR	340,000	12/20/09	—	(5)	2.0000	(4)	—	(504)	(504)	3.071
Goldman Sachs International	USD	3,000,000	06/20/18	—	(6)	0.5140	(4)	—	(42,728)	(42,728)	N/A
Goldman Sachs International	USD	2,300,000	12/20/18	—	(7)	1.1425	(4)	—	(17,640)	(17,640)	1.283
Goldman Sachs International	USD	3,000,000	09/20/19	—	(8)	1.0000	(4)	(19,160)	89,553	70,393	0.647
								$(19,160)	$29,355	$10,195

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, due 03/26/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Austria 5.250% bond, due 01/14/11.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$60,666,107	$—	$60,666,107
Asset-backed securities	—	1,294,947	—	1,294,947
Collateralized debt obligations	—	—	746,411	746,411
Commercial mortgage-backed securities	—	637,791	—	637,791
Mortgage & agency debt securities	—	39,060,849	—	39,060,849
US government obligation	—	5,024,220	—	5,024,220
Non US-government obligations	—	30,182,534	—	30,182,534
Sovereign/supranational bonds	—	6,860,291	—	6,860,291
Short-term investment	—	4,240,846	—	4,240,846
Other financial instruments(1)	(1,235,002)	1,027,687	—	(207,315)
Total	$(1,235,002)	$148,995,272	$746,411	$148,506,681

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligations	Total
Assets
Beginning balance	$542,156	$542,156
Total gains or losses (realized/unrealized) included in earnings	204,255	204,255
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Ending balance	$746,411	$746,411

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$432,952	$432,952

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Beverages	1.32%
Commercial banks	9.76
Diversified financial services	4.15
Diversified telecommunication services	1.81
Electric utilities	0.25
Food & staples retailing	2.08
Food products	0.67
Media	1.68
Metals & mining	0.37
Oil, gas & consumable fuels	2.38
Personal products	0.75
Thrifts & mortgage finance	3.08
Tobacco	2.03
Total corporate bonds	30.33
Asset-backed securities	0.56
Collateralized debt obligations	0.80
Commercial mortgage-backed securities	1.54
Mortgage & agency debt securities	7.85
US government obligations	4.16
Non US-government obligations	46.23
Sovereign/supranational bond	1.65
Total bonds	93.12
Short-term investment	4.22
Total investments	97.34
Cash and other assets, less liabilities	2.66
Net assets	100.00%

UBS Global Bond Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount		Value
Bonds—93.12%
Corporate bonds—30.33%
Australia—0.59%
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14	$100,000		$118,018
Westpac Banking Corp.,
4.200%, due 02/27/15	70,000		71,147
Total Australia corporate bonds			189,165

France—2.06%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	150,000	227,834
France Telecom SA,
8.500%, due 03/01/31	$100,000		138,268
GE Capital FCC,
1.198%, due 12/14/09(1)	EUR	200,000	292,146
Total France corporate bonds			658,248

Germany—6.26%
Bayerische Landesbank,
3.750%, due 05/23/11	240,000		363,611
Dexia Kommunalbank Deutschland AG,
3.500%, due 04/15/11	250,000		375,686
Hypothekenbank in Essen AG,
4.000%, due 11/21/11	240,000		366,730
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	500,000	892,291
Total Germany corporate bonds			1,998,318

Italy—1.03%
Telecom Italia SpA,
1.599%, due 06/07/16(1)	EUR	50,000	66,732
8.250%, due 03/21/16	150,000		262,180
Total Italy corporate bonds			328,912

Jersey (Channel Islands)—0.52%
Travelers Insurance Company Institutional Funding Ltd.,
5.750%, due 12/06/11	GBP	100,000	165,452

Luxembourg—0.25%
Enel Finance International SA,
5.750%, due 09/14/40	50,000		80,017

Netherlands—0.25%
Rabobank Nederland NV,
4.000%, due 09/10/15	50,000		79,615

Norway—0.78%
StatoilHydro ASA,
5.250%, due 04/15/19	$230,000		248,631

Qatar—0.34%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(2)	100,000		109,186

Spain—1.02%
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	EUR	250,000	323,836

United Kingdom—3.33%
Barclays Bank PLC,
7.500%, due 12/15/10(1),(3)	75,000		101,520

United Kingdom—(concluded)
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	200,000		343,413
Nationwide Building Society,
0.982%, due 12/22/16(1)	200,000		240,038
WPP PLC,
6.625%, due 05/12/16	250,000		378,243
Total United Kingdom corporate bonds			1,063,214

United States—13.90%
Altria Group, Inc.,
9.250%, due 08/06/19	$250,000		305,489
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	50,000	72,987
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	$100,000		107,327
Avon Products, Inc.,
5.625%, due 03/01/14	220,000		239,207
Bank of America Corp.,
7.375%, due 05/15/14	200,000		222,533
BNP Paribas Capital Trust III,
6.625%, due 10/23/11(1),(3)	EUR	175,000	243,282
Citigroup, Inc.,
5.625%, due 08/27/12	$200,000		202,222
Comcast Cable Communications LLC,
6.750%, due 01/30/11	150,000		159,511
General Electric Capital Corp., MTN, Series A,
6.750%, due 03/15/32	110,000		112,301
HSBC Finance Corp.,
6.750%, due 05/15/11	350,000		368,901
JPMorgan Chase & Co.,
4.650%, due 06/01/14	300,000		312,896
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	175,000		165,024
Kraft Foods, Inc.,
5.625%, due 11/01/11	200,000		212,795
Kroger Co.,
8.050%, due 02/01/10	350,000		357,712
Miller Brewing Co.,
5.500%, due 08/15/13(2)	400,000		422,734
Morgan Stanley,
5.450%, due 01/09/17	250,000		250,349
ONEOK Partners LP,
8.625%, due 03/01/19	200,000		238,750
SanPaolo IMI Capital,
8.126%, due 11/10/10(1),(3)	EUR	100,000	137,555
Wal-Mart Stores, Inc.,
4.875%, due 01/19/39	GBP	200,000	307,705
Total United States corporate bonds			4,439,280
Total corporate bonds (cost $9,156,921)			9,683,874

Asset-backed securities—0.56%
United Kingdom—0.06%
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
1.827%, due 10/25/44(1)	$77,108		17,557

United States—0.50%
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
0.444%, due 11/07/11(1)		150,000	149,973
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.426%, due 09/25/36(1)		47,540	10,458
Total United States asset-backed securities			160,431
Total asset-backed securities (cost $283,967)			177,988

Collateralized debt obligations—0.80%
Cayman Islands—0.04%
Black Diamond CLO Ltd.,
Series 2005-2X, Class IN,
due 01/07/18(4),(5)		$100,000	5,000
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21(4),(5),(6)		100,000	9,000
Total Cayman Islands collateralized debt obligations			14,000

Ireland—0.16%
Valleriite CDO,
Series 2007-1A, Class A1EU,
2.057%, due 12/29/17(1),(4),(6)	EUR	160,000	50,597

Netherlands—0.33%
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24(4),(5),(6)		100,000	19,023
Series 2006-1A, Class C1,
2.218%, due 04/15/23(1),(4),(6)		250,000	85,240
Total Netherlands collateralized debt obligations			104,263

United States—0.27%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.559%, due 06/09/19(1),(4),(6)		$250,000	87,500
Total collateralized debt obligations (cost $1,116,630)			256,360

Commercial mortgage-backed securities—1.54%
United States—1.54%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41		69,126	70,859
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(1)		70,830	72,795
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(1)		25,000	25,079
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43		350,000	323,649
Total commercial mortgage-backed securities (cost $486,562)			492,382

Mortgage & agency debt securities—7.85%
United States—7.85%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04461, 5.000%, due 07/01/38	244,596		253,115
Federal National Mortgage Association Pools,†
#AA5244, 4.000%, due 05/01/39	74,510		73,873
#909356, 5.000%, due 02/01/37	261,142		270,333
#914467, 5.000%, due 04/01/37	220,176		227,789
#915829, 5.500%, due 03/01/37	245,537		257,328
#928197, 5.500%, due 03/01/37	226,152		237,012
#968197, 5.500%, due 01/01/38	234,201		245,448
#AC1466, 5.500%, due 08/01/39	234,672		245,794
#900568, 6.000%, due 09/01/36	137,912		145,937
#940642, 6.000%, due 08/01/37	224,779		237,648
#889579, 6.000%, due 05/01/38	227,984		241,036
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31	66,542		71,940
Total mortgage & agency debt securities (cost $2,393,341)			2,507,253

US government obligations—4.16%
US Treasury Bonds,
4.250%, due 05/15/39	540,000		558,647
6.250%, due 05/15/30	150,000		196,312
US Treasury Inflation Indexed Bonds (TIPS),
1.625%, due 01/15/18	500,000		519,115
US Treasury Notes,
1.750%, due 03/31/14	55,000		54,119
Total US government obligations (cost $1,299,275)			1,328,193

Non US-government obligations—46.23%
Germany—15.18%
Bundesobligation,
4.000%, due 10/11/13	EUR	445,000	696,637
Bundesrepublik Deutschland,
5.000%, due 07/04/11	600,000		935,590
4.250%, due 01/04/14	535,000		845,202
5.375%, due 01/04/10	1,300,000		1,925,735
Bundesschatzanweisungen,
4.000%, due 12/11/09	300,000		441,872
			4,845,036

Italy—6.58%
Buoni Poliennali Del Tesoro,
4.500%, due 02/01/18	EUR	155,000	240,508
5.000%, due 08/01/39	895,000		1,357,371
Republic of Italy,
4.500%, due 01/21/15	$90,000		95,338
4.750%, due 01/25/16	390,000		408,287
			2,101,504
Japan—17.51%
Government of Japan,
0.800%, due 03/20/13	JPY	62,950,000	710,947
1.300%, due 03/20/15	101,050,000		1,163,397
1.800%, due 06/20/17	73,000,000		863,634
1.900%, due 06/20/25	96,800,000		1,086,945
Government of Japan CPI Linked Bond,
1.200%, due 06/10/17	170,215,200		1,766,908
			5,591,831
Spain—5.85%
Government of Spain,
4.200%, due 07/30/13	EUR	550,000	858,992
6.000%, due 01/31/29	145,000		255,582
Instituto de Credito Oficial,
5.375%, due 07/02/12	$700,000		753,760
			1,868,334
United Kingdom—1.11%
UK Gilts,
5.000%, due 03/07/12	GBP	205,000	353,775
Total non US-government obligations (cost $13,493,881)			14,760,480

Sovereign/supranational bond—1.65%
European Investment Bank, MTN,
6.250%, due 04/15/14
(cost $589,533)	GBP	290,000	526,467
Total bonds (cost $28,820,110)			29,732,997

	Units
Short-term investment—4.22%
Investment company—4.22%
UBS Cash Management Prime Relationship Fund, 0.204%(7),(8)
(cost $1,348,140)	1,348,140	1,348,140
Total investments— 97.34% (cost $30,168,250)		31,081,137
Cash and other assets, less liabilities—2.66%		849,368
Net assets—100.00%		$31,930,505

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $30,168,250; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,166,835
Gross unrealized depreciation	(1,253,948)
Net unrealized appreciation of investments	$912,887

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $531,920 or 1.67% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At September 30, 2009, these securities amounted to $256,360 or 0.80% of net assets.
(5)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(6)

Security exempt from registration under Rule 144A of the securities Act of 1933. These securities, which represent 0.79% of net assets as of September 30, 2009, are considered illiquid and restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21	05/17/07	$100,000	0.31%	$9,000	0.03%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.559%, due 06/9/19	05/09/07	247,467	0.78	87,500	0.27
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24	05/18/07	98,000	0.31	19,023	0.06
Series 2006-1A, Class C1,
2.218%, due 04/15/23	12/21/06	245,895	0.77	85,240	0.27
Valleriite CDO,
Series 2007-1A, Class A1EU,
2.057%, due 12/29/17	06/12/07	160,000	0.50	50,597	0.16
		$851,362	2.67%	$251,360	0.79%

(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
GS	Goldman Sachs
MTN	Medium term note

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Canadian Dollar	180,000	USD	162,955	12/03/09	$(5,168)
Euro	315,000	GBP	277,378	12/03/09	(17,746)
Euro	1,635,000	USD	2,336,159	12/03/09	(56,407)
Great Britain Pound	820,000	USD	1,335,214	12/03/09	24,983
Japanese Yen	16,400,000	USD	177,253	12/03/09	(5,520)
United States Dollar	549,942	AUD	665,000	12/03/09	33,742
United States Dollar	911,539	CAD	995,000	12/03/09	17,808
United States Dollar	261,067	DKK	1,360,000	12/03/09	6,051
United States Dollar	296,804	JPY	27,900,000	12/03/09	14,132
United States Dollar	270,931	KRW	338,000,000	12/03/09	15,695
United States Dollar	1,015,275	SEK	7,190,000	12/03/09	16,508
Net unrealized appreciation on forward foreign currency contracts					$44,078

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	United States Dollar

Swap agreements

UBS Global Bond Fund has outstanding Credit default swap agreements with the following terms as of September 30, 2009:

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made) received	Value	Unrealized depreciation
Deutsche Bank AG	EUR	250,000	12/20/13	1.6000	%(2)	—	%(3)	$—	$(12,645)	$(12,645)
Deutsche Bank AG	EUR	250,000	12/20/13	0.9500	(2)	—	(4)	—	(3,846)	(3,846)
Goldman Sachs International	EUR	250,000	12/20/13	1.0500	(2)	—	(5)	—	(7,368)	(7,368)
								$—	$(23,859)	$(23,859)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Telecom 8.125% bond, due 05/29/12.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel NV 4.250% bond, due 06/14/11.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Henkel AG & Co KGaA 4.250% bond, due 06/10/13.

Currency type abbreviation:
EUR	Euro

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made) received	Value	Unrealized appreciation/ (depreciation)	Credit spread (2)
Goldman Sachs International	EUR	90,000	12/20/09	—	%(3)	2.0000	%(4)	$—	$264	$264	2.068%
Goldman Sachs International	EUR	90,000	12/20/09	—	(5)	2.0000	(4)	—	(133)	(133)	3.071
Goldman Sachs International	EUR	280,000	12/20/18	—	(6)	1.2600	(4)	—	17,047	17,047	0.738
JPMorgan Chase Bank	USD	700,000	12/20/18	—	(7)	0.4700	(4)	—	(13,045)	(13,045)	0.715
								$—	$4,133	$4,133

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, due 03/26/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$9,683,874	$—	$9,683,874
Asset-backed securities	—	177,988	—	177,988
Collateralized debt obligations	—	—	256,360	256,360
Commercial mortgage-backed securities	—	492,382	—	492,382
Mortgage & agency debt securities	—	2,507,253	—	2,507,253
US government obligations	—	1,328,193	—	1,328,193
Non US-government obligations	—	14,760,480	—	14,760,480
Sovereign/supranational bond	—	526,467	—	526,467
Short-term investment	—	1,348,140	—	1,348,140
Other financial instruments(1)	—	24,352	—	24,352
Total	$—	$30,849,129	$256,360	$31,105,489

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized
	debt obligations	Total
Assets
Beginning balance	$105,822	$105,822
Total gains or losses (realized/unrealized) included in earnings	150,538	150,538
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Ending balance	$256,360	$256,360

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$150,538	$150,538

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace/defense	1.91%
Airlines	0.18
Apparel/textiles	0.44
Auto loans	2.63
Auto parts & equipment	0.81
Automotive	0.58
Banking	5.73
Beverage	0.76
Brokerage	0.52
Building & construction	1.70
Building materials	1.41
Chemicals	1.01
Consumer/commercial lease financing	1.85
Consumer-products	0.91
Diversified capital goods	1.25
Electric-generation	5.82
Electric-integrated	0.62
Electronics	1.18
Energy - exploration & production	3.88
Environmental	0.28
Food - wholesale	0.91
Food & drug retailers	1.69
Forestry/paper	2.24
Gaming	7.46
Gas distribution	4.46
Health services	5.78
Hotels	0.33
Leisure	0.44
Machinery	0.48
Media - broadcast	1.42
Media - services	1.84
Media-cable	1.75
Metals/mining excluding steel	3.77
Mortgage banks & thrifts	0.57
Multi-line insurance	1.69
Non-food & drug retailers	3.86
Oil field equipment & services	0.87
Oil refining & marketing	0.67
Packaging	1.77
Pharmaceuticals	1.42
Printing & publishing	2.07
Property & casualty insurance	0.75
Real estate development & management	0.28
Real estate investment trusts (REITs)	0.58
Software/services	2.76
Steel producers/products	2.00
Support-services	2.68
Technology	0.38
Telecom - fixed line	0.43
Telecom - integrated/services	3.41
Telecom - wireless	4.24
Theaters & entertainment	0.31
Transportation excluding air/rail	0.85
Total corporate bonds	97.63
Asset-backed securities	0.22
Commercial mortgage-backed security	0.07
Total bonds	97.92
Preferred stock
Media - broadcast	0.00	(1)

Common stocks
Containers & packaging	0.00
Hotels, restaurants & leisure	0.00
Media-cable	0.04
Printing & publishing	0.00
Total common stocks	0.04
Warrants	0.00	(1)
Total investments	97.96
Cash and other assets, less liabilities	2.04
Net assets	100.00%

(1) Amount represents less than 0.005%.

UBS High Yield Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—97.92%
Corporate bonds—97.63%
Bermuda—1.60%
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	$952,000	$1,018,640
Petroplus Finance Ltd.,
6.750%, due 05/01/14(1)	175,000	163,844
7.000%, due 05/01/17(1)	300,000	273,000
Total Bermuda corporate bonds		1,455,484

Canada—2.36%
Bombardier, Inc.,
6.750%, due 05/01/12(1)	230,000	231,150
Novelis, Inc.,
7.250%, due 02/15/15	200,000	173,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	200,000	197,500
Teck Resources Ltd.,
10.250%, due 05/15/16	825,000	932,250
10.750%, due 05/15/19	525,000	610,313
Total Canada corporate bonds		2,144,213

Cayman Islands—0.20%
XL Capital Ltd.,
Series E,
6.500%, due 04/15/17(2),(3)	250,000	180,000

Ireland—0.14%
Elan Corp. PLC,
8.750%, due 10/15/16(1)	125,000	123,125

Liberia—0.34%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	230,000	214,475
7.000%, due 06/15/13	100,000	95,250
Total Liberia corporate bonds		309,725

Luxembourg—0.55%
Evraz Group SA,
9.500%, due 04/24/18(1)	200,000	191,250
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)	270,000	304,425
Total Luxembourg corporate bonds		495,675

Netherlands—0.22%
ING Groep NV,
5.775%, due 12/08/15(2),(3)	125,000	80,000
NXP BV,
7.875%, due 10/15/14	150,000	117,750
Total Netherlands corporate bonds		197,750

Russia—0.14%
Steel Capital SA,
9.750%, due 07/29/13(1)	125,000	125,156

United Kingdom—1.77%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	175,000	173,469
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	200,000	189,000
Hanson PLC,
6.125%, due 08/15/16	200,000	184,000
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	115,000	64,975
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	230,000	109,250
Lloyds Banking Group PLC,
6.267%, due 11/14/16(1),(2),(3)	650,000	370,500

United Kingdom—(concluded)
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	850,000	416,500
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	100,000	98,500
Total United Kingdom corporate bonds		1,606,194

United States—90.31%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1),(4)	665,000	638,400
ACCO Brands Corp.,
10.625%, due 03/15/15(1)	75,000	78,375
AES Corp.,
7.750%, due 03/01/14	50,000	50,375
8.000%, due 06/01/20	700,000	694,750
Affinion Group, Inc.,
10.125%, due 10/15/13	500,000	513,750
Ahern Rentals, Inc.,
9.250%, due 08/15/13	310,000	161,200
Airgas, Inc.,
7.125%, due 10/01/18(1)	150,000	154,688
AK Steel Corp.,
7.750%, due 06/15/12	100,000	100,375
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	140,000	137,200
AMC Entertainment, Inc.,
8.750%, due 06/01/19	275,000	283,938
American General Finance Corp., MTN,
4.875%, due 05/15/10	150,000	144,088
5.375%, due 10/01/12	75,000	57,967
5.625%, due 08/17/11	325,000	273,362
5.850%, due 06/01/13	520,000	393,671
6.900%, due 12/15/17	725,000	507,051
American International Group, Inc.,
6.250%, due 03/15/37	705,000	348,975
8.175%, due 05/15/58(2)	675,000	405,000
Ameristar Casinos, Inc.,
9.250%, due 06/01/14(1)	225,000	233,438
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	500,000	537,500
ARAMARK Corp.,
8.500%, due 02/01/15	310,000	312,713
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	100,000	103,000
Arch Western Finance LLC,
6.750%, due 07/01/13	490,000	482,038
ArvinMeritor, Inc.,
8.125%, due 09/15/15	125,000	108,750
Ashland, Inc.,
9.125%, due 06/01/17(1)	140,000	149,800
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	550,000	442,750
Avis Budget Car Rental LLC,
7.625%, due 05/15/14	75,000	67,500
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	360,000	379,800
12.750%, due 03/01/16	720,000	777,600

United States—(continued)
BAC Capital Trust XI,
6.625%, due 05/23/36	150,000	130,875
Baker & Taylor, Inc.,
11.500%, due 07/01/13(1)	400,000	159,000
Baldor Electric Co.,
8.625%, due 02/15/17	110,000	111,650
Ball Corp.,
7.125%, due 09/01/16	75,000	76,500
7.375%, due 09/01/19	125,000	126,875
BankAmerica Capital II,
8.000%, due 12/15/26	355,000	342,575
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	15,000	11,400
8.125%, due 06/15/16	150,000	114,000
8.375%, due 04/15/12	90,000	78,750
Belden, Inc.,
9.250%, due 06/15/19(1)	100,000	104,000
Biomet, Inc.,
11.125%, due 10/15/17(5)	650,000	690,625
11.625%, due 10/15/17	611,000	665,990
Bio-Rad Laboratories, Inc.,
8.000%, due 09/15/16(1)	140,000	145,250
Blockbuster, Inc.,
11.750%, due 10/01/14(1)	100,000	95,250
Boise Cascade LLC,
7.125%, due 10/15/14	100,000	79,500
Boyd Gaming Corp.,
7.750%, due 12/15/12	100,000	99,750
Brunswick Corp.,
11.250%, due 11/01/16(1)	80,000	87,200
Building Materials Corp of America,
7.750%, due 08/01/14	175,000	168,437
C10 Capital SPV Ltd.,
6.722%, due 12/31/16(1),(2),(3)	235,000	185,467
Cablevision Systems Corp.,
8.625%, due 09/15/17(1)	425,000	438,813
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	200,000	205,000
Carriage Services, Inc.,
7.875%, due 01/15/15	550,000	515,625
Case New Holland, Inc.,
7.750%, due 09/01/13(1)	175,000	174,125
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	800,000	856,000
Chesapeake Energy Corp.,
7.250%, due 12/15/18	950,000	897,750
Cincinnati Bell, Inc.,
7.250%, due 07/15/13	245,000	248,675
8.250%, due 10/15/17	200,000	197,124
Circus & Eldorado Joint Venture,
10.125%, due 03/01/12	500,000	435,000
CIT Group, Inc.,
4.250%, due 02/01/10	715,000	515,491
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	600,000	533,250

United States—(continued)
Clean Harbors, Inc.,
7.625%, due 08/15/16(1)	245,000	250,819
CMP Susquehanna Corp.,
due 05/15/14(1),(6)	50,000	23,000
Coleman Cable, Inc.,
9.875%, due 10/01/12	525,000	485,625
Community Health Systems, Inc.,
8.875%, due 07/15/15	400,000	410,000
Constellation Brands, Inc.,
Series B,
8.125%, due 01/15/12	230,000	230,000
8.375%, due 12/15/14	250,000	260,625
Corrections Corp of America,
7.750%, due 06/01/17	140,000	144,550
Cott Beverages USA, Inc.,
8.000%, due 12/15/11	200,000	198,750
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	150,000	154,875
Cricket Communications, Inc.,
7.750%, due 05/15/16(1)	300,000	304,500
10.000%, due 07/15/15	575,000	590,813
CSC Holdings, Inc.,
8.500%, due 04/15/14(1)	65,000	68,250
8.625%, due 02/15/19(1)	200,000	211,500
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	372,000	290,160
DaVita, Inc.,
7.250%, due 03/15/15	225,000	222,750
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	175,000	163,187
Deluxe Corp.,
5.000%, due 12/15/12	390,000	355,875
Denbury Resources, Inc.,
9.750%, due 03/01/16	300,000	318,750
Developers Diversified Realty Corp.,
5.375%, due 10/15/12	125,000	117,178
5.500%, due 05/01/15	220,000	190,435
DISH DBS Corp.,
6.625%, due 10/01/14	825,000	802,312
Dollar General Corp.,
11.875%, due 07/15/17(5)	350,000	393,750
Domtar Corp.,
7.875%, due 10/15/11	20,000	20,675
Dycom Investments, Inc.,
8.125%, due 10/15/15	175,000	159,250
Dynegy Holdings, Inc.,
7.750%, due 06/01/19	1,115,000	950,537
E*Trade Financial Corp.,
7.375%, due 09/15/13	150,000	135,750
12.500%, due 11/30/17(5)	305,000	338,550
Edison Mission Energy,
7.000%, due 05/15/17	930,000	776,550
El Paso Corp.,
MTN, 7.800%, due 08/01/31	640,000	586,956
GMTN, 8.250%, due 02/15/16	400,000	410,000
12.000%, due 12/12/13	330,000	376,200
Encore Acquisition Co.,
9.500%, due 05/01/16	175,000	184,625

United States—(continued)
Energy Future Holdings Corp.,
10.875%, due 11/01/17	400,000	302,000
Esterline Technologies Corp.,
6.625%, due 03/01/17	335,000	321,600
Exopack Holding, Inc.,
11.250%, due 02/01/14	495,000	488,813
Ferrell Gas Partners-LP,
6.750%, due 05/01/14(1)	711,000	676,339
9.125%, due 10/01/17(1)	310,000	319,300
Ferrell Gas Partners-LP,
8.750%, due 06/15/12	600,000	606,000
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	1,355,000	1,439,688
First Data Corp.,
9.875%, due 09/24/15	1,470,000	1,355,412
Ford Motor Credit Co. LLC,
7.250%, due 10/25/11	725,000	704,127
8.000%, due 12/15/16	140,000	129,887
9.750%, due 09/15/10	375,000	383,208
9.875%, due 08/10/11	1,150,000	1,166,327
12.000%, due 05/15/15	375,000	413,222
Forest Oil Corp.,
8.500%, due 02/15/14(1)	140,000	141,050
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	225,000	238,500
Freeport-McMoRan Copper & Gold, Inc.,
8.250%, due 04/01/15	300,000	319,125
8.375%, due 04/01/17	435,000	462,731
Freescale Semiconductor, Inc.,
10.125%, due 12/15/16	325,000	216,125
Frontier Communications Corp.,
9.000%, due 08/15/31	805,000	788,900
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	90,000	57,600
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	375,000	389,062
8.875%, due 05/15/31	145,000	146,450
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	200,000	136,000
GMAC, Inc.,
6.750%, due 12/01/14	200,000	168,502
6.875%, due 09/15/11	200,000	188,218
7.250%, due 03/02/11	1,225,000	1,177,295
7.250%, due 03/02/11(1)	598,000	575,575
8.000%, due 11/01/31	610,000	487,671
8.000%, due 11/01/31(1)	360,000	289,800
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	335,000	363,475
Graham Packaging Co. LP,
9.875%, due 10/15/14	775,000	796,312
Graphic Packaging International, Inc.,
9.500%, due 08/15/13	185,000	190,550
Great Atlantic & Pacific Tea Co.,
11.375%, due 08/01/15(1)	300,000	303,750
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	725,000	710,500

United States—(continued)
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	1,025,000	917,375
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18(1)	600,000	477,000
Harrahs Operating Escrow LLC,
11.250%, due 06/01/17(1)	680,000	698,700
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	310,000	275,900
HCA, Inc.,
7.875%, due 02/15/20(1)	100,000	100,375
9.125%, due 11/15/14	900,000	929,250
9.625%, due 11/15/16(5)	4	4
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	625,000	625,000
Hertz Corp.,
10.500%, due 01/01/16	275,000	286,000
Host Hotels & Resorts LP,
9.000%, due 05/15/17(1)	285,000	302,100
Huntsman International LLC,
5.500%, due 06/30/16(1)	150,000	127,500
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	100,000	50,500
Inergy LP,
8.250%, due 03/01/16	325,000	326,625
8.750%, due 03/01/15(1)	290,000	297,975
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	115,000	77,050
Ingles Markets, Inc.,
8.875%, due 05/15/17	430,000	440,750
Interface, Inc.,
11.375%, due 11/01/13(1)	185,000	200,725
Iron Mountain, Inc.,
8.375%, due 08/15/21	425,000	437,750
iStar Financial, Inc.,
6.000%, due 12/15/10	300,000	222,000
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	152,250
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	700,000	637,875
JC Penney Corp., Inc.,
7.125%, due 11/15/23	150,000	138,000
K Hovnanian Enterprises, Inc.,
6.500%, due 01/15/14	150,000	117,000
11.500%, due 05/01/13	150,000	158,250
KB Home,
5.750%, due 02/01/14	75,000	72,000
5.875%, due 01/15/15	150,000	141,375
6.250%, due 06/15/15	150,000	143,250
Key Energy Services, Inc.,
8.375%, due 12/01/14	175,000	166,250
L-3 Communications Corp.,
5.875%, due 01/15/15	535,000	532,325
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	200,000	174,000
Lennar Corp.,
Series B,
5.125%, due 10/01/10	150,000	149,625

United States—(continued)
Levi Strauss & Co.,
9.750%, due 01/15/15	300,000	312,000
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	100,000	76,000
10.750%, due 06/15/58(1),(2)	445,000	422,750
LIN Television Corp.,
Series B,
6.500%, due 05/15/13	800,000	700,000
Ltd. Brands, Inc.,
7.600%, due 07/15/37	100,000	83,163
8.500%, due 06/15/19(1)	155,000	162,150
Macy’s Retail Holdings, Inc.,
5.350%, due 03/15/12	375,000	365,019
5.900%, due 12/01/16	650,000	595,525
6.375%, due 03/15/37	225,000	177,265
Massey Energy Co.,
6.875%, due 12/15/13	250,000	241,250
Mediacom LLC,
9.125%, due 08/15/19(1)	75,000	77,062
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	93,000
7.000%, due 05/01/14	40,000	37,500
MetLife Capital Trust X,
9.250%, due 04/08/38(1),(2)	155,000	161,200
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14	570,000	582,825
MGM Mirage, Inc.,
10.375%, due 05/15/14(1)	150,000	160,125
11.125%, due 11/15/17(1)	410,000	447,925
13.000%, due 11/15/13(1)	100,000	114,500
Michaels Stores, Inc.,
11.375%, due 11/01/16	140,000	130,900
Mirant Americas Generation LLC,
9.125%, due 05/01/31	1,100,000	918,500
Mirant North America LLC,
7.375%, due 12/31/13	275,000	273,625
Mobile Mini, Inc.,
9.750%, due 08/01/14	160,000	162,800
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	70,000	54,250
10.125%, due 12/01/14(5)	19,194	13,916
12.500%, due 06/15/14(1)	80,000	82,800
Nalco Co.,
8.875%, due 11/15/13	215,000	220,912
NB Capital Trust II,
7.830%, due 12/15/26	300,000	286,500
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(5)	235,711	201,533
10.375%, due 10/15/15	115,000	98,325
Newfield Exploration Co.,
7.125%, due 05/15/18	597,000	595,507
NewPage Corp.,
11.375%, due 12/31/14(1)	240,000	235,800
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(5)	625	312
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	375,000	347,812
Series D,
7.375%, due 08/01/15	390,000	350,025

United States—(continued)
Nielsen Finance LLC,
due 08/01/16(4)	450,000	354,375
11.625%, due 02/01/14	140,000	147,700
North American Energy Alliance LLC,
10.875%, due 06/01/16(1)	200,000	206,000
NRG Energy, Inc.,
7.375%, due 02/01/16	100,000	96,750
7.375%, due 01/15/17	375,000	362,812
8.500%, due 06/15/19	100,000	100,125
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	120,000	121,800
Peninsula Gaming LLC,
8.375%, due 08/15/15(1)	100,000	100,000
10.750%, due 08/15/17(1)	125,000	125,625
PetroHawk Energy Corp.,
7.875%, due 06/01/15	200,000	197,000
10.500%, due 08/01/14(1)	370,000	397,750
Pinnacle Entertainment, Inc.,
8.625%, due 08/01/17(1)	100,000	100,500
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	155,000	158,294
Plains Exploration & Production Co.,
7.625%, due 06/01/18	463,000	453,740
10.000%, due 03/01/16	305,000	328,637
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	100,000	88,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	653,000	679,120
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14(1)	150,000	152,250
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	93,437
QVC, Inc.,
7.500%, due 10/01/19(1)	200,000	200,250
Qwest Communications International, Inc.,
7.500%, due 02/15/14	50,000	49,375
Series B,
7.500%, due 02/15/14	400,000	395,000
RBS Global, Inc.,
9.500%, due 08/01/14	150,000	145,500
Realogy Corp.,
10.500%, due 04/15/14	245,000	177,625
12.375%, due 04/15/15	125,000	69,062
Residential Capital LLC,
8.375%, due 06/30/10	85,000	63,325
9.625%, due 05/15/15	250,000	191,250
RITE AID Corp.,
9.500%, due 06/15/17	225,000	182,250
10.375%, due 07/15/16	300,000	296,250
River Rock Entertainment Authority,
9.750%, due 11/01/11	220,000	202,400
RRI Energy, Inc.,
6.750%, due 12/15/14	227,000	233,242
Sally Holdings LLC,
10.500%, due 11/15/16	125,000	130,312

United States—(continued)
Sanmina-SCI Corp.,
8.125%, due 03/01/16	750,000	701,250
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	100,000	110,250
Sheridan Group, Inc.,
10.250%, due 08/15/11	700,000	588,000
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	150,000	108,000
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	270,000	238,950
Smithfield Foods, Inc.,
7.000%, due 08/01/11	100,000	96,000
10.000%, due 07/15/14(1)	190,000	199,500
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17(1)	115,000	114,425
Sprint Capital Corp.,
8.375%, due 03/15/12	750,000	774,375
8.750%, due 03/15/32	335,000	316,575
SPX Corp.,
7.625%, due 12/15/14	400,000	403,000
Standard Pacific Corp.,
9.250%, due 04/15/12	70,000	65,100
Standard Pacific Escrow LLC,
10.750%, due 09/15/16(1)	115,000	113,275
Sungard Data Systems, Inc.,
10.250%, due 08/15/15	865,000	882,300
SUPERVALU, Inc.,
8.000%, due 05/01/16	300,000	310,500
Tenneco, Inc.,
Series B,
10.250%, due 07/15/13	85,000	88,400
Terremark Worldwide, Inc.,
12.000%, due 06/15/17(1)	170,000	185,300
Tesoro Corp.,
9.750%, due 06/01/19	75,000	78,000
Texas Competitive Electric Holdings Co. LLC,
Series A,
10.250%, due 11/01/15	910,000	655,200
Texas Industries, Inc.,
7.250%, due 07/15/13	165,000	158,400
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	225,000	255,184
TransDigm, Inc.,
7.750%, due 07/15/14(1)	75,000	74,250
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	155,000	141,050
Tube City IMS Corp.,
9.750%, due 02/01/15	1,725,000	1,397,250
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	600,000	540,000
Tyson Foods, Inc.,
10.500%, due 03/01/14	175,000	198,188
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(5)	421,000	324,170
Unisys Corp.,
12.750%, due 10/15/14(1)	300,000	318,000
United Rentals North America, Inc.,
7.750%, due 11/15/13	475,000	427,500

United States—(concluded)
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(5)	130,000	127,400
US Concrete, Inc.,
8.375%, due 04/01/14	460,000	299,000
US Oncology, Inc.,
9.125%, due 08/15/17(1)	200,000	210,500
Vanguard Health Holding Co. II LLC,
9.000%, due 10/01/14	530,000	540,600
Verso Paper Holdings LLC,
Series B,
9.125%, due 08/01/14	70,000	51,800
11.500%, due 07/01/14(1)	60,000	61,500
Vertis, Inc.,
13.500%, due 04/01/14(5),(7)	178,482	14,279
West Corp.,
11.000%, due 10/15/16	300,000	297,750
Western Refining, Inc.,
11.250%, due 06/15/17(1)	100,000	94,500
Wind Acquisition Finance SA,
10.750%, due 12/01/15(1)	250,000	275,000
Windstream Corp.,
8.625%, due 08/01/16	425,000	434,563
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	460,000	485,300
Yankee Acquisition Corp.,
Series B,
8.500%, due 02/15/15	290,000	272,600
9.750%, due 02/15/17	245,000	224,788
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	150,000	156,000
Zions Bancorp.,
5.500%, due 11/16/15	200,000	153,651
Total United States corporate bonds		81,926,846
Total corporate bonds (cost $82,325,599)		88,564,168

Asset-backed securities—0.22%
United States—0.22%
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(2)	45,711	44,691
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.474%, due 01/09/12(2)	100,000	98,996
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(2)	56,088	53,633
Total asset-backed securities (cost $191,996)		197,320

Commercial mortgage-backed security—0.07%
United States—0.07%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class C,
5.999%, due 08/10/45(2)
(cost $45,000)	250,000	67,877
Total bonds (cost $82,562,595)		88,829,365

	Shares
Common stocks—0.04%
United States—0.04%
Hotels, restaurants & leisure—0.00%
American Restaurant Group, Inc.*(6),(7)	972	0
Media-cable—0.04%
Knology, Inc.*	3,926	38,278
Printing & publishing—0.00%
Vertis Holdings, Inc.*(6),(7)	8,952	0
Total common stocks (cost $0)		38,278

Preferred stock—0.00%(8)
United States—0.00%(8)
Media - broadcast—0.00%(8)
CMP Susquehanna Radio Holdings Corp.,
Series A*(2),(3),(6),(7),(9)
(cost $135)	11,661	117

	Number of warrants
Warrants—0.00%(8)
CNB Capital Trust I, strike @ $0.01, expires 03/26/19*(6),(7)	13,325	133
Pliant Corp., strike @ $0.01, expires 06/01/10*(6),(7)	1	0
Sabreliner Corp., strike @ $0.00, expires 06/08/18*(6)	8,400	0
Total warrants (cost $153,135)		133
Total investments—97.96% (cost $82,715,865)		88,867,893
Cash and other assets, less liabilities—2.04%		1,849,215
Net assets—100.00%		$90,717,108

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $82,715,865; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,044,060
Gross unrealized depreciation	(2,892,032)
Net unrealized appreciation of investments	$6,152,028

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $22,495,019 or 24.80% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(5)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2009, the value of these securities amounted to $23,250 or 0.03% of net assets.
(7)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $14,529 or 0.02% of net assets.
(8)	Amount represents less than 0.005%.
(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2009, are considered illiquid and restricted. (See restricted securities table below for more information.)

Restricted security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets		09/30/09 Market value	09/30/09 Market value as a percentage of net assets
CMP Susquehanna Radio Holdings Corp.,
Series A,	03/30/09	$135	0.00	%(a)	$117	0.00	%(a)

(a) Amount represents less than 0.005%.

GMAC	General Motors Acceptance Corp.
GMTN	Global medium term note
GS	Goldman Sachs
MTN	Medium term note
Yankee	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$88,526,889	$37,279	$88,564,168
Asset-backed securities	—	197,320	—	197,320
Commercial mortgage-backed security	—	67,877	—	67,877
Common stocks	38,278	—	—	38,278
Preferred stock	—	—	117	117
Warrants	—	—	133	133
Total	$38,278	$88,792,086	$37,529	$88,867,893

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Warrant	Common stocks	Preferred stock	Total
Assets
Beginning balance	$23,892	$133	$—	$117	$24,142
Total gains or losses (realized/unrealized) included in earnings	13,387	—	—	—	13,387
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance	$37,279	$133	$—	$117	$37,529

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$52,789	$—	$—	$—	$52,789

UBS U.S. Bond Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2009

Bonds
Corporate bonds
Aerospace & defense	0.22%
Agriculture	0.17
Capital markets	0.91
Chemicals	0.11
Commercial banks	0.70
Commercial services & supplies	0.28
Consumer finance	0.10
Diversified financial services	2.32
Diversified telecommunication services	0.19
Electric utilities	1.21
Electronic equipment, instruments & components	0.20
Food & staples retailing	0.60
Food products	0.11
Health services	0.25
Insurance	1.06
Media	0.63
Metals & mining	0.33
Non-food & drug retailers	0.23
Oil, gas & consumable fuels	1.45
Pharmaceuticals	0.11
Real estate investment trusts (REITs)	0.06
Road & rail	0.06
Software	0.16
Wireless telecommunication services	0.08
Total corporate bonds	11.54
Asset-backed securities	6.36
Commercial mortgage-backed securities	11.35
Mortgage & agency debt securities	41.00
Municipal bond	0.06
US government obligations	16.07
Total bonds	86.38
Investment companies
UBS Corporate Bond Relationship Fund	10.81
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	1.42
Total investment companies	12.23
Short-term investment	0.25
Investment of cash collateral from securities loaned	0.26
Total investments	99.12
Cash and other assets, less liabilities	0.88
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Bond Fund — Portfolio of investments

September 30, 2009 (unaudited)

Security description	Face amount	Value
Bonds—86.38%
Corporate bonds—11.54%
Canada—0.25%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	$20,000	$22,128
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	135,000	137,937
Total Canada corporate bonds		160,065

France—0.08%
France Telecom SA,
4.375%, due 07/08/14	50,000	52,414

Ireland—0.13%
Iberdrola Finance Ireland Ltd.,
3.800%, due 09/11/14(1)	80,000	81,114

Luxembourg—0.16%
Enel Finance International SA,
3.875%, due 10/07/14(1)	100,000	99,730

Qatar—0.11%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(1)	65,000	70,971

Sweden—0.25%
Svenska Handelsbanken AB,
2.875%, due 09/14/12(1)	160,000	160,402

United Kingdom—0.45%
Anglo American Capital PLC,
9.375%, due 04/08/19(1)	100,000	121,500
Barclays Bank PLC,
6.750%, due 05/22/19	100,000	111,843
Vodafone Group PLC,
5.450%, due 06/10/19	50,000	52,061
Total United Kingdom corporate bonds		285,404

United States—10.11%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	60,000	63,371
Allstate Corp.,
7.450%, due 05/16/19	55,000	65,554
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	75,000	77,437
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	150,000	161,250
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	90,000	92,700
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	65,000	67,400
Bank of America Corp.,
7.625%, due 06/01/19	225,000	253,528
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	35,000	40,138
Capital One Financial Corp.,
7.375%, due 05/23/14	55,000	61,381
CenterPoint Energy Resources Corp., MTN,
6.000%, due 05/15/18	115,000	119,622
Chesapeake Energy Corp.,
9.500%, due 02/15/15	125,000	131,562
Citigroup, Inc.,
6.125%, due 05/15/18	285,000	280,623
8.125%, due 07/15/39	60,000	67,164
CVS Caremark Corp.,
6.125%, due 09/15/39	160,000	162,756
CVS Pass-Through Trust,
6.036%, due 12/10/28	70,097	67,570
DirecTV Holdings LLC,
7.625%, due 05/15/16	95,000	101,650

United States—(continued)
Dominion Resources, Inc.,
5.200%, due 08/15/19	85,000	88,257
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	85,000	79,569
Express Scripts, Inc.,
6.250%, due 06/15/14	65,000	71,431
Ferrell Gas Partners-LP,
8.750%, due 06/15/12	150,000	151,500
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15(1)	165,000	169,541
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	75,000	79,500
GMAC, Inc.,
7.250%, due 03/02/11(1),(2)	150,000	144,375
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	260,000	273,497
Inergy LP,
8.750%, due 03/01/15(1)	125,000	128,438
Jabil Circuit, Inc.,
8.250%, due 03/15/18	125,000	126,875
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	70,845
JPMorgan Chase & Co.,
6.300%, due 04/23/19	595,000	649,578
Kellogg Co.,
4.450%, due 05/30/16	70,000	73,212
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	50,000	61,277
Microsoft Corp.,
5.200%, due 06/01/39	35,000	35,800
Morgan Stanley, MTN,
5.625%, due 09/23/19	100,000	98,330
6.625%, due 04/01/18	200,000	211,484
Mosaic Co.,
7.375%, due 12/01/14(1)	65,000	68,993
News America, Inc.,
6.200%, due 12/15/34	35,000	34,436
6.900%, due 08/15/39(1)	60,000	63,875
Nisource Finance Corp.,
10.750%, due 03/15/16	135,000	158,720
Norfolk Southern Corp.,
5.900%, due 06/15/19	35,000	38,911
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	55,000	69,902
NRG Energy, Inc.,
7.375%, due 02/01/16	100,000	96,750
Oncor Electric Delivery Co.,
6.800%, due 09/01/18	50,000	57,531
Oneok, Inc.,
6.000%, due 06/15/35	60,000	59,228
Oracle Corp.,
6.125%, due 07/08/39	55,000	61,930
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	30,000	33,372
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	150,000	171,997

United States—(concluded)
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	100,000	98,875
Principal Financial Group, Inc.,
8.875%, due 05/15/19	105,000	125,807
Prudential Financial, Inc., MTN,
3.625%, due 09/17/12	160,000	160,987
5.400%, due 06/13/35	105,000	87,583
Reynolds American, Inc.,
6.750%, due 06/15/17	35,000	36,385
7.625%, due 06/01/16	65,000	69,551
Safeway, Inc.,
5.000%, due 08/15/19	150,000	153,388
Simon Property Group LP,
5.375%, due 06/01/11	35,000	36,067
Time Warner Cable, Inc.,
6.550%, due 05/01/37	65,000	69,066
Wachovia Corp., MTN,
5.750%, due 02/01/18	165,000	174,629
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	125,000	131,875
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15(2)	75,000	70,500
Total United States corporate bonds		6,457,573

Total corporate bonds (cost $6,995,016)		7,367,673

Asset-backed securities—6.36%
United States—6.36%
American Express Credit Account Master Trust,
Series 2006-1, Class C,
0.523%, due 12/15/13(1),(3)	325,000	311,861
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(3)	99,317	83,308
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.306%, due 11/25/36(3)	81,033	79,225
Capital One Multi-Asset Execution Trust,
Series 2003-B5, Class B5,
4.790%, due 08/15/13	150,000	153,340
Series 2008-A3, Class A3,
5.050%, due 02/15/16	325,000	350,556
Chase Issuance Trust,
Series 2005-C2, Class C2,
0.683%, due 01/15/15(3)	225,000	211,447
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.474%, due 01/09/12(3)	175,000	173,243
Series 2004-C1, Class C1,
0.893%, due 07/15/13(3)	225,000	214,618
Conseco Finance,
Series 2001-D, Class M2,
1.993%, due 11/15/32(3)	465,340	79,120
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(3)	59,594	56,985
Series 2004-SD1, Class A1,
0.586%, due 06/25/33(1),(3)	66,838	48,019
GSAMP Trust,
Series 2006-S3, Class A1,
6.085%, due 05/25/36(4)	630,492	44,682

United States—(concluded)
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.463%, due 07/15/15(3)	300,000	275,420
Series 2004-B1, Class B1,
4.450%, due 08/15/16	600,000	581,916
Series 2002-C1, Class C1,
6.800%, due 07/15/14	550,000	574,200
MBNA Master Credit Card Trust,
Series 2001-C, Class C,
7.100%, due 09/15/13(1)	400,000	413,128
Series 2001-B, Class C,
7.250%, due 08/15/13(1)	100,000	103,354
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.346%, due 10/25/27(3)	37,746	36,070
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.426%, due 09/25/36(3)	66,556	14,641
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.286%, due 09/25/36(3)	34,009	33,414
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37(4)	81,657	80,929
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.346%, due 08/25/46(3)	40,508	39,151
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1,
0.316%, due 04/25/30(3)	12,590	12,529
Structured Asset Investment Loan Trust,
Series 2005-7, Class A4,
0.436%, due 08/25/35(3)	17,556	17,378
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
0.546%, due 12/25/35(1),(3)	307,989	75,288
Total asset-backed securities (cost $5,037,985)		4,063,822

Commercial mortgage-backed securities—11.35%
United States—11.35%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45	400,000	399,847
Series 2006-6, Class A4,
5.356%, due 10/10/45	625,000	532,025
Series 2007-3, Class A2,
5.837%, due 06/10/49(3)	450,000	449,630
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW12, Class A4,
5.719%, due 09/11/38(3)	300,000	291,251
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.700%, due 12/10/49(3)	970,000	692,639

United States—(concluded)
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4,
5.545%, due 01/15/46(3)	300,000	279,465
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	325,000	326,355
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	600,000	531,728
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.379%, due 03/21/46(3),(5),(6)	486,097	145,829
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	190,000	189,127
Series 2006-GG6, Class A2,
5.506%, due 04/10/38(3)	200,000	201,382
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(3)	350,000	351,099
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(3)	1,515,000	1,252,098
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	650,000	601,063
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(3)	300,000	85,448
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4,
5.418%, due 01/15/45(3)	400,000	364,161
Series 2006-C23, Class AM,
5.466%, due 01/15/45(3)	475,000	351,422
Series 2006-C27, Class A2,
5.624%, due 07/15/45	200,000	200,776
Total commercial mortgage-backed securities (cost $6,999,785)		7,245,345

Mortgage & agency debt securities—41.00%
United States—41.00%
Federal Home Loan Bank,
1.750%, due 08/22/12	1,115,000	1,118,453
Federal Home Loan Mortgage Corp. Gold Pools,†
#G08353, 4.500%, due 07/01/39	323,612	327,826
#G08307, 5.000%, due 11/01/38	1,611,690	1,667,823
#G05249, 5.000%, due 01/01/39	1,239,268	1,282,431
#G04121, 5.500%, due 04/01/38	1,147,150	1,202,416
#G04458, 5.500%, due 06/01/38	688,497	721,628
#G04567, 5.500%, due 07/01/38	720,477	755,147

United States—(continued)
#C63008, 6.000%, due 01/01/32	453,762	483,710
#G01717, 6.500%, due 11/01/29	205,193	221,265
#G01449, 7.000%, due 07/01/32	475,222	522,789
Federal National Mortgage Association,†
1.875%, due 04/20/12	1,280,000	1,297,299
2.875%, due 12/11/13	325,000	331,135
3.000%, due 09/16/14	850,000	864,031
5.000%, TBA	590,000	609,359
5.250%, due 08/01/12	165,000	176,341
5.500%, TBA	3,175,000	3,320,853
Federal National Mortgage Association Pools,†
#AA9550, 4.500%, due 08/01/24	895,797	928,925
#AA0837, 4.500%, due 01/01/39	669,265	678,883
#AA0460, 5.000%, due 02/01/39	1,496,691	1,548,351
#576764, 5.500%, due 09/01/24	147,822	156,242
#688066, 5.500%, due 03/01/33	349,751	370,190
#688314, 5.500%, due 03/01/33	396,997	420,176
#802481, 5.500%, due 11/01/34	672,403	712,145
#888016, 5.500%, due 05/01/36	1,287,501	1,352,145
#545015, 6.000%, due 06/01/16	703,976	756,280
#408267, 6.000%, due 03/01/28	37,112	39,943
#323715, 6.000%, due 05/01/29	38,509	41,111
#522564, 6.000%, due 07/01/29	136,348	145,117
#676733, 6.000%, due 01/01/33	292,578	314,347
#708631, 6.000%, due 06/01/33	59,888	64,475
#948631, 6.000%, due 08/01/37	1,738,980	1,838,536
#988988, 6.000%, due 09/01/38	174,076	183,896
#831730, 6.500%, due 09/01/36	494,993	530,205
#253824, 7.000%, due 03/01/31	11,470	12,666
#619809, 7.000%, due 11/01/31	56,339	62,210
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	1,727	1,950
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.516%, due 02/25/35(3)	49,896	33,850

United States—(concluded)
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	716,365	728,453
#2687, 6.000%, due 12/20/28	47,681	51,011
#2794, 6.000%, due 08/20/29	164,310	175,795
#780204, 7.000%, due 07/15/25	4,201	4,624
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
4.486%, due 12/25/34(3)	652,675	81,585
Residential Funding Mortgage Securities I,
Series 2006-S6, Class M2,
6.000%, due 07/25/36	1,270,834	8,394
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3B2,
5.868%, due 02/25/37(3)	1,098,605	42,964
Total mortgage & agency debt securities (cost $26,329,813)		26,186,975

Municipal bond—0.06%
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40
(cost $34,995)	30,000	37,115

US government obligations—16.07%
US Treasury Bonds,
4.250%, due 05/15/39	275,000	284,496
US Treasury Notes,
1.000%, due 09/30/11	4,195,000	4,198,276
2.375%, due 08/31/14	2,725,000	2,735,219
3.625%, due 08/15/19(2)	2,970,000	3,048,426
Total US government obligations (cost $10,219,184)		10,266,417
Total bonds (cost $55,616,778)		55,167,347

	Units
Investment companies—12.23%
UBS Corporate Bond Relationship Fund*(7)	539,558	6,900,566
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(7)	76,901	909,319
Total investment companies (cost $6,628,861)		7,809,885

Short-term investment—0.25%
Investment company—0.25%
UBS Cash Management Prime Relationship Fund, 0.204%(7),(8)
(cost $159,690)	159,690	159,690

	Shares
Investment of cash collateral from securities loaned—0.26%
UBS Private Money Market Fund LLC, 0.180%(7),(8)	169,210	169,210
(cost $169,210)
Total investments—99.12% (cost $62,574,539)		63,306,132
Cash and other assets, less liabilities—0.88%		564,704
Net assets—100.00%		$63,870,836

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $62,574,539; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,301,939
Gross unrealized depreciation	(2,570,346)
Net unrealized appreciation of investments	$731,593

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $3,044,094 or 4.77% of net assets.

(2)	Security, or portion thereof, was on loan at September 30, 2009.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2009.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. At September 30, 2009, the value of these securities amounted to $145,829 or 0.23% of net assets.
(6)

Security exempt from registration under Rule 144A of the securities Act of 1933. This security, which represents 0.23% of net assets as of September 30, 2009, is considered illiquid and restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/09 Market value	09/30/09 Market value as a percentage of net assets
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.379%, due 03/21/46	07/19/07	$464,944	0.73%	$145,829	0.23%

(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2009.

ABS	Asset-backed securities
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MTN	Medium term note
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

REITs	Real estate investment trusts
Yankee	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of September 30, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
US Long Bond, 10 contracts (USD)	December 2009	$1,215,954	$1,213,750	$(2,204)
10 Year US Treasury Notes, 99 contracts (USD)	December 2009	11,538,299	11,714,484	176,185

US treasury futures sell contracts:
5 Year US Treasury Notes, 167 contracts (USD)	December 2009	(19,180,552)	(19,387,656)	(207,104)
Net unrealized depreciation on futures contracts				$(33,123)

Currency type abbreviation:
USD	United States Dollar

Swap agreements

UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	17,100,000	02/28/14	—	%(1)	2.9050	%(2)	$—	$204,681	$204,681
Citigroup Global Markets Ltd.	USD	10,600,000	08/15/16	4.3400	(2)	0.4400	(3)	304,316	(903,513)	(599,197)
Credit Suisse	USD	34,900,000	01/13/10	0.5100	(3)	0.6138	(4)	—	39,940	39,940
Deutsche Bank AG	USD	34,900,000	01/13/19	0.2525	(4)	0.5100	(3)	—	82,680	82,680
Merrill Lynch International	USD	37,300,000	01/13/10	0.5100	(3)	0.6138	(4)	—	42,687	42,687
Merrill Lynch International	USD	37,300,000	01/13/19	0.2538	(4)	0.5100	(3)	—	84,394	84,394
								$304,316	$(449,131)	$(144,815)

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of September 30, 2009.
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 3 month LIBOR (USD BBA).
(4)	Rate based on 1 month LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments:

Measurements at 09/30/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$7,367,673	$—	$7,367,673
Asset-backed securities	—	4,063,822	—	4,063,822
Commercial mortgage-backed securities	—	7,099,516	145,829	7,245,345
Mortgage & agency debt securities	—	26,186,975	—	26,186,975
Municipal bond	—	37,115	—	37,115
US government obligations	—	10,266,417	—	10,266,417
Investment companies	—	7,809,885	—	7,809,885
Short-term investment	—	159,690	—	159,690
Investment of cash collateral from securities loaned	—	169,210	—	169,210
Other financial instruments(1)	(33,123)	(144,815)	—	(177,938)
Total	$(33,123)	$63,015,488	$145,829	$63,128,194

(1)	Other financial instruments may include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Commercial mortgage- backed security	Total
Assets
Beginning balance	$72,944	$72,944
Total gains or losses (realized/unrealized) included in earnings	73,083	73,083
Purchases, sales, issuances, and settlements (net)	(198)	(198)
Transfers in and/or out of Level 3	—	—
Ending balance	$145,829	$145,829

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/09.	$73,074	$73,074

The UBS Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments.

These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s portfolio of investments.

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed under the section “Credit default swaps on credit indices—sell protection” and “Credit default swaps on corporate and sovereign issues — sell protection” in the Portfolios of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swaps agreements are subject to general market risk,  liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investments or instruments.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities and indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk (specifically interest rate risk) of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Short sales

UBS Dynamic Alpha Fund (“Dynamic Alpha”) and UBS U.S. Equity Alpha Fund (“Equity Alpha”) Enter into short sales whereby they sell a security they generally do not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Dynamic Alpha or Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Dynamic Alpha and Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Dynamic Alpha and Equity Alpha are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Dynamic Alpha and Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Dynamic Alpha and Equity Alpha are charged a securities loan fee in connection with short sale transactions.

The UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. There were no short positions, as of September 30, 2009, for any of these funds.

5. Transaction with affiliates

The Funds may invest in units of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended September 30, 2009 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/09	% of net assets
UBS Opportunistic Emerging Markets Debt Relationship Fund	$18,034,797.00	$—	$—	$—	$2,083,384	$20,118,181	3.02%
UBS U.S. Equity Alpha Relationship Fund	71,305,087	—	—	—	14,127,096	85,432,183	12.81
UBS Global Aggregate Bond Relationship Fund	—	35,000,000	—	—	(26,600)	34,973,400	5.25
	$89,339,884	$35,000,000	$—	$—	$16,183,880	$140,523,764	21.08%

UBS Global Allocation Fund
Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/09	% of net assets
UBS Corporate Bond Relationship Fund	$88,036,816	$—	$—	$—	$6,502,026	$94,538,842	5.11%
UBS Emerging Markets Equity Relationship Fund	105,347,347	—	16,000,000	4,532,819	18,960,398	112,840,564	6.10
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	257,485,609	—	20,000,000	3,233,011	34,849,729	275,568,349	14.90
UBS High Yield Relationship Fund	50,775,856	—	—	—	6,442,994	57,218,850	3.10
UBS Small-Cap Equity Relationship Fund	31,609,145	—	—	—	7,144,303	38,753,448	2.10
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	1,988,539	—	825,000	22,222	22,927	1,208,688	0.07
UBS Global Aggregate Bond Relationship Fund	—	76,000,000	—	—	(57,760)	75,942,240	4.11
	$535,243,312	$76,000,000	$36,825,000	$7,788,052	$73,864,617	$656,070,981	35.49%

UBS Global Frontier Fund
Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/09	% of net assets
UBS Emerging Markets Equity Relationship Fund	$9,024,979	$1,007,500	$1,000,000	$440,840	$1,643,037	$11,116,356	14.38%
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	7,092,092	—	—	—	1,095,946	8,188,038	10.59
UBS High Yield Relationship Fund	2,879,802	—	—	—	365,421	3,245,223	4.20
UBS International Equity Relationship Fund	7,330,241	—	—	—	1,546,036	8,876,277	11.48
UBS U.S. Large Cap Equity Relationship Fund	12,161,156	—	—	—	2,114,594	14,275,750	18.46
UBS U.S. Large Cap Growth Equity Relationship Fund	2,818,201	1,500,000	—	—	481,659	4,799,860	6.21
UBS Corporate Bond Relationship Fund	4,401,841	—	—	—	325,101	4,726,942	6.11
UBS Global Aggregate Bond Relationship Fund	—	4,000,000	—	—	(3,040)	3,996,960	5.17
	$45,708,312	$6,507,500	$1,000,000	$440,840	$7,568,754	$59,225,406	76.60%

UBS Global Equity Fund
Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/09	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$15,173,928	$—	$15,321,250	$2,715,623	$(2,568,301)	$—	—%

UBS U.S. Bond Fund
Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/09	% of net assets
UBS Corporate Bond Relationship Fund	$12,088,071	$500,000	$6,550,000	$618,919	$243,576	$6,900,566	10.81%
UBS High Yield Relationship Fund	1,194,089	—	1,192,724	167,450	(168,815)	—	—
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	979,715	—	100,000	7,077	22,527	909,319	1.42
	$14,261,875	$500,000	$7,842,724	$793,446	$97,288	$7,809,885	12.23%

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at September 30, 2009 and for the period then ended were as follows:

Fund	Value 06/30/09	Purchases	Sales proceeds	Value 09/30/09	% of net assets	Interest income
UBS Dynamic Alpha Fund	$2,893,375	$106,591,294	$86,936,782	$22,547,887	3.38%	$17,455
UBS Global Allocation Fund	75,008,315	170,273,515	156,994,374	88,287,456	4.78	59,239
UBS Global Frontier Fund	6,677,130	10,365,436	11,353,476	5,689,090	7.36	4,922
UBS Global Equity Fund	75,974	26,098,186	23,917,119	2,257,041	1.31	1,301
UBS International Equity Fund	1,873,956	13,241,906	13,494,303	1,621,559	2.20	954
UBS U.S. Equity Alpha Fund	2,440,832	16,404,141	18,087,963	757,010	0.59	543
UBS U.S. Large Cap Equity Fund	1,408,399	24,728,414	20,928,974	5,207,839	1.87	2,525
UBS U.S. Large Cap Growth Fund	—	354,592	354,592	—	—	14
UBS U.S. Large Cap Value Equity Fund	723,700	3,146,186	3,606,222	263,664	0.45	374
UBS U.S. Mid Cap Growth Equity Fund	37,594	306,941	254,158	90,377	1.85	31
UBS U.S. Small Cap Growth Fund	1,529,915	14,325,970	13,933,345	1,922,540	0.95	2,503
UBS Absolute Return Bond Fund	4,120,804	9,981,588	9,861,546	4,240,846	2.74	2,901
UBS Global Bond Fund	545,874	6,997,374	6,195,108	1,348,140	4.22	718
UBS High Yield Fund	6,815,672	12,726,432	19,542,104	—	—	1,064
UBS U.S. Bond Fund	2,885,206	16,326,608	19,052,124	159,690	0.25	1,388

The Funds may invest in shares of the UBS Private Money Market Fund LLC (“Private Money Market”). Private Money Market is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. The Advisor acts as Managing Member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. The Advisor may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market are reflected as securities lending-net in the Statements of operation. Amounts relating to those investments at September 30, 2009 and for the period then ended were as follows:

Fund	Value 06/30/09	Purchases	Sales proceeds	Interest income	Value 09/30/09	% of net assets
UBS Dynamic Alpha Fund	$7,699,401	$32,282,543	$31,474,825	$—	$8,507,119	1.28%
UBS Global Allocation Fund	21,204,379	60,111,370	69,962,831	—	11,352,918	0.61
UBS Global Equity Fund	2,774,813	3,980,236	5,228,577	—	1,526,472	0.89
UBS International Equity Fund	6,791,233	6,205,906	10,346,920	—	2,650,219	3.60
UBS U.S. Small Cap Growth Fund	8,099,185	30,303,941	24,985,005	14,933	13,418,121	6.65
UBS U.S. Bond Fund	1,292,045	4,128,567	5,251,402	2,727	169,210	0.26

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Dynamic Alpha Fund. UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolio(s) of investments. In addition, the UBS Global Allocation Fund and the UBS U.S. Bond Fund received US Government Agency securities as collateral amounting to $1,341,708 and $148,494, respectively, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2009 were as follows:

		Market value of	Market value of
	Market value of	collateral received from	investments of cash
Fund	securities loaned	securities loaned	collateral received
UBS Dynamic Alpha Fund	$7,946,615	$8,507,119	$8,507,119
UBS Global Allocation Fund	11,653,193	12,694,626	11,352,918
UBS Global Equity Fund	1,191,150	1,526,472	1,526,472
UBS International Equity Fund	2,356,680	2,650,219	2,650,219
UBS U.S. Small Cap Growth Fund	13,110,851	13,418,121	13,418,121
UBS U.S. Bond Fund	311,318	317,704	169,210

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Annual report to shareholders dated June 30, 2009.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 25, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 25, 2009